UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23222
Hartford Funds Exchange-Traded Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
July 31, 2024
Hartford AAA CLO ETF
(formerly, Hartford Short Duration ETF)
HSRT/Cboe BZX
This annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford AAA CLO ETF	$27	0.26%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The Fund transitioned from the Hartford Short Duration ETF to a AAA collateralized loan obligations (CLOs) ETF during the twelve-month period. The commentary covers the period since inception of the new AAA CLO strategy: February 12, 2024 through July 31, 2024.
United States (US) fixed income markets eked out positive total returns during the five-month period ending July 31, 2024, as measured by the Bloomberg US Aggregate Bond Index; benefiting from both coupon income in addition to volatile but lower US Treasury yields and tighter credit spreads.
Top Contributors to Performance
  The Fund's credit quality positioning was the primarily contributor to performance during the period.  The Fund has flexibility to invest up to 20% in AA or A-rated CLOs to enhance income and total return potential. The Fund averaged an allocation of ~12% outside of AAA-rated CLOs during the period which provided the Fund with additional yield and return.
Top Detractors to Performance
  The Fund’s somewhat lower allocation to AAA-rated CLOs resulted in a lower contribution to returns from that class of CLOs, which detracted modestly relative to the benchmark.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
05/30/18
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24

Hartford AAA CLO ETF
$10,000 starting value
$11,955 ending value

JP Morgan CLOIE AAA Index
$10,000 starting value
$12,537 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,227 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$10,907 ending value

Average Annual Total Returns For the Periods Ended July 31, 2024*	1 Year	5 Years	Since Inception (May 30, 2018)
Fund	7.90%	2.53%	2.94%
JP Morgan CLOIE AAA Index**,^	7.74%	3.84%	3.73%
Bloomberg 1-3 Year US Government/Credit Index**	5.67%	1.50%	1.87%
Bloomberg US Aggregate Bond Index^	5.10%	0.19%	1.42%
*	As of February 12, 2024, the Fund changed its investment objective, principal investment strategy and management fee rate, and information after that date reflects those changes.
**
Effective February 12, 2024, the Fund changed its benchmark to the JP Morgan CLOIE AAA Index. Prior to February 12, 2024, the Fund’s benchmark was Bloomberg 1-3 Year US Government/Credit Index. The Fund changed its benchmark because the investment manager believes that the new benchmark better reflects the Fund’s revised objective and investment strategy.

^	The JP Morgan CLOIE AAA Index is the Fund's performance index and the Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$83,799,327
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$234,491
Portfolio turnover rate	171%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	100.9%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.7)%
Total	100.0%
Material Fund Changes
Effective as of February 12, 2024, the Fund's name, investment objective, principal investment strategy, portfolio management team, performance benchmark and management fee rate changed. As a result of these changes, certain principal risks of the Fund also changed. This is a summary of certain changes to the Fund since August 1, 2023.
For more complete information, you may review the Fund's prospectus supplement dated February 12, 2024 and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports‑etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHSRT_0724

Annual Shareholder Report
July 31, 2024
Hartford Core Bond ETF
HCRB/Cboe BZX
This annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Core Bond ETF	$30	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was the top positive contributor to relative performance, supported by structural supply shortages although the pace of home prices appreciation continues to moderate. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (collateralized loan obligations (CLOs)s), and Asset-Backed Securities (ABS) contributed positively to relative performance. An overweight to agency MBS pass-throughs also had a positive impact.
  The Fund held tactical interest rate positions during the period, including interest rate futures and interest rate swaps; overall duration and yield curve positioning contributed positively to relative results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. Investment grade CDX positions helped results.
Top Detractors to Performance
  The Fund’s developed governments bond positioning detracted modestly from results overall.
  Within Investment Grade credit, overall positioning to Industrials detracted from relative performance.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (February 19, 2020)
Fund	6.22%	(0.43)%
Bloomberg US Aggregate Bond Index	5.10%	(0.73)%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$268,771,966
Total number of portfolio holdings	840
Total investment management fees paid	$742,847
Portfolio turnover rate	43%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	32.5%
U.S. Government Securities	31.1%
Corporate Bonds	27.4%
Asset & Commercial Mortgage-Backed Securities	21.1%
Foreign Government Obligations	1.4%
Municipal Bonds	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	(14.7)%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHCRB_0724

Annual Shareholder Report
July 31, 2024
Hartford Large Cap Growth ETF
HFGO/Cboe BZX
This annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Large Cap Growth ETF	$67	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
US equities, as measured by the Russell 1000 Growth Index, posted positive results from August 1, 2023 through July 31, 2024.
Top Contributors to Performance
  Sector allocation, a residual of the Fund’s bottom-up stock selection process, contributed positively to Fund performance. Allocation effect was driven by the Fund’s underweights to Consumer Staples and Consumer Discretionary and overweight to Communication Services. This was modestly offset by an adverse overweight to Health Care.
  The largest individual relative contributors during the period included an underweight position in Apple (Information Technology), an overweight position in NVIDIA (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Stock selection detracted from relative returns, primarily driven by weak selection in Health Care. This was partially offset by positive selection in Information Technology and Consumer Discretionary.
  The largest individual relative detractors during the period included overweight positions in Exact Sciences (Healthcare), Align Technology (Healthcare), and Paycom Software (Industrials).
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
11/09/21
01/31/22
04/30/22
07/31/22
10/31/22
01/31/23
04/30/23
07/31/23
10/31/23
01/31/24
04/30/24
07/31/24
Hartford Large Cap Growth ETF
$10,000 starting value
$10,235 ending value
Russell 1000 Growth Index
$10,000 starting value
$12,077 ending value
Russell 1000 Index
$10,000 starting value
$11,960 ending value

Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (November 09, 2021)
Fund	27.70%	0.86%
Russell 1000 Growth Index^	26.94%	6.98%
Russell 1000 Index^	21.50%	6.67%
^	The Russell 1000 Growth Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$124,880,072
Total number of portfolio holdings (excluding derivatives, if any)	49
Total investment management fees paid	$632,645
Portfolio turnover rate	97%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	46.4%
Communication Services	19.2%
Consumer Discretionary	13.8%
Health Care	9.8%
Industrials	4.3%
Financials	3.4%
Consumer Staples	0.9%
Energy	0.9%
Real Estate	0.7%
Short-Term Investments	1.0%
Other Assets & Liabilities	(0.4)%
Total	100.0%
Material Fund Changes
Effective as of July 1, 2024, the structure of the Fund changed from a “semi-transparent” ETF, which does not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF, which discloses all its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. As a result, certain changes were made to the Fund's principal risks to reflect the change in structure. In addition, effective as of November 28, 2023, the Fund investment company classification was changed from diversified to non-diversified pursuant to shareholder approval at a meeting held on November 2, 2023 and “Non-Diversification Risk” was added to the Fund's principal risks. This is a summary of certain changes to the Fund since August 1, 2023.
For more complete information, you may review the Fund's prospectus supplements dated May 15, 2024 and November 3, 2023, respectively and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHFGO_0724

Annual Shareholder Report
July 31, 2024
Hartford Municipal Opportunities ETF
HMOP/NYSE Arca
This annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Municipal Opportunities ETF	$30	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds and high-yield revenue bonds were the primary driver of relative outperformance.
  Within investment grade revenue bonds, security selection within health care; port, airport and marina; education, were the main relative contributors.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
12/13/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
Hartford Municipal Opportunities ETF
$10,000 starting value
$11,737 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$11,397 ending value
Bloomberg Municipal Bond 1-15 Year Blend
(1-17) Index
$10,000 starting value
$11,341 ending value

Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	Since Inception (December 13, 2017)
Fund	5.42%	1.62%	2.45%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index^	3.20%	1.18%	1.94%
Bloomberg Municipal Bond Index^	3.74%	1.18%	2.02%
^
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund's performance index and the Bloomberg Municipal Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$438,744,535
Total number of portfolio holdings (excluding derivatives, if any)	493
Total investment management fees paid	$1,147,068
Portfolio turnover rate	38%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	18.9%
Medical	9.9%
Airport	8.5%
Transportation	8.1%
General Obligation	7.6%
School District	7.5%
Power	7.1%
Single Family Housing	5.9%
Higher Education	3.6%
Development	3.4%
Nursing Homes	3.3%
Water	2.9%
Education	2.4%
Utilities	1.0%
Student Loan	0.9%
Tobacco	0.8%
Housing	0.6%
Multifamily Housing	0.6%
Facilities	0.3%
Pollution	0.3%
U.S. Government Agencies*	0.2%
Short-Term Investments	1.8%
Other Assets & Liabilities	4.4%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHMOP_0724

Annual Shareholder Report
July 31, 2024
Hartford Schroders Commodity Strategy ETF (Consolidated)
HCOM/NYSE Arca
This annual shareholder report contains important information about the Hartford Schroders Commodity Strategy ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Commodity Strategy ETF	$58	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Commodities, as measured by the Bloomberg Commodity Index Total Return, posted a negative return of -5.17% for the 12 months through to July 31, 2024.
Top Contributors to Performance
  Positive relative performance was mainly sourced from the metals and agriculture sectors.
  The Fund’s overweight positions in gold added the most value.
  The Fund’s underweight positioning in copper, aluminum, nickel and zinc all contributed positively to performance.
  The Fund’s active underweights to soybeans and sugar in the agricultural sector contributed positively to the Fund’s overall performance.
Top Detractors to Performance
  Returns from Energy were negative for the period under review.
  Overweight positions in West Texas Intermediate (WTI) crude oil during parts of the period generated the largest underperformance for the Fund.
  Volatility in the natural gas markets negatively affected returns.
The Fund primarily uses commodity futures, in a long only and unleveraged manner, to gain market exposures to commodities. Therefore, around 95% of the Fund’s exposure was derived from such derivatives over the period, and these positions were the primary contributors to the Fund’s returns for the period ended July 31, 2024.
The views expressed reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
09/14/21
01/31/22
07/31/22
01/31/23
07/31/23
01/31/24
07/31/24

Hartford Schroders Commodity Strategy ETF
$10,000 starting value
$10,634 ending value

S&P 500 Index
$10,000 starting value
$12,996 ending value

Bloomberg Commodity Index Total Return
$10,000 starting value
$10,933 ending value

Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (September 14, 2021)
Fund	(3.85)%	2.16%
Bloomberg Commodity Index Total Return^	(5.17)%	3.21%
S&P 500 Index^	22.15%	9.54%
^	The Bloomberg Commodity Index Total Return serves as the Fund's performance index and the S&P 500 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$10,317,026
Total number of portfolio holdings	67
Total investment management fees paid	$76,170
Portfolio turnover rate	328%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Materials	5.7%
Short-Term Investments	90.9%
Other Assets & Liabilities	3.4%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHCOM_0724

Annual Shareholder Report
July 31, 2024
Hartford Schroders Tax-Aware Bond ETF
HTAB/NYSE Arca
This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Tax-Aware Bond ETF	$40	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended July 31, 2024. Credit sectors also produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  Yield curve impacts were a notable positive contributor. This reflects the sector allocation as the overweight to tax-exempt general obligations (GO’s) and tax-exempt federal agencies results in favorable curve exposure. Tax-exempt yields are higher over the period however the federal agencies and GO’s generally saw their yields rise less than the benchmark which makes the overweight a positive factor.
  Sector selection was a notable positive contributor due to the overweight exposure to tax-exempt federal agency and tax-exempt corporate supported securities in addition to the out of benchmark allocation to Financials sector. Financials are one of the best investment grade sectors in excess return terms over the period and the Fund exposure had been as high at 4.0% before locking in gains and reducing exposure at the end of the period. The corporate supported segment of the municipal market and federal agency tax-exempt municipals were also material contributors to the positive sector selection as these sectors outperformed the broad municipal bond index and the Fund is overweight.

Top Detractors to Performance
  Security selection detracted due to specific tax-exempt Utilities underperforming the broader index returns. Two securities, New York State Green Transition and Oklahoma State Water Reservoir, were responsible for the bulk of the negative security selection as issuer specific drivers resulted in the underperformance.
  Duration impacts were negative due to the allocation to Treasuries. Treasury yields (as measured by the 10-year) were nearly 100 bps higher at one point over the period before rallying almost all the way back to where they started. Additionally, the top line duration was longer than the index over the period as yields rose. Please note that the Fund is not managed to the duration of the index as part of the opportunistic strategy and the duration of the Fund more a result of the yield environment.
The views expressed reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	Since Inception (April 18, 2018)
Fund	4.36%	1.11%	2.13%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.23%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$358,650,293
Total number of portfolio holdings	299
Total investment management fees paid	$890,530
Portfolio turnover rate	60%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	82.8%
U.S. Government Securities	9.2%
Corporate Bonds	2.7%
U.S. Government Agencies*	0.4%
Short-Term Investments	4.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHTAB_0724

Annual Shareholder Report
July 31, 2024
Hartford Quality Value ETF
QUVU/Cboe BZX
This annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Quality Value ETF	$48	0.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) equities, as measured by the Russell 1000 Value Index, rose over the trailing twelve-month period ending July 31, 2024, despite initial challenges from high Treasury yields and interest rate concerns, buoyed by a strong job market, cooling inflation, and optimism in technology stocks, leading to a broad market rally with expectations that the Fed will begin to cut interest rates in September.
Top Contributors to Performance
  Security selection within the Consumer Staples, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in American Express (Financials), Micron Technology (Information Technology) and not owning Johnson & Johnson (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Materials, and Utilities sectors.
  The largest individual detractors over the period were overweight positions in FMC (Materials), Knight-Swift Transportation (Industrials), and Pfizer (Healthcare).
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the ETF’s underweight allocations to Industrials and Financials sector.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
07/31/14
07/31/15
07/31/16
07/31/17
07/31/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24
Hartford Quality Value ETF
$10,000 starting value
$22,286 ending value
Russell 1000 Value Index
$10,000 starting value
$23,586 ending value
Russell 1000 Index
$10,000 starting value
$33,519 ending value

Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	10 Years
Fund[1]	12.23%	9.96%	8.34%
Russell 1000 Value Index^	14.80%	9.92%	8.96%
Russell 1000 Index^	21.50%	14.59%	12.86%
1
Prior to the close of business on October 13, 2023, the Fund operated as an open-end mutual fund (the "Predecessor Fund"). The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The returns prior to the Fund's listing on the exchange include the returns of the Predecessor Fund's share classes and operating expenses as follows: Class F (February 28, 2017 to October 13, 2013); and Class I (August 31, 2006 to February 27, 2017).

^	The Russell 1000 Value Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$177,743,048
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid^	$574,963
Portfolio turnover rate^	51%
^	Reflects for the period 11/01/2023 through 07/31/2024.
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Financials	20.4%
Health Care	15.6%
Information Technology	10.7%
Consumer Staples	9.9%
Industrials	8.8%
Energy	8.4%
Utilities	6.4%
Communication Services	6.2%
Materials	4.3%
Real Estate	4.2%
Consumer Discretionary	3.9%
Other Assets & Liabilities	1.2%
Total	100.0%
Material Fund Changes
Effective as of October 13, 2023, the Fund was converted from a mutual fund to an exchange-traded fund (“ETF”). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. This is a summary of certain changes to the Fund since August 1, 2023.
For more complete information, you may review the Fund's summary prospectus and prospectus dated February 2, 2024 and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AQUVU_0724

Annual Shareholder Report
July 31, 2024
Hartford Sustainable Income ETF
HSUN/Cboe BZX
This annual shareholder report contains important information about the Hartford Sustainable Income ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
This report describes changes to the Fund to be made as of September 30, 2024.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Sustainable Income ETF	$57	0.54%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index.
Top Contributors to Performance
  An out-of-benchmark allocation to High Yield was the top positive relative contributor to performance, led by Industrials and Financials, and an allocation to Bank Loans industrial issuers also aided relative results.
  The Fund’s exposure to Emerging Market (EM) debt, both EM Corporate and to a lesser extent EM Select Sovereign Debt, contributed positively to relative performance amid spread tightening exhibited across positions held within these sectors.
  The Fund’s allocation to securitized sectors benefited relative performance. Consumer fundamentals remain supportive overall although deteriorating for the lower income cohort. Outperformance was led by positive results from an allocation to Non-Agency Mortgage-Backed Securities (NA RMBS) supported by structural supply shortages although the pace of home prices appreciation continues to moderate, and an allocation to Collateralized Loan Obligations (collateralized loan obligations (CLOs)s) benefiting from market risk-on tone. An underweight to agency MBS and Commercial Mortgage-Backed Securities (CMBS) also benefited results.
  The Fund implemented tactical interest rate positions during the period, which contributed positively to relative results as rates moved lower.

Top Detractors to Performance
  An allocation to Convertible Bonds had a negative impact on results.
  The Fund’s underweight positioning within Investment Grade Credit also negatively affected relative performance.
  The Fund’s developed governments bond positioning detracted modestly from results overall.
  During the period, the Fund used futures and currency forwards to implement non-US rate and currency positions which overall detracted relative performance. The Fund also made use of interest rate swaps to manage interest rate risk and duration of the portfolio, this position had a negative impact on results.
The Fund implemented tactical interest rate positions during the period, which contributed positively to relative results as rates moved lower. During the period, the Fund used futures and currency forwards to implement non-US rate and currency positions which overall detracted from results. The Fund also made use of interest rate swaps to manage interest rate risk and duration of the portfolio, this position had a negative impact on results. Credit swaps (CDX and iTRAXX) were used to manage credit exposure, and overall portfolio risk. EM Credit Default Swap (CDX) positions had a modest positive impact on performance during the period, while high yield (HY) CDX in particular, and iTRAXX to a lesser extent, contributed notably to results.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (September 21, 2021)
Fund	10.43%	(0.14)%
Bloomberg US Aggregate Bond Index	5.10%	(2.76)%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$56,760,952
Total number of portfolio holdings	408
Total investment management fees paid	$305,257
Portfolio turnover rate	56%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	40.6%
U.S. Government Securities	19.6%
Senior Floating Rate Interests	11.1%
Asset & Commercial Mortgage-Backed Securities	10.6%
U.S. Government Agencies*	9.2%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Preferred Stocks	0.2%
Common Stocks	0.0%^
Warrants	0.0%^
Short-Term Investments	0.4%
Other Assets & Liabilities	(4.1)%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
^	Percentage rounds to zero.
Material Fund Changes
Effective as of September 30, 2024, the Fund's name, investment objective, principal investment strategy, and contractual management fee rate will be changed. As a result of the changes to the principal investment strategy, certain of the Fund's principal risks will also change and the Fund's non-fundamental policy to invest at least 80% of its assets in securities of issuers that the sub-adviser determined fit into its sustainability framework will be removed. This is a summary of planned changes to the Fund.
For more complete information, you may review the Fund's prospectus supplement dated June 20, 2024 and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHSUN_0724

Annual Shareholder Report
July 31, 2024
Hartford Total Return Bond ETF
HTRB/NYSE Arca
This annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Total Return Bond ETF	$30	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance, supported by structural supply shortages although the pace of home prices appreciation continues to moderate. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (collateralized loan obligations (CLOs)s), and Asset-Backed Securities (ABS) contributed positively to relative performance. An overweight to agency MBS pass-throughs also had a positive impact.
  Out-of-benchmark exposure to High Yield aided results over the period, particularly Industrials. The Fund’s allocation to Emerging Market (EM) sovereign and corporate debt benefited relative performance.
Top Detractors to Performance
  The Fund’s developed governments bond positioning detracted modestly from relative results overall.
  Positioning within Financials detracted modestly from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps; overall duration and yield curve positioning contributed positively to relative results. During the period, the Fund used currency forwards and options to implement non-US rate and currency positions which had a negligible impact on performance, in aggregate. Credit default swaps were used to manage credit exposure, and overall portfolio risk. EM Credit Default Swap (CDX) positions had a modest positive impact on performance during the period, and high yield CDX also contributed positively to results.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	Since Inception (September 27, 2017)
Fund	6.86%	0.88%	1.69%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.11%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of July 31, 2024
Fund's net assets	$1,685,250,728
Total number of portfolio holdings	1,508
Total investment management fees paid	$4,084,394
Portfolio turnover rate	45%
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	39.5%
U.S. Government Securities	27.2%
Corporate Bonds	26.1%
Asset & Commercial Mortgage-Backed Securities	18.9%
Foreign Government Obligations	2.6%
Municipal Bonds	0.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	(15.2)%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHTRB_0724

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$251,987 for the fiscal year ended July 31, 2024; $228,165 for the fiscal year ended July 31, 2023.

(b)

Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$12,000 for the fiscal year ended July 31, 2024; $0 for the fiscal year ended July 31, 2023. Audit related services are for SAS 100 procedures and N-14 consent.

(c)

Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$76,388 for the fiscal year ended July 31, 2024; $64,750 for the fiscal year ended July 31, 2023. Tax-related services are principally in connection with, but not limited to, general tax compliance services and excise tax review.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$221 for the fiscal year ended July 31, 2024; $635 for the fiscal year ended July 31, 2023. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)

(1)   The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a.   The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b.  The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c.   The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d.  The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e)

(2)   One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended July 31, 2024 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $76,609 for the fiscal year ended July 31, 2024; $65,385 for the fiscal year ended July 31, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended July 31, 2024 and $121,199 for the fiscal year ended July 31, 2023.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Active ETFs
Annual Financial Statements
and Other Information
July 31, 2024

■ Hartford AAA CLO ETF[1]
■ Hartford Core Bond ETF
■ Hartford Large Cap Growth ETF
■ Hartford Municipal Opportunities ETF
■ Hartford Quality Value ETF
■ Hartford Schroders Commodity Strategy ETF
■ Hartford Schroders Tax-Aware Bond ETF
■ Hartford Sustainable Income ETF[2]
■ Hartford Total Return Bond ETF

[1]	Formerly, Hartford Short Duration ETF
[2]	Effective September 30, 2024, the fund will change its name to Hartford Strategic Income ETF.

Hartford Active ETFs

Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford AAA CLO ETF	3
Hartford Core Bond ETF	6
Hartford Large Cap Growth ETF	18
Hartford Municipal Opportunities ETF	20
Hartford Quality Value ETF	29
Hartford Schroders Commodity Strategy ETF (Consolidated)	31
Hartford Schroders Tax-Aware Bond ETF	33
Hartford Sustainable Income ETF	39
Hartford Total Return Bond ETF	50
Glossary	70
Statements of Assets and Liabilities:
Hartford AAA CLO ETF	71
Hartford Core Bond ETF	71
Hartford Large Cap Growth ETF	71
Hartford Municipal Opportunities ETF	71
Hartford Quality Value ETF	71
Hartford Schroders Commodity Strategy ETF (Consolidated)	72
Hartford Schroders Tax-Aware Bond ETF	72
Hartford Sustainable Income ETF	72
Hartford Total Return Bond ETF	72
Statements of Operations:
Hartford AAA CLO ETF	73
Hartford Core Bond ETF	73
Hartford Large Cap Growth ETF	73
Hartford Municipal Opportunities ETF	73
Hartford Quality Value ETF	73
Hartford Schroders Commodity Strategy ETF (Consolidated)	74
Hartford Schroders Tax-Aware Bond ETF	74
Hartford Sustainable Income ETF	74
Hartford Total Return Bond ETF	74
Statements of Changes in Net Assets:
Hartford AAA CLO ETF	75
Hartford Core Bond ETF	75
Hartford Large Cap Growth ETF	76
Hartford Municipal Opportunities ETF	76
Hartford Quality Value ETF	77
Hartford Schroders Commodity Strategy ETF (Consolidated)	77
Hartford Schroders Tax-Aware Bond ETF	78
Hartford Sustainable Income ETF	78

Hartford Active ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.9%
	Other Asset-Backed Securities - 100.9%
$ 1,000,000	720 East CLO IV Ltd. 6.89%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$ 1,006,664
1,000,000	720 East CLO Ltd. 7.45%, 10/15/2036, 3 mo. USD Term SOFR + 2.15%(1)(2)	1,002,610
2,000,000	AGL CLO 3 Ltd. 6.86%, 01/15/2033, 3 mo. USD Term SOFR + 1.56%(1)(2)	2,002,682
	Apidos CLO XL Ltd.
2,000,000	6.65%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,000,000
1,000,000	7.10%, 07/15/2035, 3 mo. USD Term SOFR + 1.80%(1)(2)	999,750
157,394	Apidos CLO XX Ltd. 6.65%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	157,512
300,000	Apidos CLO XXIII Ltd. 6.78%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	300,188
600,000	Apidos CLO XXVIII 6.94%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	600,259
1,000,000	Apidos CLO XXXIX Ltd. 6.58%, 04/21/2035, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,003,405
3,200,000	Ares XXVII CLO Ltd. 6.70%, 10/28/2034, 3 mo. USD Term SOFR + 1.43%(1)(2)	3,207,818
1,000,000	Ares XXXIX CLO Ltd. 7.53%, 07/18/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	1,001,321
1,600,000	Assurant CLO I Ltd. 6.72%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,602,870
300,000	Atrium XIII 7.04%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	299,911
	Bain Capital Credit CLO Ltd.
1,500,000	6.42%, 10/17/2032, 3 mo. USD Term SOFR + 1.13%(1)(2)	1,500,460
1,000,000	6.68%, 01/22/2035, 3 mo. USD Term SOFR + 1.40%(1)(2)	1,001,524
1,000,000	6.84%, 10/17/2032, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,000,101
2,000,000	7.12%, 04/16/2036, 3 mo. USD Term SOFR + 1.83%(1)(2)	2,014,952
	Barings CLO Ltd.
983,724	6.61%, 04/20/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	984,846
1,000,000	6.73%, 04/15/2036, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,001,208
290,000	7.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	292,193
1,000,000	Barings Loan Partners CLO Ltd. 3 6.80%, 07/20/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	1,002,096
1,000,000	Battalion CLO XIV Ltd. 7.39%, 01/20/2035, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,000,537
2,000,000	Benefit Street Partners CLO XV Ltd. 6.70%, 07/15/2037, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,005,300
1,200,000	Birch Grove CLO 5 Ltd. 7.83%, 04/20/2035, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,200,719
1,100,000	BlueMountain CLO Ltd. 7.02%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,100,734
	Carlyle U.S. CLO Ltd.
868,788	6.54%, 04/20/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	870,620
500,000	6.72%, 07/15/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	500,659
1,000,000	Cedar Funding X CLO Ltd. 6.64%, 10/20/2032, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,001,559
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.9% - (continued)
	Other Asset-Backed Securities - 100.9% - (continued)
	CIFC Funding Ltd.
$ 1,000,000	6.61%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	$ 1,000,008
149,396	6.65%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(2)	149,622
300,000	6.71%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	300,291
825,000	6.78%, 07/16/2037, 3 mo. USD Term SOFR + 1.45%(1)(2)	829,744
1,000,000	6.83%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,009,382
250,000	6.88%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	250,750
250,000	6.95%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	249,968
1,120,000	7.04%, 04/20/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,120,853
800,000	7.44%, 07/18/2031, 3 mo. USD Term SOFR + 2.16%(1)(2)	800,326
2,000,000	Dryden 43 Senior Loan Fund 6.58%, 04/20/2034, 3 mo. USD Term SOFR + 1.30%(1)(2)	2,001,320
250,000	Dryden 53 CLO Ltd. 6.96%, 01/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	250,115
1,000,000	Dryden 64 CLO Ltd. 7.29%, 04/18/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	998,945
1,000,000	Dryden 68 CLO Ltd. 6.73%, 07/15/2035, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,000,069
1,000,000	Dryden 94 CLO Ltd. 6.74%, 07/15/2037, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,002,809
1,000,000	Elmwood CLO 14 Ltd. 6.60%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	999,990
1,000,000	Elmwood CLO 15 Ltd. 6.62%, 04/22/2035, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,001,180
1,000,000	Elmwood CLO 19 Ltd. 6.99%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,009,341
3,000,000	Elmwood CLO 23 Ltd. 7.09%, 04/16/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,020,073
1,000,000	Elmwood CLO II Ltd. 6.69%, 04/20/2034, 3 mo. USD Term SOFR + 1.41%(1)(2)	1,000,643
1,000,000	Empower CLO Ltd. 6.91%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,004,823
2,000,000	GoldenTree Loan Management U.S. CLO 1 Ltd. 6.56%, 04/20/2034, 3 mo. USD Term SOFR + 1.28%(1)(2)	2,003,786
1,000,000	Golub Capital Partners CLO 66B Ltd. 7.23%, 04/25/2036, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,010,122
500,000	Greenwood Park CLO Ltd. 6.96%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	499,914
2,000,000	Invesco CLO Ltd. 6.72%, 07/20/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,009,284
500,000	Invesco U.S. CLO Ltd. 7.08%, 04/21/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	500,709
2,000,000	Kings Park CLO Ltd. 6.67%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,005,134
	KKR CLO 24 Ltd.
1,365,982	6.62%, 04/20/2032, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,367,427
1,000,000	6.99%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,003,099
2,000,000	KKR CLO 52 Ltd. 7.19%, 07/16/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,015,136

The accompanying notes are an integral part of these financial statements.
3

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.9% - (continued)
	Other Asset-Backed Securities - 100.9% - (continued)
$ 660,000	Madison Park Funding XIX Ltd. 6.88%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$ 664,458
1,000,000	Madison Park Funding XXXVII Ltd. 6.83%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,006,482
255,608	Magnetite XXV Ltd. 6.75%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	256,083
	Oaktree CLO Ltd.
500,000	6.72%, 07/15/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	500,959
500,000	7.20%, 04/15/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	500,819
	OCP CLO Ltd.
1,000,000	6.55%, 04/18/2033, 3 mo. USD Term SOFR + 1.27%(1)(2)	1,002,235
250,000	6.63%, 07/20/2032, 3 mo. USD Term SOFR + 1.35%(1)(2)	249,938
850,000	6.64%, 07/20/2037, 3 mo. USD Term SOFR + 1.37%(1)(2)	850,000
1,000,000	6.85%, 07/20/2037, 3 mo. USD Term SOFR + 1.57%(1)(2)	1,000,000
635,000	Octagon 63 Ltd. 7.03%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	635,259
825,000	Octagon 66 Ltd. 7.08%, 11/16/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	832,856
2,080,000	Octagon 67 Ltd. 7.08%, 04/25/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	2,083,170
250,000	Octagon Investment Partners XV Ltd. 7.04%, 07/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	249,943
750,000	OHA Loan Funding Ltd. 7.04%, 07/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	750,499
	Palmer Square CLO Ltd.
1,250,000	7.18%, 01/20/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,251,467
250,000	7.28%, 07/20/2035, 3 mo. USD Term SOFR + 2.00%(1)(2)	250,057
1,000,000	Rad CLO 25 Ltd. 6.98%, 07/20/2037, 3 mo. USD Term SOFR + 1.66%(1)(2)	999,816
250,000	Regatta XIX Funding Ltd. 6.60%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	250,585
825,000	RR 8 Ltd. 6.67%, 07/15/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	824,622
1,500,000	RRX 7 Ltd. 6.66%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,502,380
325,000	Stratus Static CLO Ltd. 7.18%, 10/20/2031, 3 mo. USD Term SOFR + 1.90%(1)(2)	325,175
800,000	Symphony CLO 38 Ltd. 7.08%, 04/24/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	801,212
1,000,000	Texas Debt Capital CLO Ltd. 7.08%, 04/20/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,005,757
Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 100.9% - (continued)
	Other Asset-Backed Securities - 100.9% - (continued)
$ 1,650,000	Venture XXX CLO Ltd. 7.26%, 01/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)		$ 1,649,140
	Voya CLO Ltd.
1,000,000	6.98%, 10/20/2031, 3 mo. USD Term SOFR + 1.70%(1)(2)		996,144
1,000,000	7.65%, 04/17/2030, 3 mo. USD Term SOFR + 2.36%(1)(2)		1,006,880
	Total Asset & Commercial Mortgage-Backed Securities (cost $84,459,578)		$ 84,523,297
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
689,186	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $689,288; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $703,116		$ 689,186
	Total Short-Term Investments (cost $689,186)		$ 689,186
	Total Investments (cost $85,148,764)	101.7%	$ 85,212,483
	Other Assets and Liabilities	(1.7)%	(1,413,156)
	Net Assets	100.0%	$ 83,799,327
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $84,523,297, representing 100.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
4

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments – (continued)
July 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 84,523,297	$ —	$ 84,523,297	$ —
Short-Term Investments	689,186	—	689,186	—
Total	$ 85,212,483	$ —	$ 85,212,483	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
5

Hartford Core Bond ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1%
	Asset-Backed - Automobile - 2.3%
$ 185,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 185,481
257,024	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	256,794
	Avis Budget Rental Car Funding AESOP LLC
215,000	5.23%, 12/20/2030(1)	215,797
185,000	5.36%, 06/20/2030(1)	187,225
220,000	5.90%, 08/21/2028(1)	224,673
260,108	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	261,181
217,679	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	217,844
	Credit Acceptance Auto Loan Trust
190,000	5.68%, 03/15/2034(1)	191,718
470,000	6.11%, 08/15/2034(1)	477,100
	DT Auto Owner Trust
140,000	5.19%, 10/16/2028(1)	139,475
155,000	5.41%, 02/15/2029(1)	154,534
	Enterprise Fleet Financing LLC
95,000	5.16%, 09/20/2030(1)	96,026
215,000	5.42%, 10/22/2029(1)	216,604
90,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	90,132
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	256,612
77,000	5.05%, 01/18/2028(1)	76,521
195,000	5.21%, 05/15/2028(1)	194,152
560,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	566,600
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	446,916
27,605	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	27,507
	Santander Drive Auto Receivables Trust
160,000	4.98%, 02/15/2028	159,260
280,000	5.61%, 07/17/2028	281,144
110,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	110,441
235,000	SFS Auto Receivables Securitization Trust 5.47%, 12/20/2029(1)	238,447
	Tricolor Auto Securitization Trust
18,473	6.48%, 08/17/2026(1)	18,474
165,152	6.61%, 10/15/2027(1)	165,693
	Westlake Automobile Receivables Trust
25,907	1.65%, 02/17/2026(1)	25,805
90,000	5.41%, 01/18/2028(1)	89,846
400,000	6.14%, 03/15/2028(1)	401,740
145,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	145,345
		6,119,087
	Asset-Backed - Manufactured Housing - 0.0%
61,900	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	54,145
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
134,124	0.97%, 12/16/2069(1)	116,576
228,060	1.11%, 02/18/2070(1)	196,668
287,162	5.51%, 10/15/2071(1)	290,488
		603,732
	Commercial Mortgage-Backed Securities - 5.4%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	218,567
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	309,215
195,000	ARZ Trust 5.77%, 06/11/2029(1)	198,682
	BBCMS Mortgage Trust
1,829,509	1.01%, 05/15/2057(2)(3)	142,521
1,008,631	1.63%, 02/15/2057(2)(3)	107,351
125,000	3.66%, 04/15/2055(3)	113,386
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Commercial Mortgage-Backed Securities - 5.4% - (continued)
$ 430,000	5.83%, 05/15/2057	$ 455,733
	Benchmark Mortgage Trust
2,781,132	0.57%, 07/15/2056(2)(3)	110,802
969,341	1.17%, 12/15/2056(2)(3)	63,361
559,060	1.51%, 01/15/2054(2)(3)	41,205
595,623	1.78%, 07/15/2053(2)(3)	34,468
	BMO Mortgage Trust
1,685,000	1.08%, 07/15/2057(2)(3)	115,679
624,000	5.76%, 07/15/2057	653,536
	BX Trust
630,000	6.34%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(4)	621,802
115,000	7.42%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(4)	114,856
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	88,175
126,765	1.69%, 07/15/2060(1)	120,992
97,713	5.97%, 08/15/2062(1)	97,070
20,617	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	20,406
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	91,702
35,000	3.18%, 02/10/2048	34,626
150,000	3.31%, 03/10/2048	147,695
110,000	3.38%, 01/10/2039(1)	98,490
210,000	3.61%, 08/10/2049(1)(3)	207,315
250,000	6.34%, 08/10/2044(1)	253,791
24,372	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	23,944
54,662	CSMC Trust 2.26%, 08/15/2037(1)	52,064
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	265,458
	DBJPM Mortgage Trust
460,343	1.70%, 09/15/2053(2)(3)	22,876
16,420	3.04%, 05/10/2049	16,117
120,000	DC Trust 5.73%, 04/13/2028(1)(3)	120,309
	FREMF Mortgage Trust
295,000	3.60%, 04/25/2048(1)(3)	291,159
90,000	3.66%, 11/25/2049(1)(3)	89,266
225,000	3.95%, 06/25/2049(1)(3)	219,427
565,000	GS Mortgage Securities Corp. II 5.31%, 03/10/2041(1)(3)	560,087
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	359,679
200,000	Hawaii Hotel Trust 6.78%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(4)	199,437
150,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(3)	151,381
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,046,021
	JPMBB Commercial Mortgage Securities Trust
24,835	3.56%, 12/15/2048	24,486
635,000	3.58%, 03/17/2049	616,347
	JPMDB Commercial Mortgage Securities Trust
52,244	2.95%, 06/15/2049	51,239
632,000	3.14%, 12/15/2049	592,819
95,236	3.24%, 10/15/2050	92,523
210,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	208,372
383,263	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(2)(3)	24,670
510,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	461,036
285,000	NJ Trust 6.48%, 01/06/2029(1)(3)	296,245
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	481,896

The accompanying notes are an integral part of these financial statements.
6

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Commercial Mortgage-Backed Securities - 5.4% - (continued)
$ 50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	$ 45,700
525,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	548,297
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	353,120
719,000	3.43%, 03/15/2059	697,472
22,040	3.52%, 12/15/2048	21,774
420,000	3.64%, 03/15/2050	396,407
235,000	3.81%, 12/15/2048	229,622
	Wells Fargo NA
3,967,914	0.63%, 11/15/2062(2)(3)	116,637
1,711,798	0.82%, 06/15/2057(2)(3)	105,298
922,629	0.94%, 02/15/2052(2)(3)	29,993
993,961	0.99%, 02/15/2056(2)(3)	60,251
880,923	1.00%, 12/15/2056(2)(3)	32,801
1,462,249	1.32%, 11/15/2053(2)(3)	92,503
1,241,761	1.76%, 03/15/2063(2)(3)	103,773
145,000	4.41%, 11/15/2061(3)	140,942
650,000	5.72%, 06/15/2057	681,759
		14,384,633
	Other Asset-Backed Securities - 6.3%
	Affirm Asset Securitization Trust
165,000	5.61%, 02/15/2029(1)	165,481
210,000	6.61%, 01/18/2028(1)	210,747
220,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	222,105
400,000	Barings CLO Ltd. 7.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(4)	403,025
495,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(4)	496,075
315,000	Benefit Street Partners CLO XXXI Ltd. 7.63%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	316,893
16,730	BHG Securitization Trust 0.90%, 10/17/2034(1)	16,503
270,000	Birch Grove CLO 4 Ltd. 7.10%, 07/15/2037, 3 mo. USD Term SOFR + 1.80%(1)(4)	270,437
250,000	BlueMountain CLO XXIV Ltd. 6.64%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(4)	249,954
470,000	BlueMountain CLO XXXI Ltd. 6.69%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(4)	470,616
460,000	BlueMountain CLO XXXIII Ltd. 6.78%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(4)	460,233
95,000	CNH Equipment Trust 4.77%, 10/15/2030	94,706
250,909	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	251,864
	DB Master Finance LLC
146,250	2.79%, 11/20/2051(1)	124,372
700,087	4.35%, 05/20/2049(1)	672,239
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	161,837
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	397,789
432,000	3.67%, 10/25/2049(1)	400,489
206,800	4.12%, 07/25/2047(1)	199,860
435,000	Elmwood CLO 19 Ltd. 7.69%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(4)	441,713
295,000	Elmwood CLO 23 Ltd. 7.54%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(4)	296,475
	FirstKey Homes Trust
153,470	4.15%, 05/19/2039(1)	149,516
585,698	4.25%, 07/17/2039(1)	572,304
750,000	Galaxy XXIV CLO Ltd. 6.84%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(4)	754,195
250,000	Invesco U.S. CLO Ltd. 7.58%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	250,844
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Other Asset-Backed Securities - 6.3% - (continued)
$ 250,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(4)	$ 250,472
330,000	MF1 Ltd. 7.09%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(4)	324,406
770,000	OCP CLO Ltd. 6.81%, 04/18/2037, 3 mo. USD Term SOFR + 1.53%(1)(4)	773,005
410,000	Octagon 61 Ltd. 7.63%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	411,434
	Progress Residential Trust
401,702	1.51%, 10/17/2038(1)	372,151
142,093	3.20%, 04/17/2039(1)	135,212
397,661	4.44%, 05/17/2041(1)	387,956
105,701	4.45%, 06/17/2039(1)	104,021
178,743	4.75%, 10/27/2039(1)	176,365
22,976	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	22,767
635,000	RR 23 Ltd. 7.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(4)	639,129
	SCF Equipment Leasing LLC
140,000	5.52%, 01/20/2032(1)	141,937
334,404	6.56%, 01/22/2030(1)	337,428
390,000	Sound Point CLO XXIX Ltd. 6.62%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(4)	390,143
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	57,456
285,000	5.90%, 07/25/2048(1)	287,845
130,000	5.90%, 03/25/2049(1)	132,044
440,000	Subway Funding LLC 6.03%, 07/30/2054(1)	448,952
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	71,426
146,998	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	148,864
350,000	Texas Debt Capital CLO Ltd. 7.58%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	351,248
654,011	Tricon Residential Trust 3.86%, 04/17/2039(1)	632,961
515,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	492,031
330,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	333,041
390,000	Venture 42 CLO Ltd. 6.69%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(4)	389,951
297,979	Wellfleet CLO X Ltd. 6.71%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(4)	298,657
198,794	Wendy's Funding LLC 2.37%, 06/15/2051(1)	174,876
531,900	Wingstop Funding LLC 2.84%, 12/05/2050(1)	489,928
		16,825,978
	Whole Loan Collateral CMO - 6.9%
190,457	510 Asset-Backed Trust 5.12%, 06/25/2061(1)(5)	188,653
	Angel Oak Mortgage Trust
75,946	0.91%, 01/25/2066(1)(3)	65,143
269,686	0.95%, 07/25/2066(1)(3)	227,739
37,292	0.99%, 04/25/2053(1)(3)	34,667
69,369	0.99%, 04/25/2066(1)(3)	59,479
179,629	1.04%, 01/20/2065(1)(3)	148,078
131,798	1.07%, 05/25/2066(1)(3)	111,220
419,241	1.46%, 09/25/2066(1)(3)	342,757
21,039	1.47%, 06/25/2065(1)(3)	19,698
36,529	1.69%, 04/25/2065(1)(3)	33,825
200,418	1.82%, 11/25/2066(1)(3)	174,703
548,118	2.88%, 12/25/2066(1)(5)	502,880
21,142	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	20,552
130,772	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	114,799
	BRAVO Residential Funding Trust
42,962	0.94%, 02/25/2049(1)(3)	38,251
54,090	0.97%, 03/25/2060(1)(3)	50,675

The accompanying notes are an integral part of these financial statements.
7

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
	Bunker Hill Loan Depositary Trust
$ 31,557	1.72%, 02/25/2055(1)(3)	$ 30,368
18,476	2.88%, 07/25/2049(1)(5)	17,731
351,725	CIM Trust 1.43%, 07/25/2061(1)(3)	306,641
	COLT Mortgage Loan Trust
32,424	0.80%, 07/27/2054(1)	28,389
112,555	0.91%, 06/25/2066(1)(3)	94,709
190,034	0.92%, 08/25/2066(1)(3)	155,848
348,920	0.96%, 09/27/2066(1)(3)	283,772
436,544	1.11%, 10/25/2066(1)(3)	365,945
45,165	1.33%, 10/26/2065(1)(3)	40,790
20,806	1.51%, 04/27/2065(1)(3)	19,818
482,375	2.28%, 12/27/2066(1)(3)	425,881
83,795	4.30%, 03/25/2067(1)(3)	82,145
223,488	COLT Trust 1.39%, 01/25/2065(1)(3)	189,857
	CSMC Trust
86,013	0.83%, 03/25/2056(1)(3)	70,185
170,060	0.94%, 05/25/2066(1)(3)	138,986
414,316	1.17%, 07/25/2066(1)(3)	346,045
148,302	1.18%, 02/25/2066(1)(3)	129,233
66,143	1.21%, 05/25/2065(1)(5)	60,928
216,917	1.84%, 10/25/2066(1)(3)	189,062
140,829	2.00%, 01/25/2060(1)(3)	124,490
543,128	2.27%, 11/25/2066(1)(3)	485,209
70,566	4.06%, 12/27/2060(1)(3)	69,720
	Deephaven Residential Mortgage Trust
20,339	0.72%, 05/25/2065(1)(3)	19,033
47,000	0.90%, 04/25/2066(1)(3)	40,956
	Ellington Financial Mortgage Trust
27,467	0.80%, 02/25/2066(1)(3)	23,256
53,871	0.93%, 06/25/2066(1)(3)	44,564
20,163	1.18%, 10/25/2065(1)(3)	18,664
306,327	1.24%, 09/25/2066(1)(3)	246,315
246,427	2.21%, 01/25/2067(1)(3)	211,670
16,280	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	14,906
94,000	Federal National Mortgage Association Connecticut Avenue Securities 7.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	94,572
	GCAT Trust
88,026	0.87%, 01/25/2066(1)(3)	73,089
97,299	1.04%, 05/25/2066(1)(3)	80,722
294,178	1.09%, 08/25/2066(1)(3)	241,718
422,807	1.26%, 07/25/2066(1)(3)	344,471
145,850	1.92%, 08/25/2066(1)(3)	132,920
17,587	2.56%, 04/25/2065(1)(5)	16,460
8,415	3.25%, 01/25/2060(1)(5)	8,104
	Imperial Fund Mortgage Trust
162,387	1.07%, 09/25/2056(1)(3)	134,335
509,473	2.09%, 01/25/2057(1)(3)	431,484
587,515	3.64%, 03/25/2067(1)(5)	544,845
	Legacy Mortgage Asset Trust
79,787	1.65%, 11/25/2060(1)(5)	77,331
70,143	4.75%, 04/25/2061(1)(5)	68,563
96,766	4.75%, 07/25/2061(1)(5)	94,265
	MetLife Securitization Trust
34,800	3.75%, 03/25/2057(1)(3)	33,104
26,528	3.75%, 04/25/2058(1)(3)	25,836
	MFA Trust
17,888	1.01%, 01/26/2065(1)(3)	16,500
117,622	1.03%, 11/25/2064(1)(3)	102,570
51,001	1.15%, 04/25/2065(1)(3)	45,960
11,519	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(3)	11,364
	New Residential Mortgage Loan Trust
65,561	0.94%, 07/25/2055(1)(3)	58,035
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
$ 40,035	0.94%, 10/25/2058(1)(3)	$ 36,853
330,182	1.16%, 11/27/2056(1)(3)	281,093
13,796	1.65%, 05/24/2060(1)(3)	13,082
490,596	2.28%, 04/25/2061(1)(3)	425,527
78,593	3.50%, 12/25/2057(1)(3)	75,089
12,776	3.75%, 03/25/2056(1)(3)	12,051
34,532	3.75%, 11/25/2058(1)(3)	32,615
147,950	4.00%, 03/25/2057(1)(3)	140,931
160,931	4.00%, 12/25/2057(1)(3)	153,668
202,264	NMLT Trust 1.19%, 05/25/2056(1)(3)	169,839
	OBX Trust
213,246	1.05%, 07/25/2061(1)(3)	169,388
136,145	1.07%, 02/25/2066(1)(3)	118,721
430,857	2.31%, 11/25/2061(1)(3)	377,883
	PRET LLC
143,846	1.74%, 07/25/2051(1)(5)	138,794
432,362	1.84%, 09/25/2051(1)(5)	413,591
416,350	2.49%, 10/25/2051(1)(5)	407,013
98,667	4.87%, 07/25/2051(1)(5)	94,998
331,726	Pretium Mortgage Credit Partners I LLC 2.36%, 10/27/2060(1)(5)	331,185
174,613	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	171,136
	PRPM LLC
74,022	1.32%, 07/25/2051(1)(5)	67,294
187,680	1.74%, 09/25/2026(1)(3)	184,945
278,425	1.87%, 08/25/2026(1)(5)	268,386
360,831	2.36%, 10/25/2026(1)(5)	352,527
127,956	4.79%, 06/25/2026(1)(5)	125,834
168,307	4.79%, 07/25/2026(1)(5)	162,115
196,161	4.87%, 04/25/2026(1)(5)	191,648
41,122	5.36%, 11/25/2025(1)(5)	40,992
32,137	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	30,096
98,412	STAR Trust 1.22%, 05/25/2065(1)(3)	89,337
	Starwood Mortgage Residential Trust
34,205	0.94%, 05/25/2065(1)(3)	31,190
336,862	1.16%, 08/25/2056(1)(3)	292,322
14,003	1.49%, 04/25/2065(1)(3)	13,406
332,188	1.92%, 11/25/2066(1)(3)	286,916
	Towd Point Mortgage Trust
96,986	1.75%, 10/25/2060(1)	86,902
99,522	2.75%, 10/25/2057(1)(3)	96,181
38,514	2.90%, 10/25/2059(1)(3)	36,307
334,997	2.92%, 11/30/2060(1)(3)	279,384
22,632	3.25%, 03/25/2058(1)(3)	22,059
154,677	3.75%, 03/25/2058(1)(3)	148,835
129,094	TRK Trust 1.15%, 07/25/2056(1)(3)	112,244
	VCAT LLC
482,756	1.87%, 08/25/2051(1)(5)	469,548
390,059	1.92%, 09/25/2051(1)(5)	379,904
6,298	4.74%, 05/25/2051(1)(5)	6,131
15,045	5.12%, 03/27/2051(1)(5)	14,978
	Verus Securitization Trust
61,969	0.92%, 02/25/2064(1)(3)	56,062
145,385	0.94%, 07/25/2066(1)(3)	117,875
610,934	1.01%, 09/25/2066(1)(3)	512,045
51,115	1.03%, 02/25/2066(1)(3)	45,156
37,352	1.22%, 05/25/2065(1)(5)	35,358
222,596	1.82%, 11/25/2066(1)(3)	198,106
461,688	1.83%, 10/25/2066(1)(5)	407,432
23,094	2.50%, 05/25/2065(1)(5)	22,075
333,563	2.72%, 01/25/2067(1)(5)	304,939
21,100	3.69%, 11/25/2059(1)(3)	20,613
190,986	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	184,520
96,310	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	95,856
76,067	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	75,590

The accompanying notes are an integral part of these financial statements.
8

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.1% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
$ 95,082	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	$ 93,293
58,795	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	57,280
		18,623,621
	Total Asset & Commercial Mortgage-Backed Securities (cost $59,267,642)	$ 56,611,196
CORPORATE BONDS - 27.4%
	Aerospace/Defense - 0.5%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$ 201,996
	Boeing Co.
45,000	3.75%, 02/01/2050	30,644
60,000	5.15%, 05/01/2030	58,873
40,000	5.81%, 05/01/2050	37,106
80,000	5.93%, 05/01/2060	73,297
95,000	6.30%, 05/01/2029(1)	97,996
80,000	6.39%, 05/01/2031(1)	83,234
60,000	6.53%, 05/01/2034(1)	62,684
	L3Harris Technologies, Inc.
160,000	5.05%, 06/01/2029	161,303
235,000	5.35%, 06/01/2034	237,384
235,000	Northrop Grumman Corp. 5.15%, 05/01/2040	228,883
90,000	RTX Corp. 5.75%, 11/08/2026	91,744
		1,365,144
	Agriculture - 0.6%
120,000	Archer-Daniels-Midland Co. 2.90%, 03/01/2032	104,980
	BAT Capital Corp.
135,000	5.83%, 02/20/2031	139,660
60,000	6.00%, 02/20/2034	62,239
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	213,078
110,000	4.00%, 06/22/2032(1)	104,016
60,000	4.75%, 04/24/2033(1)	59,529
	Philip Morris International, Inc.
375,000	5.13%, 02/15/2030	379,909
250,000	5.13%, 02/13/2031	252,689
70,000	5.63%, 11/17/2029	72,892
250,000	5.63%, 09/07/2033	257,618
		1,646,610
	Apparel - 0.0%
	Tapestry, Inc.
65,000	7.05%, 11/27/2025	66,245
39,000	7.70%, 11/27/2030	41,171
		107,416
	Auto Manufacturers - 0.2%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	246,299
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	249,449
		495,748
	Biotechnology - 0.4%
	Amgen, Inc.
145,000	5.25%, 03/02/2033	146,899
125,000	5.75%, 03/02/2063	125,417
170,000	CSL Finance PLC 4.25%, 04/27/2032(1)	162,923
105,000	Gilead Sciences, Inc. 5.25%, 10/15/2033	107,564
	Royalty Pharma PLC
80,000	2.15%, 09/02/2031	65,958
415,000	2.20%, 09/02/2030	353,102
115,000	5.15%, 09/02/2029	115,405
50,000	5.40%, 09/02/2034	49,769
		1,127,037
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
$ 321,000	6.17%, 07/15/2027	$ 328,890
125,000	6.35%, 11/15/2028	130,275
100,000	6.55%, 11/15/2030	106,025
75,000	6.70%, 11/15/2033	80,390
320,000	Nutrien Ltd. 4.90%, 03/27/2028	320,146
	Sherwin-Williams Co.
272,000	2.30%, 05/15/2030	237,612
2,000	2.95%, 08/15/2029	1,836
		1,205,174
	Commercial Banks - 6.9%
200,000	Banco Santander SA 5.44%, 07/15/2031	202,665
	Bank of America Corp.
460,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	384,088
380,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	334,535
1,310,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	1,129,643
589,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	565,863
120,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	122,150
175,000	Bank of Montreal 5.51%, 06/04/2031	179,824
	Bank of New York Mellon Corp.
95,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	95,814
160,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	161,418
190,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	190,928
155,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	163,977
510,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	519,315
	BNP Paribas SA
210,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	212,744
315,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	329,038
	BPCE SA
250,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(6)	232,507
500,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 1 yr. USD CMT + 2.79% thereafter)(1)(6)	513,956
585,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	613,584
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	256,940

The accompanying notes are an integral part of these financial statements.
9

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.9% - (continued)
$ 140,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	$ 141,119
	Citizens Financial Group, Inc.
190,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	191,612
230,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	233,122
95,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	100,857
35,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	34,987
405,000	Credit Agricole SA 5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(6)	407,052
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	202,137
150,000	Deutsche Bank AG 5.41%, 05/10/2029	152,510
35,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(6)	36,381
	Goldman Sachs Group, Inc.
75,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	62,007
140,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	117,379
221,000	2.60%, 02/07/2030	197,228
470,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	402,512
275,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	275,569
215,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	221,435
	HSBC Holdings PLC
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	205,924
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	201,206
490,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	500,449
210,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	237,712
	JP Morgan Chase & Co.
224,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(6)	186,127
408,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	405,244
320,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	271,829
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.9% - (continued)
$ 70,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	$ 60,203
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	197,611
275,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	276,137
370,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	374,616
200,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	205,606
335,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	343,157
215,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	224,858
	M&T Bank Corp.
285,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	271,111
245,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	262,636
500,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	490,798
	Morgan Stanley
242,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	197,559
45,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	36,903
307,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	273,449
141,000	3.97%, 07/22/2038(3)	123,069
50,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	50,912
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	241,704
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	247,200
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	246,925
	PNC Financial Services Group, Inc.
90,000	5.30%, 01/21/2028, (5.30% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.34% thereafter)(6)	90,684
80,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	82,184
65,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	68,266
495,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	501,745

The accompanying notes are an integral part of these financial statements.
10

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Commercial Banks - 6.9% - (continued)
$ 210,000	Standard Chartered PLC 5.91%, 05/14/2035, (5.91% fixed rate until 05/14/2034; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	$ 213,886
	UBS Group AG
200,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	208,371
530,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	567,548
	Wells Fargo & Co.
210,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	185,641
260,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	254,890
211,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	198,039
140,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	142,182
500,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	510,636
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	157,493
120,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	130,305
		18,429,711
	Commercial Services - 0.1%
	Howard University
100,000	2.90%, 10/01/2031	86,953
70,000	3.48%, 10/01/2041	53,123
		140,076
	Construction Materials - 0.0%
45,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	45,610
	Diversified Financial Services - 0.5%
65,000	American Express Co. 6.34%, 10/30/2026, (6.34% fixed rate until 10/30/2025; 6 mo. USD SOFR + 1.33% thereafter)(6)	65,901
205,000	BlackRock Funding, Inc. 4.90%, 01/08/2035	205,191
	Capital One Financial Corp.
140,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	130,034
140,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	128,546
95,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	94,684
160,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	178,269
55,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	63,146
400,000	Nomura Holdings, Inc. 5.78%, 07/03/2034	409,589
		1,275,360
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Electric - 5.2%
	Alabama Power Co.
$ 100,000	3.45%, 10/01/2049	$ 72,995
42,000	4.15%, 08/15/2044	35,284
	Arizona Public Service Co.
110,000	5.55%, 08/01/2033	111,652
60,000	6.35%, 12/15/2032	64,444
155,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	158,169
	CenterPoint Energy, Inc.
250,000	5.25%, 08/10/2026	250,928
225,000	5.40%, 06/01/2029	228,816
65,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	57,946
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	132,759
50,000	5.38%, 05/15/2034	51,381
85,000	5.70%, 05/15/2054	86,893
	Dominion Energy, Inc.
159,000	3.38%, 04/01/2030	146,108
10,000	6.30%, 03/15/2033	10,649
35,000	Duke Energy Carolinas LLC 3.55%, 03/15/2052	25,413
	Duke Energy Corp.
95,000	2.45%, 06/01/2030	83,434
775,000	2.55%, 06/15/2031	661,774
70,000	3.50%, 06/15/2051	48,805
120,000	3.75%, 09/01/2046	90,036
65,000	5.00%, 08/15/2052	58,089
155,000	5.45%, 06/15/2034	156,756
60,000	5.80%, 06/15/2054	59,763
220,000	Duke Energy Florida LLC 5.88%, 11/15/2033	233,928
82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	56,389
170,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	169,682
	Edison International
95,000	4.13%, 03/15/2028	92,048
10,000	5.25%, 11/15/2028	10,059
60,000	6.95%, 11/15/2029	64,767
234,000	Evergy, Inc. 2.90%, 09/15/2029	212,722
	Eversource Energy
445,000	5.13%, 05/15/2033	437,221
245,000	5.45%, 03/01/2028	248,638
125,000	5.50%, 01/01/2034	125,548
70,000	FirstEnergy Corp. 3.90%, 07/15/2027(5)	67,845
	FirstEnergy Pennsylvania Electric Co.
27,000	5.15%, 03/30/2026(1)	26,972
15,000	5.20%, 04/01/2028(1)	15,147
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	249,868
	Georgia Power Co.
71,000	4.30%, 03/15/2042	61,773
240,000	4.65%, 05/16/2028	239,890
55,000	4.70%, 05/15/2032	54,272
147,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	132,223
70,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	72,548
295,000	National Grid PLC 5.60%, 06/12/2028	301,616
235,000	National Rural Utilities Cooperative Finance Corp. 4.15%, 12/15/2032	222,596
629,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	545,858
175,000	NSTAR Electric Co. 5.40%, 06/01/2034	179,190
	Oglethorpe Power Corp.
184,000	5.05%, 10/01/2048	164,431
25,000	5.25%, 09/01/2050	23,079
25,000	5.80%, 06/01/2054(1)	25,114
115,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	116,287
225,000	Ohio Power Co. 5.00%, 06/01/2033	221,697
180,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	188,501
	Pacific Gas & Electric Co.
755,000	2.50%, 02/01/2031	637,813

The accompanying notes are an integral part of these financial statements.
11

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Electric - 5.2% - (continued)
$ 175,000	3.25%, 06/01/2031	$ 153,512
260,000	4.55%, 07/01/2030	250,648
215,000	5.45%, 06/15/2027	217,043
75,000	5.90%, 06/15/2032	76,809
140,000	6.10%, 01/15/2029	145,126
275,000	6.15%, 01/15/2033	285,605
270,000	6.40%, 06/15/2033	284,729
105,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	106,415
	Public Service Enterprise Group, Inc.
80,000	5.20%, 04/01/2029	81,116
50,000	5.45%, 04/01/2034	50,682
160,000	6.13%, 10/15/2033	169,670
	Puget Energy, Inc.
699,000	3.65%, 05/15/2025	687,606
60,000	4.22%, 03/15/2032	54,902
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	200,684
75,000	2.75%, 02/01/2032	64,751
166,000	3.65%, 02/01/2050	122,060
2,000	4.00%, 04/01/2047	1,579
505,000	4.90%, 06/01/2026	504,109
275,000	5.20%, 06/01/2034	274,748
40,000	5.45%, 06/01/2031	41,154
85,000	5.75%, 04/15/2054	86,043
30,000	5.95%, 11/01/2032	31,660
	Southern Co.
4,000	3.25%, 07/01/2026	3,884
153,000	3.70%, 04/30/2030	143,745
320,000	4.85%, 06/15/2028	320,970
175,000	5.20%, 06/15/2033	175,365
305,000	5.70%, 03/15/2034	316,459
165,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	163,978
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	35,911
310,000	5.00%, 04/01/2033	308,180
430,000	5.00%, 01/15/2034	427,153
50,000	5.35%, 01/15/2054	48,697
150,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	152,633
80,000	Xcel Energy, Inc. 4.60%, 06/01/2032	76,835
		13,854,277
	Entertainment - 0.3%
	Warnermedia Holdings, Inc.
325,000	4.28%, 03/15/2032	281,031
160,000	5.05%, 03/15/2042	125,712
525,000	5.14%, 03/15/2052	389,265
		796,008
	Environmental Control - 0.2%
	Republic Services, Inc.
80,000	1.45%, 02/15/2031	65,100
245,000	5.20%, 11/15/2034	249,162
250,000	Waste Management, Inc. 4.95%, 07/03/2031	253,629
		567,891
	Food - 0.3%
	Conagra Brands, Inc.
307,000	4.85%, 11/01/2028	306,129
210,000	5.30%, 10/01/2026	211,572
195,000	Hormel Foods Corp. 4.80%, 03/30/2027	196,065
	Tyson Foods, Inc.
75,000	5.40%, 03/15/2029	76,125
90,000	5.70%, 03/15/2034	91,784
		881,675
	Gas - 1.0%
250,000	Atmos Energy Corp. 5.90%, 11/15/2033	265,792
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Gas - 1.0% - (continued)
$ 125,000	Boston Gas Co. 3.76%, 03/16/2032(1)	$ 111,063
	Brooklyn Union Gas Co.
325,000	4.87%, 08/05/2032(1)	307,636
100,000	6.39%, 09/15/2033(1)	104,962
55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	34,694
	NiSource, Inc.
75,000	1.70%, 02/15/2031	61,099
242,000	3.49%, 05/15/2027	233,162
250,000	5.25%, 03/30/2028	252,893
270,000	5.35%, 04/01/2034	270,958
90,000	5.40%, 06/30/2033	90,868
	Southern California Gas Co.
410,000	5.20%, 06/01/2033	413,871
311,000	5.60%, 04/01/2054	314,370
25,000	5.75%, 06/01/2053	25,608
	Southwest Gas Corp.
199,000	2.20%, 06/15/2030	171,365
35,000	4.15%, 06/01/2049	27,290
		2,685,631
	Healthcare - Products - 0.3%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	366,591
85,000	Smith & Nephew PLC 5.40%, 03/20/2034	85,610
	Solventum Corp.
235,000	5.40%, 03/01/2029(1)	237,207
35,000	5.45%, 03/13/2031(1)	35,195
		724,603
	Healthcare - Services - 0.8%
	CommonSpirit Health
117,000	2.76%, 10/01/2024	116,333
165,000	5.21%, 12/01/2031	165,731
270,000	Elevance Health, Inc. 5.38%, 06/15/2034	275,934
	HCA, Inc.
30,000	5.45%, 04/01/2031	30,489
205,000	5.60%, 04/01/2034	207,614
160,000	Humana, Inc. 5.38%, 04/15/2031	161,936
175,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	129,603
	UnitedHealth Group, Inc.
20,000	3.50%, 08/15/2039	16,458
87,000	4.75%, 07/15/2045	80,165
185,000	4.95%, 01/15/2032	186,216
35,000	4.95%, 05/15/2062	31,693
105,000	5.35%, 02/15/2033	108,250
275,000	5.38%, 04/15/2054	271,601
140,000	5.75%, 07/15/2064	143,187
55,000	5.88%, 02/15/2053	57,928
65,000	6.05%, 02/15/2063	69,509
		2,052,647
	Household Products - 0.1%
245,000	Kenvue, Inc. 5.50%, 03/22/2025	245,293
	Insurance - 1.4%
40,000	Aon Corp. 2.80%, 05/15/2030	35,841
90,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	91,264
325,000	Aon North America, Inc. 5.45%, 03/01/2034	330,533
	Athene Global Funding
350,000	2.65%, 10/04/2031(1)	292,072
80,000	2.72%, 01/07/2029(1)	72,363
330,000	5.68%, 02/23/2026(1)	332,037
250,000	Athene Holding Ltd. 5.88%, 01/15/2034	253,667
315,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	319,858
240,000	Corebridge Financial, Inc. 5.75%, 01/15/2034	246,190
	Corebridge Global Funding
245,000	5.20%, 06/24/2029(1)	248,581
50,000	5.90%, 09/19/2028(1)	51,658

The accompanying notes are an integral part of these financial statements.
12

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Insurance - 1.4% - (continued)
$ 200,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	$ 179,826
85,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	83,247
80,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	76,112
320,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	267,940
190,000	Principal Financial Group, Inc. 5.38%, 03/15/2033	193,344
75,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	75,672
305,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	309,148
160,000	Reinsurance Group of America, Inc. 5.75%, 09/15/2034	163,011
259,000	Willis North America, Inc. 2.95%, 09/15/2029	235,259
		3,857,623
	Internet - 0.1%
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	377,554
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	487,381
	IT Services - 0.1%
250,000	Apple, Inc. 4.15%, 05/10/2030	250,088
	Machinery-Diversified - 0.1%
	AGCO Corp.
45,000	5.45%, 03/21/2027	45,528
30,000	5.80%, 03/21/2034	30,445
365,000	Otis Worldwide Corp. 2.57%, 02/15/2030	324,604
		400,577
	Media - 1.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	27,296
35,000	3.70%, 04/01/2051	22,031
256,000	3.85%, 04/01/2061	153,929
482,000	4.20%, 03/15/2028	462,021
380,000	4.40%, 12/01/2061	253,301
65,000	5.75%, 04/01/2048	56,018
695,000	6.55%, 06/01/2034	710,452
	Comcast Corp.
215,000	2.89%, 11/01/2051	137,221
459,000	3.20%, 07/15/2036	379,785
210,000	3.75%, 04/01/2040	173,684
425,000	4.55%, 01/15/2029	423,930
90,000	5.65%, 06/01/2054	91,438
195,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	164,349
23,000	Discovery Communications LLC 4.13%, 05/15/2029	21,271
	Paramount Global
40,000	4.20%, 05/19/2032	34,014
165,000	4.38%, 03/15/2043	115,012
175,000	5.85%, 09/01/2043	143,918
		3,369,670
	Mining - 0.6%
	BHP Billiton Finance USA Ltd.
150,000	4.90%, 02/28/2033	149,976
210,000	5.25%, 09/08/2033	214,160
	Glencore Funding LLC
350,000	5.37%, 04/04/2029(1)	353,913
365,000	5.63%, 04/04/2034(1)	366,516
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Mining - 0.6% - (continued)
$ 175,000	6.38%, 10/06/2030(1)	$ 185,376
195,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	211,212
		1,481,153
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
80,000	2.67%, 12/01/2026	75,619
175,000	5.50%, 12/01/2024	174,645
		250,264
	Oil & Gas - 1.3%
	BP Capital Markets America, Inc.
90,000	3.06%, 06/17/2041	67,394
130,000	3.38%, 02/08/2061	88,346
225,000	4.81%, 02/13/2033	222,080
70,000	4.89%, 09/11/2033	69,420
130,000	5.23%, 11/17/2034	131,667
	ConocoPhillips Co.
271,000	3.80%, 03/15/2052	208,002
75,000	4.03%, 03/15/2062	57,542
55,000	5.30%, 05/15/2053	53,400
20,000	5.55%, 03/15/2054	20,057
105,000	5.70%, 09/15/2063	106,665
	Diamondback Energy, Inc.
65,000	5.40%, 04/18/2034	65,558
45,000	5.90%, 04/18/2064	44,605
160,000	6.25%, 03/15/2033	170,255
315,000	Eni SpA 5.50%, 05/15/2034(1)	320,182
232,000	Equinor ASA 3.63%, 04/06/2040	191,700
	Hess Corp.
118,000	7.13%, 03/15/2033	134,023
221,000	7.30%, 08/15/2031	250,111
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	66,269
	Phillips 66 Co.
165,000	4.95%, 12/01/2027	166,022
270,000	5.30%, 06/30/2033	272,224
200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	200,842
200,000	Saudi Arabian Oil Co. 5.25%, 07/17/2034(1)	200,870
	Shell International Finance BV
265,000	3.00%, 11/26/2051	177,978
75,000	3.25%, 04/06/2050	53,521
245,000	TotalEnergies Capital SA 5.64%, 04/05/2064	247,903
		3,586,636
	Oil & Gas Services - 0.1%
175,000	Schlumberger Investment SA 5.00%, 06/01/2034	175,738
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
118,000	3.20%, 11/21/2029	110,308
145,000	4.95%, 03/15/2031	147,334
40,000	5.40%, 03/15/2054	40,369
	Bristol-Myers Squibb Co.
120,000	5.20%, 02/22/2034	122,406
135,000	5.55%, 02/22/2054	136,277
345,000	Cigna Group 5.00%, 05/15/2029	348,242
	CVS Health Corp.
214,000	2.70%, 08/21/2040	145,872
7,000	4.13%, 04/01/2040	5,770
355,000	5.00%, 01/30/2029	356,327
165,000	5.05%, 03/25/2048	145,005
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	248,741
		1,806,651

The accompanying notes are an integral part of these financial statements.
13

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Pipelines - 1.3%
$ 30,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	$ 28,990
	Columbia Pipelines Holding Co. LLC
210,000	5.68%, 01/15/2034(1)	211,361
100,000	6.04%, 08/15/2028(1)	103,655
	Columbia Pipelines Operating Co. LLC
260,000	5.93%, 08/15/2030(1)	270,326
55,000	6.04%, 11/15/2033(1)	57,331
80,000	6.54%, 11/15/2053(1)	86,320
310,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	266,712
	Enbridge, Inc.
80,000	5.30%, 04/05/2029	81,256
265,000	5.63%, 04/05/2034	270,320
415,000	5.70%, 03/08/2033	427,116
30,000	6.00%, 11/15/2028	31,305
	Energy Transfer LP
95,000	5.25%, 07/01/2029	95,914
125,000	6.40%, 12/01/2030	133,802
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	165,091
	Greensaif Pipelines Bidco SARL
200,000	5.85%, 02/23/2036(1)	200,849
215,000	6.13%, 02/23/2038(1)	220,053
70,000	Kinder Morgan, Inc. 5.10%, 08/01/2029	70,485
	MPLX LP
50,000	2.65%, 08/15/2030	43,991
135,000	5.50%, 06/01/2034	135,488
	ONEOK, Inc.
40,000	3.10%, 03/15/2030	36,399
80,000	6.10%, 11/15/2032	84,284
135,000	Targa Resources Corp. 6.15%, 03/01/2029	141,108
185,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	168,523
245,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	224,771
40,000	Whistler Pipeline LLC 5.70%, 09/30/2031(1)	40,600
		3,596,050
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
110,000	3.80%, 08/15/2029	104,433
275,000	5.25%, 07/15/2028	278,215
	Crown Castle, Inc.
40,000	2.50%, 07/15/2031	33,781
214,000	3.80%, 02/15/2028	205,619
275,000	4.80%, 09/01/2028	273,080
211,000	5.60%, 06/01/2029	216,167
135,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	134,717
35,000	NNN REIT, Inc. 5.50%, 06/15/2034	35,386
135,000	Realty Income Corp. 4.90%, 07/15/2033	132,574
		1,413,972
	Retail - 0.3%
	AutoZone, Inc.
155,000	5.40%, 07/15/2034	156,231
125,000	6.55%, 11/01/2033	136,375
40,000	Home Depot, Inc. 5.30%, 06/25/2054	39,703
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	179,657
	O'Reilly Automotive, Inc.
89,000	4.70%, 06/15/2032	87,352
125,000	5.75%, 11/20/2026	127,251
		726,569
	Semiconductors - 0.4%
100,000	Broadcom, Inc. 5.05%, 07/12/2029	100,924
400,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	416,785
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.4% - (continued)
	Semiconductors - 0.4% - (continued)
	Intel Corp.
$ 108,000	3.25%, 11/15/2049	$ 74,151
60,000	4.75%, 03/25/2050	52,682
170,000	5.15%, 02/21/2034	171,469
55,000	5.90%, 02/10/2063	56,115
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	180,945
180,000	NVIDIA Corp. 3.50%, 04/01/2040	152,042
		1,205,113
	Software - 0.3%
105,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	107,147
	Oracle Corp.
70,000	2.95%, 04/01/2030	63,373
219,000	3.60%, 04/01/2040	172,634
67,000	3.80%, 11/15/2037	56,520
145,000	4.00%, 11/15/2047	112,543
330,000	5.38%, 07/15/2040	321,040
36,000	6.15%, 11/09/2029	38,253
		871,510
	Telecommunications - 0.6%
	AT&T, Inc.
265,000	2.55%, 12/01/2033	215,831
165,000	3.50%, 06/01/2041	129,265
49,000	3.65%, 09/15/2059	33,758
35,000	5.40%, 02/15/2034	35,612
245,000	5.54%, 02/20/2026	245,005
	Cisco Systems, Inc.
210,000	4.95%, 02/26/2031	213,900
85,000	5.35%, 02/26/2064	84,914
	T-Mobile USA, Inc.
280,000	3.00%, 02/15/2041	205,242
110,000	3.88%, 04/15/2030	104,513
250,000	4.80%, 07/15/2028	250,077
		1,518,117
	Trucking & Leasing - 0.2%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	455,000
	Penske Truck Leasing Co. LP/PTL Finance Corp.
55,000	4.40%, 07/01/2027(1)	54,113
55,000	5.35%, 03/30/2029(1)	55,717
7,000	5.55%, 05/01/2028(1)	7,133
75,000	6.05%, 08/01/2028(1)	77,853
		649,816
	Total Corporate Bonds (cost $74,932,098)	$ 73,670,393
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(7)	$ 339,280
200,000	5.00%, 07/15/2032(7)	194,800
		534,080
	Chile - 0.1%
200,000	Chile Government International Bonds 4.95%, 01/05/2036	194,907
	Hungary - 0.2%
	Hungary Government International Bonds
305,000	5.50%, 03/26/2036(1)	298,909
265,000	6.13%, 05/22/2028(1)	271,964
		570,873
	Israel - 0.0%
200,000	Israel Government International Bonds 5.75%, 03/12/2054	185,448

The accompanying notes are an integral part of these financial statements.
14

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4% - (continued)
	Mexico - 0.5%
	Mexico Government International Bonds
$ 890,000	6.00%, 05/07/2036	$ 884,865
400,000	6.40%, 05/07/2054	386,957
		1,271,822
	Peru - 0.0%
65,000	Peru Government International Bonds 3.00%, 01/15/2034	53,666
	Romania - 0.4%
	Romania Government International Bonds
466,000	3.00%, 02/14/2031(7)	395,820
614,000	5.88%, 01/30/2029(1)	619,219
		1,015,039
	Total Foreign Government Obligations (cost $3,960,452)	$ 3,825,835
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
35,000	Dallas Fort Worth International Airport, TX, Rev 4.51%, 11/01/2051	$ 32,244
	Build America Bonds - 0.1%
155,000	State of California, CA, GO 7.30%, 10/01/2039	182,955
	Development - 0.1%
345,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	335,342
	General - 0.2%
40,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	34,665
134,644	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	132,037
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	52,645
55,000	3.07%, 02/15/2028	52,193
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	53,054
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	222,119
		546,713
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM)
10,000	2.91%, 05/01/2026	9,686
10,000	3.63%, 05/01/2034	9,109
		18,795
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,405
5,000	5.18%, 11/15/2049	4,609
115,000	6.81%, 11/15/2040	128,536
		148,550
	Utilities - 0.1%
315,263	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	320,267
	Total Municipal Bonds (cost $1,720,613)	$ 1,584,866
U.S. GOVERNMENT AGENCIES - 32.5%
	Mortgage-Backed Agencies - 32.5%
	Federal Home Loan Mortgage Corp. - 4.6%
227,219	0.88%, 11/25/2030(2)(3)	$ 9,829
1,403,987	1.11%, 06/25/2030(2)(3)	75,073
97,536	1.12%, 01/25/2030(2)(3)	4,781
6,406	1.13%, 12/15/2027	6,109
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 32.5% - (continued)
	Mortgage-Backed Agencies - 32.5% - (continued)
	Federal Home Loan Mortgage Corp. - 4.6% - (continued)
$ 7,696	1.25%, 12/15/2027	$ 7,333
1,533,259	1.38%, 06/25/2030(2)(3)	99,428
1,090,959	1.43%, 05/25/2030(2)(3)	73,827
443,082	1.50%, 12/25/2050	351,267
1,221,548	1.57%, 05/25/2030(2)(3)	89,492
173,328	1.69%, 04/25/2030(2)(3)	13,027
415,006	2.00%, 07/25/2050	359,479
209,899	2.00%, 10/01/2051	170,398
2,174,379	2.00%, 12/01/2051	1,749,028
3,374,955	2.00%, 01/01/2052	2,712,849
18,593	2.50%, 12/15/2042	16,835
928,809	2.50%, 09/01/2051	776,070
1,589,351	4.50%, 08/01/2052	1,527,286
1,746,023	5.00%, 09/01/2052	1,719,027
2,065,499	5.00%, 11/01/2052	2,037,987
96,718	7.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(4)	98,015
270,000	8.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(4)	283,711
115,000	8.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(4)	121,373
120,000	10.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(4)	132,281
		12,434,505
	Federal National Mortgage Association - 7.2%
32,319	1.25%, 02/25/2028	30,738
6,912	1.50%, 09/25/2027	6,615
135,964	2.00%, 10/01/2051	109,211
474,220	2.00%, 11/01/2051	380,328
5,459,724	2.00%, 04/01/2052	4,378,626
916,210	2.50%, 02/01/2052	765,454
1,195,861	2.50%, 05/01/2052	1,000,843
944,859	2.50%, 06/01/2052	794,477
908,680	2.50%, 07/01/2052	763,455
758,450	2.50%, 08/01/2052	637,184
282,000	3.00%, 12/25/2045	244,219
349,397	3.00%, 10/25/2046	310,683
313,000	3.00%, 03/25/2047	270,883
180,684	3.00%, 03/01/2050	159,839
1,839,151	3.00%, 11/01/2051	1,612,801
486,294	3.50%, 08/01/2043	456,651
735,000	4.50%, 12/25/2041	703,397
2,923,893	4.50%, 12/01/2052	2,810,610
1,717,756	5.00%, 09/01/2052	1,691,199
2,254,486	5.50%, 06/01/2053	2,257,292
		19,384,505
	Government National Mortgage Association - 5.9%
2,180,965	2.00%, 12/20/2050	1,806,428
2,250,000	2.00%, 08/20/2054(8)	1,861,167
1,991,828	2.50%, 03/20/2051	1,710,820
1,226,757	2.50%, 07/20/2051	1,052,267
1,890,791	3.00%, 04/20/2051	1,687,763
406,267	3.00%, 05/20/2051	362,133
2,066,943	3.00%, 10/20/2051	1,841,536
3,110,727	3.50%, 08/20/2052	2,853,103
1,650,000	4.00%, 08/20/2054(8)	1,553,594
1,100,000	5.00%, 08/20/2054(8)	1,084,894
		15,813,705
	Uniform Mortgage-Backed Security - 14.8%
1,200,000	1.50%, 08/01/2039(8)	1,044,896
300,000	1.50%, 08/01/2054(8)	229,218
1,300,000	2.50%, 08/01/2039(8)	1,192,770
4,263,000	2.50%, 08/01/2054(8)	3,560,119
750,000	3.00%, 08/01/2039(8)	704,486

The accompanying notes are an integral part of these financial statements.
15

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 32.5% - (continued)
	Mortgage-Backed Agencies - 32.5% - (continued)
	Uniform Mortgage-Backed Security - 14.8% - (continued)
$ 1,850,000	3.50%, 08/01/2054(8)	$ 1,672,805
3,450,000	4.00%, 08/01/2054(8)	3,221,471
5,196,000	4.50%, 08/01/2054(8)	4,988,575
10,310,000	5.50%, 08/01/2054(8)	10,308,580
12,692,000	6.00%, 08/01/2054(8)	12,858,538
		39,781,458
	Total U.S. Government Agencies (cost $88,605,919)	$ 87,414,173
U.S. GOVERNMENT SECURITIES - 31.1%
	U.S. Treasury Securities - 31.1%
	U.S. Treasury Bonds - 10.8%
1,570,000	1.25%, 05/15/2050	$ 802,356
1,495,000	1.38%, 11/15/2040	974,378
1,010,000	1.38%, 08/15/2050	532,380
2,455,000	1.63%, 11/15/2050	1,383,431
630,000	2.00%, 02/15/2050	393,799
1,248,000	2.38%, 11/15/2049	852,491
1,105,000	2.50%, 02/15/2045	811,053
1,935,000	2.88%, 05/15/2052	1,458,733
7,170,000	3.00%, 02/15/2047	5,649,736
1,525,000	3.00%, 02/15/2048	1,192,717
6,105,000	3.00%, 08/15/2052	4,723,267
1,080,000	3.13%, 05/15/2048	863,072
1,780,000	3.38%, 08/15/2042	1,545,262
2,010,000	3.38%, 11/15/2048	1,676,780
1,825,000	3.63%, 08/15/2043	1,626,745
1,840,000	3.63%, 02/15/2044	1,636,019
1,464,000	3.75%, 11/15/2043	1,326,864
275,000	3.88%, 08/15/2040	262,023
1,305,000	4.50%, 02/15/2044	1,312,137
		29,023,243
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
307,988	0.13%, 02/15/2052(9)	180,785
2,107,156	0.25%, 02/15/2050(9)	1,326,266
40,979	0.63%, 02/15/2043(9)	31,532
500,122	0.75%, 02/15/2045(9)	384,358
525,533	1.38%, 02/15/2044(9)	461,071
		2,384,012
	U.S. Treasury Inflation-Indexed Notes - 2.0%
5,557,885	1.75%, 01/15/2034(9)	5,478,265
	U.S. Treasury Notes - 17.4%
3,850,000	0.63%, 05/15/2030	3,180,611
6,125,000	1.88%, 02/28/2029	5,578,774
4,565,000	2.75%, 08/15/2032	4,153,972
10,735,000	2.88%, 05/15/2028(10)(11)	10,283,795
1,835,000	2.88%, 05/15/2032	1,690,064
4,235,000	3.75%, 12/31/2030	4,168,828
8,750,000	4.25%, 03/15/2027	8,760,937
2,665,000	4.38%, 05/15/2034	2,722,464
5,625,000	4.50%, 03/31/2026	5,626,758
645,000	4.50%, 11/15/2033	664,451
		46,830,654
	Total U.S. Government Securities (cost $93,330,606)	$ 83,716,174
	Total Long-Term Investments (cost $321,817,330)	$ 306,822,637
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 1,519,133	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $1,519,358; collateralized by U.S. Treasury Notes at 2.75%-4.88%, maturing 05/31/2026-05/31/2029, with a total market value of $1,549,693		$ 1,519,133
	Total Short-Term Investments (cost $1,519,133)		$ 1,519,133
	Total Investments (cost $323,336,463)	114.7%	$ 308,341,770
	Other Assets and Liabilities	(14.7)%	(39,569,804)
	Net Assets	100.0%	$ 268,771,966
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $63,550,898, representing 23.6% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $929,900, representing 0.3% of net assets.
(8)	Represents or includes a TBA transaction.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $498,144.

The accompanying notes are an integral part of these financial statements.
16

Hartford Core Bond ETF
Schedule of Investments – (continued)
July 31, 2024

(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $344,869.
Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 2-Year Note Future	(132)	09/30/2024	$ (27,108,469)	$ (17,847)
U.S. Treasury 5-Year Note Future	(63)	09/30/2024	(6,797,109)	(98,118)
U.S. Treasury 10-Year Note Future	(12)	09/19/2024	(1,341,750)	(4,502)
U.S. Treasury 10-Year Ultra Future	(23)	09/19/2024	(2,658,297)	(75,861)
U.S. Treasury Long Bond Future	(13)	09/19/2024	(1,570,156)	(39,082)
Total futures contracts				$ (235,410)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.65% Fixed	12 Mo. USD SOFR	USD	270,000	06/12/2035	Annual	$ —	$ —	$ (1,824)	$ (1,824)
3.65% Fixed	12 Mo. USD SOFR	USD	300,000	06/12/2035	Annual	—	—	(1,833)	(1,833)
3.66% Fixed	12 Mo. USD SOFR	USD	540,000	06/12/2035	Annual	—	(35)	(3,757)	(3,722)
3.67% Fixed	12 Mo. USD SOFR	USD	540,000	06/12/2035	Annual	—	—	(4,388)	(4,388)
3.74% Fixed	12 Mo. USD SOFR	USD	365,000	06/12/2035	Annual	—	—	(5,070)	(5,070)
3.88% Fixed	12 Mo. USD SOFR	USD	240,000	06/12/2035	Annual	—	—	(5,947)	(5,947)
3.87% Fixed	12 Mo. USD SOFR	USD	725,000	06/12/2035	Annual	—	—	(17,671)	(17,671)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	2,981	—	159,694	156,713
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,255	—	51,730	47,475
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,191)	31,330	36,521
3.59% Fixed	12 Mo. USD SOFR	USD	1,255,000	09/20/2053	Annual	5,238	—	18,922	13,684
Total centrally cleared interest rate swaps contracts						$ 12,474	$ (5,226)	$ 221,186	$ 213,938
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 56,611,196	$ —	$ 56,611,196	$ —
Corporate Bonds	73,670,393	—	73,670,393	—
Foreign Government Obligations	3,825,835	—	3,825,835	—
Municipal Bonds	1,584,866	—	1,584,866	—
U.S. Government Agencies	87,414,173	—	87,414,173	—
U.S. Government Securities	83,716,174	—	83,716,174	—
Short-Term Investments	1,519,133	—	1,519,133	—
Swaps - Interest Rate(2)	254,393	—	254,393	—
Total	$ 308,596,163	$ —	$ 308,596,163	$ —
Liabilities
Futures Contracts(2)	$ (235,410)	$ (235,410)	$ —	$ —
Swaps - Interest Rate(2)	(40,455)	—	(40,455)	—
Total	$ (275,865)	$ (235,410)	$ (40,455)	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
17

Hartford Large Cap Growth ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Capital Goods - 2.4%
5,005	Axon Enterprise, Inc.*	$ 1,501,550
8,966	General Electric Co.	1,526,013
		3,027,563
	Consumer Discretionary Distribution & Retail - 9.4%
55,055	Amazon.com, Inc.*	10,294,184
1,279	O'Reilly Automotive, Inc.*	1,440,589
		11,734,773
	Consumer Durables & Apparel - 1.2%
37,075	On Holding AG Class A*	1,535,647
	Consumer Services - 3.2%
42,581	DraftKings, Inc. Class A*	1,573,368
8,835	Royal Caribbean Cruises Ltd.*	1,384,621
30,361	Viking Holdings Ltd.*(1)	1,083,888
		4,041,877
	Energy - 0.9%
7,850	Targa Resources Corp.	1,061,948
	Equity Real Estate Investment Trusts (REITs) - 0.7%
3,952	AvalonBay Communities, Inc. REIT	809,844
	Financial Services - 3.4%
13,049	KKR & Co., Inc.	1,610,899
23,972	Tradeweb Markets, Inc. Class A	2,677,193
		4,288,092
	Health Care Equipment & Services - 3.2%
4,525	Align Technology, Inc.*	1,049,257
7,357	Boston Scientific Corp.*	543,535
12,146	Dexcom, Inc.*	823,742
3,674	Intuitive Surgical, Inc.*	1,633,497
		4,050,031
	Household & Personal Products - 0.9%
6,695	elf Beauty, Inc.*	1,155,423
	Media & Entertainment - 18.0%
34,584	Alphabet, Inc. Class A	5,932,539
24,535	Liberty Media Corp.-Liberty Formula One Class C*	1,984,145
12,293	Live Nation Entertainment, Inc.*	1,182,464
9,230	Meta Platforms, Inc. Class A	4,382,681
6,728	Netflix, Inc.*	4,227,539
54,946	Pinterest, Inc. Class A*	1,755,525
8,875	Spotify Technology SA*	3,052,467
		22,517,360
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
6,408	Eli Lilly & Co.	5,153,762
26,604	Exact Sciences Corp.*	1,215,271
5,990	Natera, Inc.*	613,316
2,601	Vertex Pharmaceuticals, Inc.*	1,289,368
		8,271,717
	Semiconductors & Semiconductor Equipment - 20.1%
8,249	ARM Holdings PLC ADR*	1,189,258
32,729	Broadcom, Inc.	5,258,896
17,656	Marvell Technology, Inc.	1,182,599
14,030	Micron Technology, Inc.	1,540,774
123,032	NVIDIA Corp.	14,397,205
8,102	QUALCOMM, Inc.	1,466,057
		25,034,789
	Software & Services - 9.0%
6,577	Datadog, Inc. Class A*	765,826
19,842	Microsoft Corp.	8,300,900
2,607	ServiceNow, Inc.*	2,123,115
		11,189,841
	Technology Hardware & Equipment - 17.4%
78,138	Apple, Inc.	17,352,887
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Technology Hardware & Equipment - 17.4% - (continued)
3,259	Arista Networks, Inc.*		$ 1,129,407
8,049	Dell Technologies, Inc. Class C		915,010
48,347	Flex Ltd.*		1,554,356
12,100	Pure Storage, Inc. Class A*		725,153
			21,676,813
	Telecommunication Services - 1.1%
7,741	T-Mobile U.S., Inc.		1,411,029
	Transportation - 1.9%
36,333	Uber Technologies, Inc.*		2,342,389
	Total Common Stocks (cost $86,119,761)		$ 124,149,136
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.1%
$ 159,854	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $159,878; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $163,180		$ 159,854
	Securities Lending Collateral - 0.9%
163,435	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		163,435
544,783	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(2)		544,783
163,435	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(2)		163,435
163,435	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(2)		163,435
			1,035,088
	Total Short-Term Investments (cost $1,194,942)		$ 1,194,942
	Total Investments (cost $87,314,703)	100.4%	$ 125,344,078
	Other Assets and Liabilities	(0.4)%	(464,006)
	Net Assets	100.0%	$ 124,880,072
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
18

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
July 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 3,027,563	$ 3,027,563	$ —	$ —
Consumer Discretionary Distribution & Retail	11,734,773	11,734,773	—	—
Consumer Durables & Apparel	1,535,647	1,535,647	—	—
Consumer Services	4,041,877	4,041,877	—	—
Energy	1,061,948	1,061,948	—	—
Equity Real Estate Investment Trusts (REITs)	809,844	809,844	—	—
Financial Services	4,288,092	4,288,092	—	—
Health Care Equipment & Services	4,050,031	4,050,031	—	—
Household & Personal Products	1,155,423	1,155,423	—	—
Media & Entertainment	22,517,360	22,517,360	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,271,717	8,271,717	—	—
Semiconductors & Semiconductor Equipment	25,034,789	25,034,789	—	—
Software & Services	11,189,841	11,189,841	—	—
Technology Hardware & Equipment	21,676,813	21,676,813	—	—
Telecommunication Services	1,411,029	1,411,029	—	—
Transportation	2,342,389	2,342,389	—	—
Short-Term Investments	1,194,942	1,035,088	159,854	—
Total	$ 125,344,078	$ 125,184,224	$ 159,854	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
19

Hartford Municipal Opportunities ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6%
	Alabama - 4.3%
$ 2,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	$ 2,201,996
	Black Belt Energy Gas Dist, AL, Rev
2,000,000	5.25%, 12/01/2027	2,083,196
330,000	5.25%, 12/01/2053(1)	357,991
2,855,000	5.25%, 05/01/2055(1)	3,124,194
1,475,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2038	1,625,915
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,539,991
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	103,934
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,099,571
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,799,634
415,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053(1)	445,955
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2026	1,624,772
		19,007,149
	Alaska - 0.3%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,216,815
	Arizona - 0.5%
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	521,357
	Maricopa County Industrial Dev Auth, AZ, Rev
600,000	4.00%, 09/01/2037	607,825
230,000	4.00%, 10/15/2047(2)	211,663
195,000	5.00%, 09/01/2031	206,278
730,000	5.00%, 12/01/2038(3)	807,889
		2,355,012
	California - 8.6%
795,000	Bay Area Toll Auth, CA, Rev 3.91%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	783,292
415,000	Burbank-Glendale-Pasadena Airport Auth Brick Campaign, CA, Rev 5.00%, 07/01/2036	457,977
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	796,991
3,375,000	5.50%, 05/01/2054(1)	3,620,719
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	210,195
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM) 4.00%, 05/15/2034	184,164
600,000	(BAM) 4.00%, 05/15/2037	610,251
2,250,000	5.00%, 06/30/2027	2,311,425
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	762,875
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	189,611
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	487,619
450,000	4.00%, 09/01/2046	422,748
525,000	4.00%, 09/01/2051	479,757
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	811,612
865,000	5.00%, 05/15/2037	948,984
110,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2030	118,559
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	California - 8.6% - (continued)
$ 150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(5)	$ 111,521
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	651,385
15,900,000	Los Angeles Department of Water & Power, CA, Rev 3.85%, 07/01/2057(1)	15,900,000
605,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2033	708,955
205,000	Oakland Unified School Dist, CA, GO, (AGM) 4.00%, 08/01/2034	208,732
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	679,497
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	103,039
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	528,940
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	343,013
265,000	5.00%, 05/01/2050	271,183
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NPFG) 0.00%, 01/15/2026(5)	76,128
235,000	(NPFG) 0.00%, 01/15/2032(5)	178,109
70,000	(NPFG) 0.00%, 01/15/2035(5)	47,244
1,250,000	4.00%, 01/15/2034	1,305,671
	State of California, CA, GO
1,500,000	2.85%, 05/01/2040(1)	1,500,000
1,535,000	5.00%, 09/01/2036	1,791,368
		37,601,564
	Colorado - 2.1%
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,259,479
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AGM) 5.50%, 12/01/2054	1,130,673
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	101,542
500,000	5.00%, 05/15/2036	560,286
345,000	5.00%, 05/15/2037	385,692
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	163,626
	E-470 Public Highway Auth, CO, Rev
365,000	3.92%, 09/01/2039, 1 mo. USD SOFR + 0.35%(4)	365,028
1,000,000	4.32%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	999,461
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,091,564
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	370,881
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	500,619
400,000	5.00%, 07/15/2029	426,884
500,000	5.00%, 01/15/2030	536,334
100,000	5.00%, 07/15/2032	108,243
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	191,034
		9,191,346
	Connecticut - 0.9%
100,000	City of Bridgeport, CT, GO, (BAM) 5.00%, 07/15/2034	106,576

The accompanying notes are an integral part of these financial statements.
20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Connecticut - 0.9% - (continued)
$ 360,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	$ 361,134
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049(1)	1,044,276
1,000,000	2.95%, 07/01/2049(1)	991,354
470,000	5.00%, 07/01/2030	513,982
315,000	5.00%, 07/01/2031	347,130
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	751,279
		4,115,731
	Delaware - 0.1%
200,000	Delaware River & Bay Auth, DE, Rev 5.00%, 01/01/2037	223,643
	District of Columbia - 0.4%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	251,471
455,000	5.00%, 07/01/2042	449,151
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	545,629
500,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2033	533,365
		1,779,616
	Florida - 3.1%
500,000	Alachua County School Board, FL, COP, (AGM) 5.00%, 07/01/2028	536,308
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	190,372
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	127,405
210,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	194,194
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	262,370
	County of Miami-Dade Aviation, FL, Rev
1,500,000	5.00%, 10/01/2033	1,501,933
1,440,000	5.00%, 10/01/2036(3)	1,572,178
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,184,545
200,000	5.00%, 10/01/2036	217,530
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	406,038
1,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2037	1,027,573
160,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	160,356
680,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2024	682,045
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	838,113
	Polk County Industrial Dev Auth, FL, Rev
480,000	5.00%, 01/01/2029	490,401
190,000	5.00%, 01/01/2055	180,329
35,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	36,121
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	359,664
2,000,000	Town of Davie, FL, Rev 5.00%, 04/01/2048	2,054,836
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Florida - 3.1% - (continued)
$ 155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	$ 142,608
1,210,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,274,261
		13,439,180
	Georgia - 4.1%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,381,352
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	98,153
400,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	392,613
285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	287,609
215,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	233,224
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,969,022
1,760,000	5.00%, 07/01/2053(1)	1,875,485
475,000	5.00%, 09/01/2053(1)	507,800
1,225,000	5.00%, 12/01/2053(1)	1,311,678
1,380,000	5.00%, 05/01/2054(1)	1,481,490
1,200,000	5.50%, 09/15/2025	1,222,095
	Municipal Electric Auth of Georgia, GA, Rev,
840,000	(AGM) 4.00%, 01/01/2041	844,758
1,000,000	5.00%, 01/01/2028	1,025,009
1,000,000	(AGM) 5.00%, 07/01/2048	1,066,259
520,000	5.00%, 07/01/2052	545,753
215,000	5.00%, 01/01/2056	220,082
2,300,000	State of Georgia, GA, GO 5.00%, 08/01/2024	2,300,000
		17,762,382
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	104,661
	Idaho - 2.7%
	Idaho Health Facs Auth, ID, Rev
820,000	4.00%, 03/01/2046	777,911
10,000,000	4.10%, 03/01/2048(1)	10,000,000
1,075,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,164,198
		11,942,109
	Illinois - 9.8%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	260,370
380,000	5.25%, 04/01/2035	427,062
250,000	5.25%, 04/01/2036	279,980
	Chicago Board of Education, IL, GO,
110,000	(NPFG) 0.00%, 12/01/2026(5)	100,305
380,000	4.00%, 12/01/2047	331,634
250,000	5.00%, 12/01/2024	250,722
500,000	5.00%, 12/01/2028	519,695
1,100,000	5.00%, 12/01/2032	1,155,120
400,000	5.00%, 12/01/2046	401,049
2,500,000	5.25%, 12/01/2036	2,714,311
370,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.50%, 01/01/2038	420,615
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	650,917
255,000	5.00%, 01/01/2032	277,314
200,000	(BAM) 5.00%, 01/01/2037	220,956
1,785,000	(BAM) 5.00%, 01/01/2038	1,966,516
1,000,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2038	1,116,022

The accompanying notes are an integral part of these financial statements.
21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Illinois - 9.8% - (continued)
$ 275,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2045	$ 287,553
	City of Chicago Wastewater Transmission, IL, Rev,
695,000	(BAM) 5.00%, 01/01/2041	772,551
90,000	(NPFG) 5.50%, 01/01/2030	95,113
530,000	City of Chicago Waterworks, IL, Rev, (AGM) 5.00%, 11/01/2037	590,131
500,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	476,023
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,257,044
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2038	991,099
335,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2030	369,032
265,000	County of Cook, IL, GO 5.00%, 11/15/2032	291,805
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	646,772
235,000	5.00%, 08/15/2033	257,949
150,000	5.00%, 11/15/2045	150,898
305,000	5.00%, 05/15/2050(1)	305,196
	Illinois Housing Dev Auth, IL, Rev,
880,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	939,280
470,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	502,126
1,635,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	1,777,012
	Illinois State Toll Highway Auth, IL, Rev
320,000	4.00%, 01/01/2040	323,826
460,000	5.00%, 01/01/2037	531,629
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2025	639,236
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	104,556
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM) 0.00%, 02/01/2027(5)	137,083
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NPFG) 0.00%, 12/15/2025(5)	195,281
595,000	4.00%, 12/15/2042	585,235
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	791,452
1,785,000	5.00%, 01/01/2026	1,831,021
500,000	5.00%, 01/01/2029	526,867
550,000	5.00%, 01/01/2030	599,247
1,870,000	5.00%, 01/01/2037	1,984,810
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AGM) 5.00%, 01/01/2029	256,417
250,000	(AGM) 5.00%, 01/01/2030	270,846
250,000	(AGM) 5.00%, 01/01/2031	274,177
320,000	(AGM) 5.00%, 01/01/2032	354,991
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	117,615
1,000,000	5.00%, 06/15/2035	1,125,149
	State of Illinois, IL, GO
450,000	5.00%, 12/01/2024	452,546
1,010,000	5.00%, 11/01/2025	1,032,138
300,000	5.00%, 11/01/2027	316,170
535,000	5.00%, 03/01/2029	574,545
1,500,000	5.00%, 07/01/2032	1,674,912
465,000	5.00%, 12/01/2034	484,811
4,750,000	5.00%, 12/01/2042	5,168,208
325,000	5.00%, 03/01/2046	343,424
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Illinois - 9.8% - (continued)
$ 750,000	5.25%, 12/01/2030	$ 792,299
550,000	5.50%, 03/01/2042	610,975
100,000	Village of Bolingbrook, IL, GO, (AGM) 5.00%, 01/01/2028	105,864
		43,007,502
	Indiana - 1.8%
265,485	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	235,948
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,572,962
195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 01/15/2029	211,413
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,303,686
	Northwest Allen School Building Corp., IN, Rev,
1,150,000	(ST INTERCEPT) 5.00%, 07/15/2040	1,290,653
115,000	(ST INTERCEPT) 5.00%, 07/15/2041	128,445
		7,743,107
	Iowa - 0.2%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	595,596
350,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2025	354,828
95,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	95,052
		1,045,476
	Kentucky - 0.5%
1,250,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	1,360,885
870,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	990,379
		2,351,264
	Louisiana - 0.2%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	290,334
305,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	296,156
480,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.23%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	478,334
		1,064,824
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2035	281,333
	Massachusetts - 2.9%
1,190,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 5.00%, 07/01/2041	1,352,883
	Massachusetts Dev Finance Agency, MA, Rev
1,810,000	4.00%, 07/15/2036	1,821,016
405,000	4.21%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(4)	404,909
1,000,000	5.00%, 07/01/2025	1,015,065
680,000	5.00%, 07/01/2031	693,685
675,000	5.00%, 07/01/2034	699,006
350,000	5.00%, 07/01/2044	350,266
100,000	5.00%, 07/01/2048	102,322
380,000	5.00%, 10/01/2057(2)	381,298
325,000	5.25%, 07/01/2052	348,747
	Massachusetts Educational Financing Auth, MA, Rev
1,000,000	5.00%, 01/01/2025	1,006,153
100,000	5.00%, 07/01/2026	102,445

The accompanying notes are an integral part of these financial statements.
22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Massachusetts - 2.9% - (continued)
$ 110,000	5.00%, 07/01/2027	$ 113,753
4,200,000	Massachusetts Health & Educational Facs Auth, MA, Rev 3.26%, 07/01/2027(1)	4,200,000
		12,591,548
	Michigan - 1.9%
1,250,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	1,314,162
570,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.00%, 07/01/2037	656,589
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,165,567
750,000	5.00%, 11/01/2032	796,881
600,000	5.25%, 02/29/2040	663,698
100,000	5.25%, 02/28/2041	109,661
	Michigan State Housing Dev Auth, MI, Rev
465,000	4.25%, 06/01/2049	466,506
290,000	4.25%, 12/01/2049	291,181
1,245,000	5.75%, 06/01/2054	1,331,300
540,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053(1)	543,778
275,000	New Haven Community Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2032	300,145
500,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2025	510,140
		8,149,608
	Minnesota - 0.6%
575,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 5.00%, 02/01/2025	580,338
381,262	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	331,479
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	668,894
	Minnesota Housing Finance Agency, MN, Rev,
515,000	(FHLMC), (FNMA), (GNMA) 5.05%, 07/01/2031	540,181
530,000	(FHLMC), (FNMA), (GNMA) 5.05%, 01/01/2032	553,872
		2,674,764
	Mississippi - 0.2%
1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	1,053,613
	Missouri - 1.2%
	City of St Louis Airport, MO, Rev
400,000	5.00%, 07/01/2031	424,470
750,000	(AGM) 5.00%, 07/01/2037	859,319
100,000	(AGM) 5.00%, 07/01/2039	112,905
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	818,786
555,000	5.00%, 06/01/2032	623,806
510,000	Kansas City Industrial Dev Auth, MO, Rev 5.00%, 03/01/2032	537,964
1,285,000	Missouri Housing Dev Commission, MO, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2047	1,290,234
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	667,585
		5,335,069
	Montana - 0.2%
985,000	Montana Board of Housing, MT, Rev 6.00%, 12/01/2054	1,074,958
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Nebraska - 0.7%
	Central Plains Energy Project, NE, Rev
$ 1,500,000	4.00%, 12/01/2049(1)	$ 1,502,768
1,365,000	5.00%, 05/01/2054(1)	1,441,900
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	291,761
		3,236,429
	Nevada - 1.0%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	257,848
280,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	297,235
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	319,663
2,850,000	County of Clark Department of Aviation, NV, Rev 5.00%, 07/01/2026	2,941,901
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	269,102
200,000	Las Vegas Convention & Visitors Auth, NV, Rev 5.00%, 07/01/2029	200,182
		4,285,931
	New Hampshire - 1.1%
	New Hampshire Business Finance Auth, NH, Rev
1,295,000	4.00%, 12/01/2028	1,293,392
80,000	4.00%, 01/01/2041	72,530
650,000	(BAM) 5.00%, 06/01/2036	728,575
715,000	(BAM) 5.00%, 12/01/2036	800,602
860,000	(BAM) 5.00%, 12/01/2037	960,539
665,000	(BAM) 5.00%, 12/01/2038	738,251
		4,593,889
	New Jersey - 1.6%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	927,976
1,800,000	New Jersey Health Care Facs Financing Auth, NJ, Rev 5.00%, 09/15/2033	2,012,063
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	438,571
300,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2038	336,054
	New Jersey Turnpike Auth, NJ, Rev
250,000	4.00%, 01/01/2033	255,342
465,000	5.00%, 01/01/2034	541,516
1,695,000	5.00%, 01/01/2042(3)	1,887,267
325,000	Newark Board of Education, NJ, GO, (BAM) 5.00%, 07/15/2027	341,448
250,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	263,319
		7,003,556
	New Mexico - 0.9%
2,150,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	2,013,570
	New Mexico Mortgage Finance Auth, NM, Rev,
40,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	39,962
1,845,000	(FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	2,039,825
		4,093,357
	New York - 7.8%
530,000	City of New York, NY, GO 5.00%, 04/01/2036	559,504
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	483,434
295,000	5.00%, 09/01/2033	315,993
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,036,770
265,000	5.00%, 11/15/2032	268,867

The accompanying notes are an integral part of these financial statements.
23

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	New York - 7.8% - (continued)
$ 195,000	5.00%, 11/15/2033	$ 213,424
1,000,000	5.00%, 11/15/2045(1)	1,079,418
575,000	5.00%, 11/15/2048	603,663
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AGM) 3.00%, 01/01/2033	635,889
150,000	(AGM) 5.00%, 03/01/2030	164,138
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,038,799
690,000	4.13%, 06/15/2047	684,192
500,000	5.00%, 06/15/2040	533,978
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
185,000	4.00%, 11/01/2035	191,120
580,000	4.00%, 11/01/2036	597,045
2,305,000	4.00%, 02/01/2038	2,357,497
1,000,000	4.00%, 11/01/2038	1,019,285
570,000	5.00%, 05/01/2038	611,871
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	228,931
390,000	5.00%, 02/01/2038	446,274
1,360,000	5.00%, 05/01/2038	1,549,441
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	400,816
405,000	2.75%, 02/15/2044	308,015
2,175,000	5.00%, 11/15/2044(2)	2,177,074
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	856,853
1,650,000	4.00%, 03/15/2038	1,685,862
675,000	4.00%, 03/15/2040	680,300
630,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	713,404
245,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2038	276,188
1,900,000	New York State Housing Finance Agency, NY, Rev 3.50%, 11/15/2037(1)	1,900,000
200,000	New York State Thruway Auth, NY, Rev 5.00%, 01/01/2038	231,586
	New York State Urban Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	2,052,198
515,000	5.00%, 03/15/2038	538,040
	New York Transportation Dev Corp., NY, Rev
130,000	5.00%, 12/01/2024	130,484
1,495,000	(AGM) 5.00%, 06/30/2049	1,560,473
695,000	6.00%, 04/01/2035	783,903
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	485,692
185,000	4.00%, 07/15/2040	184,819
800,000	5.00%, 11/15/2035	821,133
835,000	5.00%, 01/15/2037	901,978
290,000	5.00%, 12/01/2037	314,471
700,000	5.00%, 11/01/2038	735,514
500,000	5.00%, 12/01/2038	539,186
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	275,945
		34,173,467
	North Carolina - 0.7%
880,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 3.75%, 07/01/2052	873,789
	North Carolina Medical Care Commission, NC, Rev
255,000	4.00%, 01/01/2025	254,119
1,455,000	4.00%, 09/01/2051	1,197,289
395,000	5.00%, 01/01/2038	402,816
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	North Carolina - 0.7% - (continued)
$ 145,000	5.00%, 01/01/2039	$ 138,815
210,000	5.00%, 01/01/2044	211,396
		3,078,224
	North Dakota - 0.2%
605,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	677,477
	Ohio - 2.3%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2036	1,019,226
1,000,000	4.00%, 02/15/2037	1,014,627
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,139,060
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	106,782
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	272,370
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	1,459,310
845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	848,178
805,000	Ohio Higher Educational Facility Commission, OH, Rev 5.00%, 07/01/2035	923,377
665,000	Ohio Housing Finance Agency, OH, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 03/01/2055(3)	735,064
	Port of Greater Cincinnati Dev Auth, OH, Rev
1,235,000	5.00%, 12/01/2037	1,406,303
755,000	5.00%, 12/01/2038	858,090
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	350,337
		10,132,724
	Oklahoma - 0.4%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,036,036
555,000	Grand River Dam Auth, OK, Rev 5.00%, 06/01/2041	625,085
		1,661,121
	Oregon - 1.3%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(6)	31,890
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	11,474
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	65,014
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	288,462
575,000	5.00%, 07/01/2030	618,747
1,910,000	5.00%, 07/01/2038	2,066,854
1,000,000	5.00%, 07/01/2044	1,030,737
1,250,000	5.25%, 07/01/2040(3)	1,384,559
	Salem Hospital Facility Auth, OR, Rev
40,000	5.00%, 05/15/2038	40,409
30,000	5.00%, 05/15/2048	29,184
30,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	30,130
45,000	State of Oregon, OR, GO 4.00%, 12/01/2048	44,977
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	67,689
		5,710,126

The accompanying notes are an integral part of these financial statements.
24

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Pennsylvania - 3.5%
$ 135,000	Armstrong School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 4.00%, 03/15/2035	$ 137,971
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM) 5.00%, 09/01/2036	844,159
3,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	3,260,414
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	105,064
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	306,497
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	473,838
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2037	633,256
345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	267,548
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	235,200
240,000	5.00%, 12/01/2044	244,316
100,000	5.00%, 12/01/2046	100,672
	Pennsylvania Economic Dev Financing Auth, PA, Rev
400,000	5.00%, 05/15/2036	448,850
465,000	(AGM) 5.00%, 01/01/2038	505,154
100,000	5.00%, 05/15/2038	111,310
290,000	(AGM) 5.00%, 01/01/2040	311,354
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029	253,004
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	252,675
750,000	5.00%, 05/01/2037	766,591
265,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	264,370
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	157,973
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AGM) 5.00%, 09/01/2034	16,325
1,245,000	(AGM) 5.00%, 09/01/2036	1,422,080
1,000,000	(AGM) 5.00%, 09/01/2037	1,146,589
	School Dist of Philadelphia, PA, GO,
280,000	(NPFG), (ST AID WITHHLDG) 5.00%, 06/01/2027	294,319
610,000	(ST AID WITHHLDG) 5.00%, 09/01/2032	655,090
875,000	(ST AID WITHHLDG) 5.00%, 09/01/2035	982,805
590,000	School Dist of the City of Erie, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	623,895
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	385,144
		15,206,463
	Puerto Rico - 1.4%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,077,324
	Puerto Rico Sales Tax Financing Corp., PR, Rev
3,119,000	0.00%, 07/01/2029(5)	2,591,873
625,000	5.00%, 07/01/2058	627,618
		6,296,815
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Rhode Island - 1.1%
$ 3,000,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM), (ST AID WITHHLDG) 5.00%, 05/15/2037(3)	$ 3,443,722
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	416,343
765,000	5.00%, 12/01/2028	805,990
		4,666,055
	South Carolina - 1.5%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	852,844
580,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2025	583,994
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	414,097
	South Carolina Jobs-Economic Dev Auth, SC, Rev
1,500,000	5.00%, 11/01/2036	1,713,038
345,000	5.00%, 11/01/2037	393,083
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	509,402
625,000	4.00%, 12/01/2038	628,883
175,000	5.00%, 12/01/2025	178,572
1,220,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,319,505
		6,593,418
	South Dakota - 0.2%
	South Dakota Housing Dev Auth, SD, Rev
400,000	4.50%, 11/01/2048	402,936
285,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	304,717
		707,653
	Tennessee - 0.8%
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
835,000	5.00%, 07/01/2033	942,628
515,000	5.00%, 05/01/2035	572,307
195,000	5.00%, 05/01/2038	214,869
590,000	Metropolitan Nashville Airport Auth, TN, Rev 5.50%, 07/01/2040	655,688
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	296,053
590,000	5.00%, 02/01/2027	601,994
55,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	54,948
		3,338,487
	Texas - 14.0%
	Arlington Higher Education Finance Corp., TX, Rev,
950,000	(PSF-GTD) 5.00%, 02/15/2037	1,048,931
450,000	(PSF-GTD) 5.00%, 08/15/2037	499,246
805,000	(PSF-GTD) 5.00%, 08/15/2040	880,348
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	164,269
	Boerne Independent School Dist, TX, GO,
1,060,000	(PSF-GTD) 3.13%, 02/01/2053(1)	1,052,159
225,000	(PSF-GTD) 4.00%, 02/01/2054(1)	230,937
500,000	Brazos Higher Education Auth, Inc., TX, Rev 5.00%, 04/01/2025	504,256
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,471,523
505,000	4.00%, 01/01/2036	519,235
1,490,000	5.00%, 01/01/2046	1,574,286

The accompanying notes are an integral part of these financial statements.
25

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Texas - 14.0% - (continued)
$ 4,075,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2037(3)	$ 4,628,720
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,123,453
500,000	5.00%, 11/15/2039	538,541
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,518,813
100,000	4.00%, 08/15/2034	98,233
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	559,211
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
750,000	(AGM), (AMBAC) 0.00%, 09/01/2025(5)	722,370
425,000	4.00%, 09/01/2026	430,600
1,135,000	City of Houston, Combined Utility System, TX, Rev, (AGM) 0.00%, 12/01/2024(5)	1,122,857
	City of San Antonio Electric & Gas Systems, TX, Rev
555,000	1.75%, 02/01/2049(1)	538,490
245,000	5.00%, 02/01/2039	278,001
	Clear Creek Independent School Dist, TX, GO,
425,000	(PSF-GTD) 0.28%, 02/15/2038(1)	424,519
1,410,000	(PSF-GTD) 3.60%, 02/15/2035(1)	1,414,599
975,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2036	1,096,759
2,250,000	College Station Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2044	2,216,173
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2037	1,494,284
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,629,531
1,500,000	5.00%, 11/01/2032	1,643,535
1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2033	1,143,399
1,495,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.65%, 08/01/2052(1)	1,495,000
500,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	565,469
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	457,938
615,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	616,146
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	431,608
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/01/2036	942,133
100,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2024	100,047
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AGM) 5.00%, 05/15/2035	1,874,924
675,000	5.00%, 05/15/2038	736,240
500,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2046	412,875
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	3,025,125
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD) 2.00%, 06/01/2052(1)	1,193,356
1,000,000	(PSF-GTD) 5.00%, 08/01/2036	1,136,077
1,020,000	(PSF-GTD) 5.00%, 08/01/2038	1,152,812
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,850,193
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2036	562,790
6,700,000	State of Texas, TX, GO 3.56%, 12/01/2050(1)	6,700,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA) 2.25%, 07/01/2041	918,639
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Texas - 14.0% - (continued)
$ 1,125,000	(GNMA) 3.00%, 03/01/2050	$ 863,971
1,430,000	(GNMA) 3.63%, 09/01/2044	1,323,189
2,000,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,954,252
1,610,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,660,481
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	514,694
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	107,152
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	216,414
250,000	4.00%, 09/01/2035	238,852
		61,617,655
	Utah - 0.4%
590,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	594,242
1,250,000	Utah Transit Auth, UT, Rev, (AGM) 5.25%, 06/15/2029	1,361,360
		1,955,602
	Virginia - 1.5%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,428,238
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	786,516
255,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	256,138
620,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	644,155
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	993,371
1,100,000	4.00%, 07/01/2034	1,090,858
835,000	5.00%, 07/01/2035	887,615
350,000	5.00%, 12/31/2047	364,220
		6,451,111
	Washington - 1.6%
500,000	King County School Dist No. 210 Federal Way, WA, GO, (SCH BD GTY) 4.00%, 12/01/2036	509,506
1,105,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	1,270,964
	State of Washington, WA, GO
1,105,000	4.00%, 07/01/2035	1,165,015
460,000	5.00%, 08/01/2044	494,281
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,448,436
1,725,000	5.00%, 10/01/2042	1,724,993
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(2)	494,045
		7,107,240
	West Virginia - 0.4%
1,870,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	1,873,989
	Wisconsin - 2.4%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	484,345
835,000	4.00%, 10/01/2046(1)	842,226
170,000	(AGM) 4.00%, 07/01/2050	161,654
50,000	5.00%, 09/01/2025(2)	50,144
1,000,000	(AGM) 5.00%, 07/01/2036	1,046,566
210,000	5.00%, 07/01/2038	213,707
750,000	5.00%, 10/01/2043(2)	750,507

The accompanying notes are an integral part of these financial statements.
26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 93.6% - (continued)
	Wisconsin - 2.4% - (continued)
$ 465,000	5.00%, 10/01/2044		$ 483,294
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035		317,556
220,000	4.00%, 04/01/2039		221,704
650,000	5.00%, 04/01/2037		744,111
265,000	5.00%, 04/01/2038		301,971
120,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(5)		98,427
	Wisconsin Health & Educational Facs Auth, WI, Rev
595,000	4.00%, 08/15/2046		514,631
840,000	5.00%, 11/01/2039		796,119
680,000	5.75%, 08/15/2059		717,656
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
1,610,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		1,749,217
935,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		1,020,863
150,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)		148,360
			10,663,058
	Wyoming - 0.1%
280,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		306,067
	Total Municipal Bonds (cost $413,255,998)		$ 410,542,188
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
1,145,000	3.15%, 10/15/2036		$ 1,022,978
	Total U.S. Government Agencies (cost $1,164,801)		$ 1,022,978
	Total Long-Term Investments (cost $414,420,799)		$ 411,565,166
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
7,915,563	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $7,916,737; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $8,073,874		$ 7,915,563
	Total Short-Term Investments (cost $7,915,563)		$ 7,915,563
	Total Investments (cost $422,336,362)	95.6%	$ 419,480,729
	Other Assets and Liabilities	4.4%	19,263,806
	Net Assets	100.0%	$ 438,744,535
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $6,402,788, representing 1.5% of net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,355,096 at July 31, 2024.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
July 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 410,542,188	$ —	$ 410,542,188	$ —
U.S. Government Agencies	1,022,978	—	1,022,978	—
Short-Term Investments	7,915,563	—	7,915,563	—
Total	$ 419,480,729	$ —	$ 419,480,729	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
28

Hartford Quality Value ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Banks - 9.2%
85,716	Bank of America Corp.	$ 3,455,212
34,842	Bank of Nova Scotia	1,626,076
29,147	JP Morgan Chase & Co.	6,202,481
85,190	Wells Fargo & Co.	5,055,175
		16,338,944
	Capital Goods - 6.0%
14,476	Honeywell International, Inc.	2,963,961
27,659	Johnson Controls International PLC	1,978,725
4,057	Lockheed Martin Corp.	2,198,569
17,786	Otis Worldwide Corp.	1,680,777
11,777	Westinghouse Air Brake Technologies Corp.	1,897,864
		10,719,896
	Consumer Discretionary Distribution & Retail - 2.8%
60,389	LKQ Corp.	2,506,143
3,917	Lowe's Cos., Inc.	961,663
13,558	TJX Cos., Inc.	1,532,325
		5,000,131
	Consumer Services - 1.1%
55,812	Aramark	1,912,677
	Consumer Staples Distribution & Retail - 0.9%
21,851	Sysco Corp.	1,674,879
	Energy - 8.4%
20,157	Chevron Corp.	3,234,594
64,603	Coterra Energy, Inc.	1,666,757
30,062	EOG Resources, Inc.	3,811,861
46,970	TotalEnergies SE ADR	3,183,627
71,373	Williams Cos., Inc.	3,064,757
		14,961,596
	Equity Real Estate Investment Trusts (REITs) - 4.2%
12,248	American Tower Corp. REIT	2,699,459
85,884	Host Hotels & Resorts, Inc. REIT	1,503,829
4,960	Public Storage REIT	1,467,763
11,532	Simon Property Group, Inc. REIT	1,769,470
		7,440,521
	Financial Services - 4.8%
16,846	American Express Co.	4,262,712
40,874	Morgan Stanley	4,218,606
		8,481,318
	Food, Beverage & Tobacco - 6.1%
68,149	Keurig Dr. Pepper, Inc.	2,336,148
22,494	Mondelez International, Inc. Class A	1,537,465
39,551	Philip Morris International, Inc.	4,554,693
39,274	Tyson Foods, Inc. Class A	2,391,787
		10,820,093
	Health Care Equipment & Services - 8.6%
10,361	Becton Dickinson & Co.	2,497,623
6,446	Elevance Health, Inc.	3,429,465
40,910	Medtronic PLC	3,285,891
10,407	UnitedHealth Group, Inc.	5,996,097
		15,209,076
	Household & Personal Products - 2.8%
6,085	Estee Lauder Cos., Inc. Class A	606,127
50,079	Kenvue, Inc.	925,960
56,752	Unilever PLC ADR	3,484,573
		5,016,660
	Insurance - 6.4%
29,568	American International Group, Inc.	2,342,673
7,987	Chubb Ltd.	2,201,697
13,258	Marsh & McLennan Cos., Inc.	2,950,833
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	Insurance - 6.4% - (continued)
14,679	MetLife, Inc.		$ 1,128,081
33,771	Principal Financial Group, Inc.		2,752,674
			11,375,958
	Materials - 4.3%
169,944	Amcor PLC		1,789,510
30,453	BHP Group Ltd. ADR		1,691,055
12,425	Celanese Corp.		1,753,789
41,127	FMC Corp.		2,400,172
			7,634,526
	Media & Entertainment - 5.4%
10,076	Alphabet, Inc. Class A		1,728,437
54,473	Comcast Corp. Class A		2,248,101
35,979	Omnicom Group, Inc.		3,527,381
22,685	Walt Disney Co.		2,125,358
			9,629,277
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
44,246	AstraZeneca PLC ADR		3,502,071
5,924	Gilead Sciences, Inc.		450,579
20,648	Merck & Co., Inc.		2,335,908
22,704	Novartis AG ADR		2,531,042
123,957	Pfizer, Inc.		3,785,647
			12,605,247
	Semiconductors & Semiconductor Equipment - 4.9%
6,852	Micron Technology, Inc.		752,487
9,614	NXP Semiconductors NV		2,530,020
16,642	QUALCOMM, Inc.		3,011,370
12,118	Texas Instruments, Inc.		2,469,769
			8,763,646
	Software & Services - 4.0%
7,808	Accenture PLC Class A		2,581,481
42,012	Cognizant Technology Solutions Corp. Class A		3,179,468
2,427	Roper Technologies, Inc.		1,322,108
			7,083,057
	Technology Hardware & Equipment - 1.8%
63,953	Cisco Systems, Inc.		3,098,523
	Telecommunication Services - 0.8%
7,904	T-Mobile U.S., Inc.		1,440,741
	Transportation - 2.8%
30,533	Delta Air Lines, Inc.		1,313,530
67,912	Knight-Swift Transportation Holdings, Inc.		3,696,450
			5,009,980
	Utilities - 6.4%
32,279	American Electric Power Co., Inc.		3,167,216
22,405	Atmos Energy Corp.		2,865,151
26,256	Duke Energy Corp.		2,868,993
31,601	Sempra		2,529,976
			11,431,336
	Total Common Stocks (cost $132,030,045)		$ 175,648,082
	Total Investments (cost $132,030,045)	98.8%	$ 175,648,082
	Other Assets and Liabilities	1.2%	2,094,966
	Net Assets	100.0%	$ 177,743,048
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The accompanying notes are an integral part of these financial statements.
29

Hartford Quality Value ETF
Schedule of Investments – (continued)
July 31, 2024

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 16,338,944	$ 16,338,944	$ —	$ —
Capital Goods	10,719,896	10,719,896	—	—
Consumer Discretionary Distribution & Retail	5,000,131	5,000,131	—	—
Consumer Services	1,912,677	1,912,677	—	—
Consumer Staples Distribution & Retail	1,674,879	1,674,879	—	—
Energy	14,961,596	14,961,596	—	—
Equity Real Estate Investment Trusts (REITs)	7,440,521	7,440,521	—	—
Financial Services	8,481,318	8,481,318	—	—
Food, Beverage & Tobacco	10,820,093	10,820,093	—	—
Health Care Equipment & Services	15,209,076	15,209,076	—	—
Household & Personal Products	5,016,660	5,016,660	—	—
Insurance	11,375,958	11,375,958	—	—
Materials	7,634,526	7,634,526	—	—
Media & Entertainment	9,629,277	9,629,277	—	—
Pharmaceuticals, Biotechnology & Life Sciences	12,605,247	12,605,247	—	—
Semiconductors & Semiconductor Equipment	8,763,646	8,763,646	—	—
Software & Services	7,083,057	7,083,057	—	—
Technology Hardware & Equipment	3,098,523	3,098,523	—	—
Telecommunication Services	1,440,741	1,440,741	—	—
Transportation	5,009,980	5,009,980	—	—
Utilities	11,431,336	11,431,336	—	—
Total	$ 175,648,082	$ 175,648,082	$ —	$ —

(1)	For the period ended July 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
30

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 5.7%
	Materials - 5.7%
730	Aclara Resources, Inc.*	$ 286
700	Agnico Eagle Mines Ltd.	54,019
1,600	Alamos Gold, Inc. Class A	27,248
1,600	Anglogold Ashanti PLC	44,928
2,300	Barrick Gold Corp.	42,573
8,900	Centamin PLC	14,484
4,700	Coeur Mining, Inc.*	30,503
1,800	Eldorado Gold Corp.*	30,528
3,700	Endeavour Mining PLC	81,368
5,000	Hochschild Mining PLC*	11,663
8,700	Kinross Gold Corp.	78,822
13,300	New Gold, Inc.*	30,723
1,100	Newmont Corp.	53,977
2,900	Northern Star Resources Ltd.	26,663
17,000	OceanaGold Corp.	41,840
600	Pan American Silver Corp.	13,788
	Total Common Stocks (cost $544,907)	$ 583,413
SHORT-TERM INVESTMENTS - 90.9%
	U.S. Treasury Securities - 90.9%
	U.S. Treasury Bills - 90.9%
$ 1,000,000	0.00%, 08/01/2024(1)	$ 1,000,000
320,000	4.65%, 08/08/2024(1)	319,674
180,000	4.66%, 08/08/2024(1)	179,817
680,000	4.91%, 08/13/2024(1)	678,814
350,000	4.91%, 08/13/2024(1)	349,389
1,020,000	5.06%, 08/20/2024(1)	1,017,181
590,000	5.15%, 08/29/2024(1)	587,594
60,000	5.19%, 09/05/2024(1)	59,694
460,000	5.19%, 09/05/2024(1)	457,656
390,000	5.20%, 09/12/2024(1)	387,625
1,000,000	5.21%, 10/24/2024(1)	988,007
230,000	5.22%, 09/12/2024(1)	228,594
650,000	5.24%, 09/26/2024(1)	644,728
650,000	5.24%, 10/01/2024(1)	644,269
110,000	5.25%, 09/26/2024(1)	109,106
190,000	5.26%, 10/08/2024(1)	188,142
660,000	5.26%, 10/15/2024(1)	652,909
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 90.9% - (continued)
	U.S. Treasury Securities - 90.9% - (continued)
	U.S. Treasury Bills - 90.9 - (continued)
$ 900,000	5.26%, 10/17/2024(1)		$ 890,072
	Total Short-Term Investments (cost $9,383,130)		$ 9,383,271
	Total Investments (cost $9,928,037)	96.6%	$ 9,966,684
	Other Assets and Liabilities	3.4%	350,342
	Net Assets	100.0%	$ 10,317,026
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2024, the Fund invested 12.5% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	7	09/30/2024	$ 561,610	$ (22,246)
Coffee Future	4	09/18/2024	343,800	8,331
Copper Future	3	09/26/2024	313,237	3,950
Copper Future	1	12/27/2024	105,375	(5,241)
Corn Future	9	09/13/2024	172,238	(35,018)
Cotton No. 2 Future	4	12/06/2024	137,980	(4,554)
Gas Oil Future	5	09/12/2024	371,500	(4,287)
Gasoline RBOB Future	2	08/30/2024	205,170	6,723
Gold 100oz Future	3	12/27/2024	741,900	10,426
KC Hard Red Winter Wheat Future	6	09/13/2024	164,700	(33,392)
Lean Hogs Future	6	10/14/2024	182,220	13,501
Live Cattle Future	2	10/31/2024	149,340	2,752
LME Lead Future	2	09/16/2024	103,724	(5,985)
LME Nickel Future	2	09/16/2024	197,774	(17,829)
LME Primary Aluminum Future	9	09/16/2024	508,430	(54,012)
LME Primary Aluminum Future	15	12/16/2024	866,737	(144,655)
LME Zinc Future	7	09/16/2024	463,886	(16,713)
Micro Copper Future	3	08/28/2024	31,324	217
The accompanying notes are an integral part of these financial statements.
31

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
July 31, 2024

Futures Contracts Outstanding at July 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Micro Copper Future	2	11/26/2024	$ 21,075	$ (1,569)
Micro Gold Future	30	12/27/2024	741,900	1,083
Micro Silver Future	7	09/26/2024	202,566	(8,203)
Micro WTI Crude Oil Future	28	08/19/2024	218,148	(8,741)
Natural Gas Future	33	08/28/2024	671,880	(315,468)
NY Harbor ULSD Future	2	08/30/2024	204,817	(7,320)
Silver Future	3	09/26/2024	434,070	(18,674)
Soybean Future	8	11/14/2024	409,000	(12,029)
Soybean Meal Future	7	12/13/2024	220,990	(8,990)
Soybean Oil Future	8	12/13/2024	203,136	(14,888)
Wheat Future	5	09/13/2024	131,813	(28,657)
WTI Crude Oil Future	13	08/20/2024	1,012,830	(4,392)
Total				$ (725,880)
Short position contracts:
LME Primary Aluminum Future	(2)	09/16/2024	$ (112,985)	$ 12,055
LME Primary Aluminum Future	(15)	12/16/2024	(866,737)	66,207
LME Zinc Future	(4)	09/16/2024	(265,078)	19,205
Total				$ 97,467
Total futures contracts				$ (628,413)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$ 583,413	$ 583,413	$ —	$ —
Short-Term Investments	9,383,271	—	9,383,271	—
Futures Contracts(2)	144,450	144,450	—	—
Total	$ 10,111,134	$ 727,863	$ 9,383,271	$ —
Liabilities
Futures Contracts(2)	$ (772,863)	$ (772,863)	$ —	$ —
Total	$ (772,863)	$ (772,863)	$ —	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
32

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.7%
	Aerospace/Defense - 0.4%
$ 1,301,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 1,359,191
	Commercial Banks - 1.2%
	AIB Group PLC
1,143,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(2)	1,166,948
600,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	629,872
822,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	838,043
1,827,000	NatWest Group PLC 6.48%, 06/01/2034, (6.48% fixed rate until 03/01/2029; 5 yr. USD CMT + 2.20% thereafter)(2)	1,888,443
		4,523,306
	Diversified Financial Services - 0.8%
1,425,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	1,344,214
717,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	728,265
619,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	620,697
185,000	MMH Master LLC 6.38%, 02/01/2034(1)	186,328
		2,879,504
	REITS - 0.2%
632,000	Highwoods Realty LP 7.65%, 02/01/2034	694,449
	Semiconductors - 0.1%
273,000	Qorvo, Inc. 1.75%, 12/15/2024	268,312
	Total Corporate Bonds (cost $9,543,190)	$ 9,724,762
MUNICIPAL BONDS - 82.8%
	Alabama - 1.8%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(3)	$ 922,420
2,680,000	4.00%, 06/01/2051(3)	2,714,645
685,000	5.25%, 12/01/2053(3)	743,102
680,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	743,064
635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(3)	687,076
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	764,024
		6,574,331
	Arizona - 0.3%
1,010,000	Arizona Industrial Dev Auth, AZ, Rev 5.00%, 02/01/2058(3)	1,042,830
	Arkansas - 1.0%
3,320,000	Arkansas Dev Finance Auth, AR, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 07/01/2054	3,471,613
	California - 4.6%
205,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM) 5.00%, 10/01/2052	221,207
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	225,095
2,330,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	2,491,897
	California Municipal Finance Auth, CA, Rev,
795,000	(HUD) 3.20%, 09/01/2045(3)	795,170
205,000	3.75%, 06/01/2028(3)	207,193
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050	238,978
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	California - 4.6% - (continued)
$ 565,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	$ 566,010
1,415,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,291,169
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM) 4.13%, 08/01/2050	2,325,420
765,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	771,956
450,000	Pittsburg Unified School Dist, CA, GO, (AGM) 4.25%, 08/01/2049	456,340
1,205,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	1,190,286
120,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	131,583
1,260,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	1,304,330
60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	61,991
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	947,826
1,215,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	1,213,653
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	1,056,079
865,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	851,714
	Washington Township Health Care Dist, CA, GO,
70,000	(AGM) 4.50%, 08/01/2053	71,738
125,000	5.50%, 08/01/2053	140,499
		16,560,134
	Colorado - 0.8%
715,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	715,533
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	632,151
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	520,326
	Colorado Housing & Finance Auth, CO, Rev
485,000	3.50%, 11/01/2043(3)	485,197
345,000	(FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	340,904
		2,694,111
	Connecticut - 0.0%
100,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	100,315
	District of Columbia - 2.2%
	Dist of Columbia Housing Finance Agency, DC, Rev
2,735,000	3.55%, 08/01/2042(3)(4)	2,735,207
695,000	3.65%, 07/01/2028(3)	697,862
180,000	3.75%, 04/01/2025(3)	180,051
890,000	5.00%, 12/01/2028(3)	933,707
700,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	780,312
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	2,064,204
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	359,652
		7,750,995
	Florida - 2.1%
50,000	Broward County Housing Finance Auth, FL, Rev, (HUD) 3.40%, 03/01/2057(3)	49,740

The accompanying notes are an integral part of these financial statements.
33

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Florida - 2.1% - (continued)
$ 280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	$ 310,734
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,665,803
800,000	Escambia County Housing Finance Auth, FL, Rev 3.80%, 06/01/2027(3)	804,449
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	431,084
	Florida Housing Finance Corp., FL, Rev,
50,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	48,868
700,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	680,850
280,000	(GNMA) 3.35%, 10/01/2027(3)	279,207
345,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	340,993
1,320,000	3.80%, 06/01/2042(3)	1,327,906
125,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	124,879
290,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	290,044
		7,354,557
	Georgia - 2.7%
	Main Street Natural Gas, Inc., GA, Rev
1,565,000	4.00%, 03/01/2050(3)	1,570,662
485,000	4.00%, 05/01/2052(3)	488,127
1,525,000	5.00%, 12/01/2053(3)	1,632,906
615,000	5.00%, 05/01/2054(3)	660,229
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	5,372,337
		9,724,261
	Hawaii - 0.0%
95,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	105,514
	Illinois - 2.2%
1,240,000	City of Chicago, IL, Rev 3.50%, 08/01/2027(3)	1,240,613
	Illinois Housing Dev Auth, IL, Rev,
410,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	398,784
720,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	716,210
720,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	720,472
65,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	65,517
2,000,000	(FHA), (HUD) 5.00%, 02/01/2027(3)	2,046,469
1,455,000	(HUD) 5.00%, 02/01/2027(3)	1,488,806
1,255,000	Metropolitan Pier & Exposition Auth, IL, Rev 5.00%, 06/15/2053(4)	1,333,840
		8,010,711
	Indiana - 0.4%
	Indiana Housing & Community Dev Auth, IN, Rev,
755,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	735,982
55,000	(GNMA) 4.00%, 07/01/2048	54,947
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	750,869
		1,541,798
	Iowa - 1.0%
	Iowa Finance Auth, IA, Rev,
840,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2047	817,719
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Iowa - 1.0% - (continued)
$ 1,565,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	$ 1,511,872
60,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	58,932
30,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	29,971
985,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	985,635
		3,404,129
	Kentucky - 1.4%
	Kentucky Public Energy Auth, KY, Rev
2,510,000	5.00%, 01/01/2055(3)	2,701,082
2,005,000	5.25%, 04/01/2054(3)	2,182,859
		4,883,941
	Louisiana - 1.0%
	Louisiana Housing Corp., LA, Rev,
480,000	(FHA) 3.75%, 08/01/2027(3)	481,799
595,000	3.75%, 02/01/2028(3)	599,561
10,000	4.50%, 12/01/2047	10,075
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,156,785
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,366,272
		3,614,492
	Maryland - 0.2%
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	617,308
	Massachusetts - 2.7%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	96,229
7,720,000	5.00%, 05/01/2053	8,328,465
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,148,803
		9,573,497
	Michigan - 2.5%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF) 4.50%, 05/01/2049	710,159
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	821,869
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2048	1,594,680
210,000	Great Lakes Water Auth, Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	232,749
210,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.25%, 07/01/2053	232,749
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF) 5.00%, 05/01/2049	575,389
625,000	(Q-SBLF) 5.00%, 05/01/2052	663,325
	Michigan State Housing Dev Auth, MI, Rev
50,000	3.75%, 06/01/2050	49,706
365,000	3.80%, 07/01/2041(3)	366,684
1,540,000	Troy School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2052	1,653,131
1,750,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	1,937,024
		8,837,465
	Minnesota - 1.1%
250,000	Hennepin County Housing & Redev Auth, MN, Rev, (FHA), (HUD) 4.65%, 10/01/2026(3)	250,152
435,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	434,448

The accompanying notes are an integral part of these financial statements.
34

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Minnesota - 1.1% - (continued)
$ 3,305,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	$ 3,228,150
165,000	Washington County Community Dev Agency, MN, Rev 3.68%, 09/01/2026(3)	165,180
		4,077,930
	Mississippi - 0.3%
	Mississippi Home Corp., MS, Rev,
900,000	(FHLMC), (FNMA), (GNMA) 3.00%, 12/01/2050	878,290
170,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	167,136
		1,045,426
	Missouri - 0.7%
875,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	906,465
	Missouri Housing Dev Commission, MO, Rev,
445,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	433,421
335,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	328,785
140,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	138,248
190,000	(FHLMC), (FNMA), (GNMA) 3.88%, 05/01/2050	189,370
80,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	80,294
60,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	60,764
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	305,771
		2,443,118
	Nebraska - 0.1%
	Nebraska Investment Finance Auth, NE, Rev,
450,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	439,461
60,000	4.00%, 09/01/2048	59,943
		499,404
	Nevada - 0.0%
80,000	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	79,937
	New Jersey - 0.1%
430,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD) 3.67%, 02/01/2026	429,639
25,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	25,419
		455,058
	New Mexico - 1.7%
	New Mexico Mortgage Finance Auth, NM, Rev,
685,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	667,936
3,430,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	3,332,946
105,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	104,900
1,850,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	1,866,988
		5,972,770
	New York - 5.8%
	City of New York, NY, GO
1,130,000	4.00%, 04/01/2050	1,100,482
270,000	5.00%, 03/01/2038	308,608
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	New York - 5.8% - (continued)
$ 3,000,000	Monroe County Industrial Dev Corp., NY, Rev, (HUD) 5.00%, 07/01/2028(3)	$ 3,129,132
	New York City Municipal Water Finance Auth, NY, Rev
1,240,000	5.25%, 06/15/2053	1,370,703
1,750,000	5.25%, 06/15/2054	1,941,015
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
445,000	4.00%, 08/01/2048	436,080
1,890,000	4.00%, 02/01/2051	1,844,319
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	227,570
5,000,000	New York Power Auth, NY, Rev, (AGM) 5.00%, 11/15/2053	5,470,019
950,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	859,655
125,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	133,546
230,000	Rockland County Industrial Dev Agency, NY, Rev, (FHA), (HUD) 4.65%, 05/01/2027(3)	230,608
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,678,609
1,365,000	5.25%, 05/15/2064	1,497,794
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	617,813
		20,845,953
	North Carolina - 0.4%
240,000	Asheville Housing Auth, NC, Rev, (HUD) 5.00%, 11/01/2026(3)	244,729
	North Carolina Housing Finance Agency, NC, Rev,
530,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2050	529,683
580,000	5.00%, 04/01/2029(3)	610,840
		1,385,252
	Ohio - 3.0%
430,000	Columbus-Franklin County Finance Auth, OH, Rev 5.00%, 07/01/2045(3)	444,076
1,680,000	Cuyahoga Metropolitan Housing Auth, OH, Rev 3.45%, 02/01/2028(3)	1,680,900
3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	3,258,714
	Ohio Housing Finance Agency, OH, Rev
805,000	3.00%, 03/01/2052	785,665
935,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	919,329
125,000	(FHA), (HUD) 3.53%, 02/01/2029(3)	125,305
1,380,000	(HUD) 3.85%, 07/01/2025	1,383,131
20,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	20,140
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(5)	145,430
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,973,186
		10,735,876
	Oklahoma - 0.0%
120,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	119,951
	Oregon - 1.5%
5,000,000	Astoria Hospital Facs Auth, OR, Rev 5.25%, 08/01/2054	5,304,680

The accompanying notes are an integral part of these financial statements.
35

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Pennsylvania - 0.2%
$ 600,000	Allegheny County Airport Auth, PA, Rev, (AGM) 5.25%, 01/01/2053	$ 654,572
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	153,730
		808,302
	Rhode Island - 0.2%
630,000	Rhode Island Health & Educational Building Corp., RI, Rev 5.25%, 05/15/2054	671,855
	South Carolina - 2.4%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM) 5.00%, 06/01/2048	2,685,876
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	3,370,777
2,160,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054(4)	2,364,583
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,762
		8,472,998
	Tennessee - 3.3%
355,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 3.80%, 12/01/2029(3)	357,540
2,735,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	2,952,751
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	404,579
625,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD) 3.55%, 12/01/2027(3)	626,992
75,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD) 3.00%, 12/01/2026(3)	74,841
390,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD) 3.60%, 12/01/2027(3)	391,401
410,000	Knoxville's Community Dev Corp., TN, Rev, (HUD) 4.25%, 10/01/2024	410,488
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,415,000	(HUD) 3.50%, 02/01/2048(3)	1,397,686
2,010,000	3.85%, 02/01/2045(3)	2,008,671
15,000	(NPFG) 4.88%, 11/01/2028	15,575
	Metropolitan Nashville Airport Auth, TN, Rev
350,000	5.00%, 07/01/2049	368,796
305,000	5.00%, 07/01/2052	326,630
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	1,803,301
45,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	45,382
705,000	Williamson County Industrial Dev Board, TN, Rev, (HUD) 5.00%, 05/01/2042(3)	729,134
		11,913,767
	Texas - 33.6%
910,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	871,522
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	589,440
	Arlington Higher Education Finance Corp., TX, Rev,
700,000	(PSF-GTD) 4.25%, 12/01/2048	694,444
200,000	(PSF-GTD) 4.25%, 12/01/2053	196,352
680,000	(PSF-GTD) 5.00%, 08/15/2033	729,861
200,000	(PSF-GTD) 5.00%, 08/15/2048	214,996
350,000	Austin Affordable PFC, Inc., TX, Rev, (FNMA) 5.00%, 09/01/2028(3)	366,356
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Texas - 33.6% - (continued)
$ 1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	$ 1,747,352
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	627,720
1,405,000	4.25%, 02/15/2053	1,382,774
280,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	281,559
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	1,193,373
6,000,000	Capital Area Housing Finance Corp., TX, Rev 3.48%, 08/01/2039(3)(4)	5,999,955
1,235,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	1,336,554
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	5,240,152
	City of Dallas Housing Finance Corp., TX, Rev,
330,000	(FHA) 5.00%, 08/01/2027(3)	340,292
180,000	(FNMA) 5.00%, 10/01/2028(3)(4)	188,877
445,000	5.00%, 07/01/2042(3)	461,421
390,000	City of Georgetown Utility System, TX, Rev, (BAM) 5.25%, 08/15/2053	423,317
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	632,258
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD) 4.25%, 04/01/2053	541,064
765,000	(PSF-GTD) 4.25%, 08/15/2053	766,667
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	735,612
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,144,530
	Community Independent School Dist, TX, GO,
330,000	(PSF-GTD) 5.00%, 02/15/2048	357,717
905,000	(PSF-GTD) 5.00%, 02/15/2053	970,040
5,000,000	County of Harris Toll Road, TX, Rev 5.25%, 08/15/2054	5,540,305
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	528,172
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	800,036
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	2,079,760
3,065,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	3,058,658
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	363,514
2,405,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,298,435
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	370,287
690,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD) 2.50%, 08/15/2037	580,773
700,000	Houston Housing Finance Corp., TX, Rev 3.65%, 02/01/2048(3)	703,749
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,459,396
1,280,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	1,238,154
6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2053	7,146,162
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,039,946
930,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054(4)	996,926

The accompanying notes are an integral part of these financial statements.
36

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Texas - 33.6% - (continued)
$ 1,390,000	Lakeside Place PFC, TX, Rev, (FHA) 4.15%, 11/01/2026(3)	$ 1,395,487
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD) 3.00%, 02/15/2051	280,201
1,090,000	(PSF-GTD) 4.00%, 02/15/2048	1,041,649
5,605,000	(PSF-GTD) 5.00%, 02/15/2053	6,024,607
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	1,003,516
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	578,051
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	2,082,027
1,315,000	Mesquite Housing Finance Corp., TX, Rev 3.35%, 08/01/2029(3)(4)	1,314,216
1,850,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,776,458
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD) 4.00%, 02/15/2053	109,858
745,000	(PSF-GTD) 4.25%, 02/15/2052	745,082
580,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	548,939
	New Caney Independent School Dist, TX, GO,
4,210,000	(PSF-GTD) 4.00%, 02/15/2054	4,031,986
4,515,000	(PSF-GTD) 5.00%, 02/15/2053	4,877,015
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	21,099
990,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2053	969,854
465,000	Northwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	500,424
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,198,094
3,210,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,107,665
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	418,329
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	1,105,512
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	197,891
	San Antonio Housing Trust Public Facility Corp., TX, Rev
835,000	3.45%, 07/01/2029(3)	835,550
85,000	5.00%, 09/01/2028(3)	88,972
1,810,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	1,948,220
1,930,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	1,856,255
1,515,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(3)	1,508,207
185,000	Tarrant County Housing Finance Corp., TX, Rev 5.00%, 09/01/2028(3)	193,645
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	809,316
	Texas Department of Housing & Community Affairs, TX, Rev,
575,000	(GNMA) 3.00%, 01/01/2052	558,973
2,665,000	(GNMA) 3.00%, 03/01/2052	2,582,365
265,000	(GNMA) 3.50%, 03/01/2051	261,338
80,000	(GNMA) 4.00%, 03/01/2050	80,027
50,000	(GNMA) 4.75%, 03/01/2049	50,484
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	345,390
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	6,363,244
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 82.8% - (continued)
	Texas - 33.6% - (continued)
$ 400,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	$ 401,768
5,000,000	Texas State University System, TX, Rev 5.25%, 03/15/2054	5,504,847
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	298,353
1,135,000	5.25%, 10/15/2051	1,256,586
6,000,000	Waxahachie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	5,703,241
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/15/2052	429,101
		120,642,320
	Utah - 0.1%
370,000	Utah Housing Corp., UT, Rev 3.70%, 08/01/2043(3)	372,051
	Virginia - 0.7%
390,000	Alexandria Sanitation Auth, VA, Rev 5.00%, 07/15/2054	430,996
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	355,673
660,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)	662,164
1,150,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	1,150,118
		2,598,951
	Washington - 0.2%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	495,350
	Washington State Housing Finance Commission, WA, Rev
115,000	4.00%, 12/01/2048	114,893
225,000	5.00%, 02/01/2028(3)	233,518
		843,761
	Wisconsin - 0.5%
	Wisconsin Housing & Economic Dev Auth, WI, Rev
1,245,000	5.00%, 08/01/2058(3)	1,284,074
600,000	5.00%, 11/01/2058(3)	622,568
		1,906,642
	Wyoming - 0.0%
50,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	49,992
	Total Municipal Bonds (cost $294,365,048)	$ 297,107,996
U.S. GOVERNMENT AGENCIES - 0.4%
	Mortgage-Backed Agencies - 0.4%
	Federal Home Loan Mortgage Corp. - 0.4%
1,222,181	4.56%, 04/25/2042(1)(3)	$ 1,311,251
	Total U.S. Government Agencies (cost $1,271,653)	$ 1,311,251
U.S. GOVERNMENT SECURITIES - 9.2%
	U.S. Treasury Securities - 9.2%
	U.S. Treasury Bonds - 9.2%
4,686,000	3.63%, 08/15/2043	$ 4,176,947
23,958,000	4.50%, 02/15/2044	24,089,020

The accompanying notes are an integral part of these financial statements.
37

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 9.2% - (continued)
	U.S. Treasury Securities - 9.2% - (continued)
	U.S. Treasury Bonds - 9.2% - (continued)
$ 4,786,000	4.63%, 05/15/2044		$ 4,892,190
	Total U.S. Government Securities (cost $31,697,185)		$ 33,158,157
	Total Long-Term Investments (cost $336,877,076)		$ 341,302,166
SHORT-TERM INVESTMENTS - 4.2%
	U.S. Treasury Securities - 4.2%
	U.S. Treasury Bills - 4.2%
1,569,000	4.84%, 07/10/2025(6)		$ 1,500,590
999,000	4.85%, 07/10/2025(6)		955,443
258,000	4.85%, 07/10/2025(6)		246,751
927,000	4.86%, 07/10/2025(6)		886,438
1,843,000	4.88%, 07/10/2025(6)		1,762,644
4,000	4.95%, 03/20/2025(6)		3,879
2,016,000	5.07%, 03/20/2025(6)		1,954,996
492,000	5.08%, 03/20/2025(6)		477,112
535,000	5.13%, 03/20/2025(6)		518,811
1,006,000	5.13%, 03/20/2025(6)		975,559
1,047,000	5.14%, 03/20/2025(6)		1,015,318
400,000	5.15%, 03/20/2025(6)		387,896
1,990,000	5.16%, 03/20/2025(6)		1,929,783
1,730,000	5.19%, 03/20/2025(6)		1,677,650
664,000	5.20%, 03/20/2025(6)		643,907
	Total Short-Term Investments (cost $14,922,355)		$ 14,936,777
	Total Investments (cost $351,799,431)	99.3%	$ 356,238,943
	Other Assets and Liabilities	0.7%	2,411,350
	Net Assets	100.0%	$ 358,650,293
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $6,840,595, representing 1.9% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,924,079 at July 31, 2024.
(5)	Security is a zero-coupon bond.
(6)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 9,724,762	$ —	$ 9,724,762	$ —
Municipal Bonds	297,107,996	—	297,107,996	—
U.S. Government Agencies	1,311,251	—	1,311,251	—
U.S. Government Securities	33,158,157	—	33,158,157	—
Short-Term Investments	14,936,777	—	14,936,777	—
Total	$ 356,238,943	$ —	$ 356,238,943	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
38

Hartford Sustainable Income ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.6%
	Asset-Backed - Automobile - 0.1%
$ 50,000	Exeter Automobile Receivables Trust 12.07%, 09/16/2030(1)	$ 55,825
	Commercial Mortgage-Backed Securities - 1.8%
130,000	280 Park Avenue Mortgage Trust 7.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	117,496
80,000	ARZ Trust 8.27%, 06/11/2029(1)	81,498
100,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	39,885
90,000	BPR Trust 8.34%, 10/05/2038(1)(3)	92,951
15,960	BX Trust 9.03%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	15,955
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	50,250
90,000	Commercial Mortgage Trust 3.86%, 03/10/2046(1)(3)	63,608
	DC Trust
70,000	8.48%, 04/13/2028(1)(3)	70,803
85,000	10.31%, 04/13/2028(1)(3)	85,420
215,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(3)	213,571
124,533	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	101,371
100,000	HTL Commercial Mortgage Trust 11.93%, 05/10/2039(1)(3)	100,804
		1,033,612
	Other Asset-Backed Securities - 3.9%
87,169	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	62,500
549,000	AMMC CLO 22 Ltd. 11.30%, 04/25/2031, 3 mo. USD Term SOFR + 6.01%(1)(2)	546,183
250,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.78%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	252,445
45,512	HINNT LLC 8.00%, 03/15/2043(1)	42,921
	Home RE Ltd.
150,000	9.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	157,407
165,000	10.85%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	176,677
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	129,342
250,000	Invesco U.S. CLO Ltd. 12.18%, 04/22/2037, 3 mo. USD Term SOFR + 6.90%(1)(2)	253,548
250,000	Onex CLO Subsidiary Ltd. 9.73%, 07/20/2037, 3 mo. USD Term SOFR + 4.40%(1)(2)	250,234
250,000	Symphony CLO XVIII Ltd. 8.79%, 07/23/2033, 3 mo. USD Term SOFR + 3.51%(1)(2)	243,518
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	92,024
25,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	25,684
		2,232,483
	Whole Loan Collateral CMO - 4.8%
	Federal National Mortgage Association Connecticut Avenue Securities
15,000	9.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	15,901
250,000	10.85%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	261,720
200,000	11.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	211,250
265,000	11.35%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	280,404
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.6% - (continued)
	Whole Loan Collateral CMO - 4.8% - (continued)
$ 265,000	11.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	$ 279,575
179,000	12.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	196,342
255,000	13.00%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	278,269
245,000	14.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	279,222
24,538	17.21%, 08/25/2028, 30 day USD SOFR Average + 11.86%(2)	27,924
	PRET LLC
200,000	3.97%, 09/25/2051(1)(4)	183,428
105,000	5.07%, 07/25/2051(1)(4)	97,781
100,000	5.44%, 01/25/2052(1)(4)	94,057
	PRPM LLC
200,000	3.60%, 09/25/2026(1)(3)	195,098
113,477	6.72%, 06/25/2026(1)(4)	116,139
200,000	VCAT LLC 3.97%, 09/25/2051(1)(4)	187,536
		2,704,646
	Total Asset & Commercial Mortgage-Backed Securities (cost $5,955,346)	$ 6,026,566
CONVERTIBLE BONDS - 6.3%
	Auto Manufacturers - 0.2%
90,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	$ 87,131
	Biotechnology - 0.7%
77,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	83,044
85,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	81,855
109,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	95,460
132,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	148,500
		408,859
	Commercial Services - 0.9%
200,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	189,000
	Nexi SpA
EUR 100,000	0.00%, 02/24/2028(5)(6)	92,083
100,000	1.75%, 04/24/2027(5)	100,089
	Shift4 Payments, Inc.
$ 63,000	0.00%, 12/15/2025(6)	68,103
60,000	0.50%, 08/01/2027	56,010
		505,285
	Electric - 0.1%
42,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	41,216
	Energy-Alternate Sources - 0.6%
214,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	184,773
70,000	NextEra Energy Partners LP 0.00%, 11/15/2025(1)(6)	63,945
67,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)	61,305
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	11,922
		321,945
	Entertainment - 0.1%
75,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	84,960

The accompanying notes are an integral part of these financial statements.
39

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.3% - (continued)
	Healthcare - Products - 0.5%
$ 157,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	$ 144,387
133,000	Insulet Corp. 0.38%, 09/01/2026	143,441
		287,828
	Internet - 0.7%
	Etsy, Inc.
32,000	0.13%, 10/01/2026	33,046
53,000	0.25%, 06/15/2028	42,348
104,000	Sea Ltd. 2.38%, 12/01/2025	107,796
85,000	Shopify, Inc. 0.13%, 11/01/2025	79,730
	Uber Technologies, Inc.
22,000	0.00%, 12/15/2025(6)	22,660
80,000	0.88%, 12/01/2028(1)	89,160
		374,740
	IT Services - 0.4%
95,000	Rapid7, Inc. 0.25%, 03/15/2027	84,487
59,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	80,004
40,000	Zscaler, Inc. 0.13%, 07/01/2025	51,028
		215,519
	Leisure Time - 0.1%
57,000	Carnival Corp. 5.75%, 12/01/2027	85,956
	Machinery-Diversified - 0.2%
126,000	Middleby Corp. 1.00%, 09/01/2025	142,317
	Pharmaceuticals - 0.3%
	Dexcom, Inc.
80,000	0.25%, 11/15/2025	75,078
80,000	0.38%, 05/15/2028	69,675
		144,753
	Real Estate Investment Trusts - 0.6%
133,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	175,360
	Rexford Industrial Realty LP
78,000	4.13%, 03/15/2029(1)	79,287
78,000	4.38%, 03/15/2027(1)	79,014
		333,661
	Semiconductors - 0.2%
85,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	85,272
40,000	ON Semiconductor Corp. 0.50%, 03/01/2029	41,239
		126,511
	Software - 0.7%
50,000	Bill Holdings, Inc. 0.00%, 12/01/2025(6)	46,450
99,000	Datadog, Inc. 0.13%, 06/15/2025	131,274
172,000	Dayforce, Inc. 0.25%, 03/15/2026	158,756
85,000	Health Catalyst, Inc. 2.50%, 04/15/2025	82,503
		418,983
	Total Convertible Bonds (cost $3,604,381)	$ 3,579,664
CORPORATE BONDS - 40.6%
	Advertising - 0.7%
	Clear Channel Outdoor Holdings, Inc.
22,000	7.50%, 06/01/2029(1)	$ 18,856
15,000	7.88%, 04/01/2030(1)	15,265
120,000	9.00%, 09/15/2028(1)	127,445
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	111,069
145,000	3.75%, 02/15/2028	136,557
		409,192
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Auto Manufacturers - 0.0%
$ 25,000	Ford Motor Co. 3.25%, 02/12/2032	$ 20,918
	Auto Parts & Equipment - 0.6%
20,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	20,369
EUR 300,000	Forvia SE 3.75%, 06/15/2028(5)	315,744
		336,113
	Beverages - 0.4%
$ 236,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	226,508
	Chemicals - 0.5%
80,000	Avient Corp. 7.13%, 08/01/2030(1)	82,101
EUR 100,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(5)	106,458
100,000	Olympus Water U.S. Holding Corp. 9.63%, 11/15/2028(5)	116,156
		304,715
	Commercial Banks - 5.1%
200,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(5)(7)(8)	243,009
100,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(2)(5)	116,199
300,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(5)(7)	343,231
100,000	Banco de Credito Social Cooperativo SA 5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 yr. EUR Swap + 5.42% thereafter)(5)(7)	107,870
100,000	Danske Bank AS 4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(5)(7)	111,035
	Freedom Mortgage Corp.
$ 140,000	12.00%, 10/01/2028(1)	150,678
165,000	12.25%, 10/01/2030(1)	180,886
200,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	226,393
EUR 100,000	Permanent TSB Group Holdings PLC 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 yr. EUR Swap + 3.22% thereafter)(5)(7)	104,544
	Societe Generale SA
$ 200,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(7)(8)	183,986
200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(7)(8)	211,187
EUR 200,000	Tatra Banka AS 4.97%, 04/29/2030, (4.97% fixed rate until 04/29/2029; 3 mo. EURIBOR + 2.10% thereafter)(5)(7)	221,647
	UBS Group AG
$ 200,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(5)(7)(8)	188,296

The accompanying notes are an integral part of these financial statements.
40

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Commercial Banks - 5.1% - (continued)
$ 200,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(7)(8)	$ 226,520
GBP 200,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(7)(8)	290,419
		2,905,900
	Commercial Services - 1.9%
100,000	AA Bond Co. Ltd. 7.38%, 07/31/2050(5)	134,296
	Block, Inc.
$ 20,000	2.75%, 06/01/2026	19,021
150,000	3.50%, 06/01/2031	130,140
EUR 100,000	Boels Topholding BV 5.75%, 05/15/2030(1)	109,780
100,000	Loxam SAS 6.38%, 05/31/2029(1)	112,947
200,000	PeopleCert Wisdom Issuer PLC 5.75%, 09/15/2026(5)	216,150
	United Rentals North America, Inc.
$ 29,000	3.75%, 01/15/2032	25,594
35,000	4.88%, 01/15/2028	34,178
40,000	6.13%, 03/15/2034(1)	40,210
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(5)	266,992
		1,089,308
	Construction Materials - 0.5%
100,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.38%, 12/15/2030(1)	113,140
$ 155,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	148,385
		261,525
	Diversified Financial Services - 1.3%
249,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(7)(8)	232,542
115,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	122,713
25,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	25,388
50,000	OneMain Finance Corp. 7.88%, 03/15/2030	52,125
500,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(9)(10)	15,000
300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	289,375
		737,143
	Electric - 2.9%
200,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(5)	175,476
400,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	398,050
	Clearway Energy Operating LLC
180,000	3.75%, 01/15/2032(1)	156,808
210,000	4.75%, 03/15/2028(1)	201,515
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	201,176
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(5)	192,918
350,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(5)	345,300
		1,671,243
	Energy-Alternate Sources - 2.2%
	Energo-Pro AS
215,000	8.50%, 02/04/2027(1)	215,189
200,000	11.00%, 11/02/2028(1)	213,974
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Energy-Alternate Sources - 2.2% - (continued)
$ 400,000	FS Luxembourg SARL 8.88%, 02/12/2031(1)	$ 392,522
473,200	Greenko Dutch BV 3.85%, 03/29/2026(5)	452,500
		1,274,185
	Engineering & Construction - 1.0%
EUR 100,000	Cellnex Telecom SA 1.75%, 10/23/2030(5)	97,142
GBP 100,000	Heathrow Finance PLC 3.88%, 03/01/2027(4)(5)	121,381
	IHS Holding Ltd.
$ 200,000	6.25%, 11/29/2028(1)	178,228
200,000	6.25%, 11/29/2028(5)	178,228
		574,979
	Entertainment - 0.3%
	Caesars Entertainment, Inc.
20,000	4.63%, 10/15/2029(1)	18,583
30,000	6.50%, 02/15/2032(1)	30,366
30,000	8.13%, 07/01/2027(1)	30,652
68,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)(11)	65,752
		145,353
	Environmental Control - 0.4%
	Reworld Holding Corp.
5,000	4.88%, 12/01/2029(1)	4,573
25,000	5.00%, 09/01/2030	22,631
200,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	190,184
		217,388
	Food - 0.4%
GBP 100,000	Iceland Bondco PLC 10.88%, 12/15/2027(5)	136,610
EUR 100,000	Picard Groupe SAS 6.38%, 07/01/2029(1)	110,473
		247,083
	Food Service - 0.6%
300,000	Elior Group SA 3.75%, 07/15/2026(5)	317,688
	Forest Products & Paper - 0.4%
$ 200,000	Suzano Austria GmbH 7.00%, 03/16/2047(5)	208,628
	Healthcare - Products - 0.8%
EUR 200,000	Avantor Funding, Inc. 3.88%, 07/15/2028(5)	213,294
$ 50,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)	51,373
180,000	Medline Borrower LP 3.88%, 04/01/2029(1)	167,845
		432,512
	Healthcare - Services - 0.9%
40,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	32,898
10,000	HCA, Inc. 7.50%, 11/15/2095	11,123
EUR 100,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	101,878
$ 200,000	Rede D'or Finance SARL 4.50%, 01/22/2030(5)	180,121
55,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	56,783
105,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	105,357
		488,160
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
30,000	4.25%, 02/15/2029(1)	27,607
30,000	7.50%, 11/06/2030(1)	30,450
10,000	8.50%, 06/15/2029(1)	10,251
45,000	HUB International Ltd. 7.38%, 01/31/2032(1)	46,242

The accompanying notes are an integral part of these financial statements.
41

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Insurance - 0.9% - (continued)
$ 200,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.88%, 05/23/2042, (5.88% fixed rate until 11/23/2031; 5 yr. USD CMT + 3.98% thereafter)(1)(7)	$ 201,963
200,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(5)(7)	169,592
		486,105
	Internet - 1.3%
	Cerved Group SpA
EUR 100,000	6.00%, 02/15/2029(5)	101,176
205,000	8.97%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(5)	218,503
	Gen Digital, Inc.
$ 30,000	6.75%, 09/30/2027(1)	30,509
60,000	7.13%, 09/30/2030(1)	62,024
185,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	168,171
50,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	48,224
EUR 100,000	United Group BV 6.75%, 02/15/2031(1)	113,275
		741,882
	Iron/Steel - 0.1%
$ 40,000	ATI, Inc. 7.25%, 08/15/2030	41,798
	IT Services - 0.7%
90,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	92,281
90,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	92,674
213,000	McAfee Corp. 7.38%, 02/15/2030(1)	198,713
		383,668
	Leisure Time - 0.5%
	Carnival Corp.
60,000	6.00%, 05/01/2029(1)	59,859
125,000	10.50%, 06/01/2030(1)	135,860
80,000	Royal Caribbean Cruises Ltd. 7.25%, 01/15/2030(1)	83,841
		279,560
	Media - 1.4%
20,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	14,683
75,000	Paramount Global 6.88%, 04/30/2036	72,928
120,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(9)	57,466
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(9)	155,203
GBP 100,000	Virgin Media Secured Finance PLC 4.25%, 01/15/2030(5)	110,984
$ 200,000	VTR Finance NV 6.38%, 07/15/2028(5)	181,777
EUR 210,000	Ziggo BV 2.88%, 01/15/2030(5)	206,118
		799,159
	Metal Fabricate/Hardware - 0.2%
	Advanced Drainage Systems, Inc.
$ 100,000	5.00%, 09/30/2027(1)	97,975
30,000	6.38%, 06/15/2030(1)	30,228
		128,203
	Mining - 1.6%
300,000	Constellium SE 3.75%, 04/15/2029(1)	273,727
120,000	FMG Resources August 2006 Pty. Ltd. 6.13%, 04/15/2032(1)	118,782
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Mining - 1.6% - (continued)
	WE Soda Investments Holding PLC
$ 200,000	9.38%, 02/14/2031(5)	$ 206,000
315,000	9.50%, 10/06/2028(1)	323,261
		921,770
	Multi-National - 0.3%
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(5)	88,942
MXN 2,160,000	International Bank for Reconstruction & Development 5.65%, 06/03/2027	103,876
		192,818
	Packaging & Containers - 1.0%
EUR 100,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(5)	88,894
115,000	Crown European Holdings SACA 4.50%, 01/15/2030(1)	125,365
	Owens-Brockway Glass Container, Inc.
$ 60,000	7.25%, 05/15/2031(1)	59,188
10,000	7.38%, 06/01/2032(1)	9,886
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(5)	177,166
EUR 110,000	Trivium Packaging Finance BV 3.75%, 08/15/2026(5)	117,100
		577,599
	Pharmaceuticals - 0.5%
	Prestige Brands, Inc.
$ 40,000	3.75%, 04/01/2031(1)	35,266
25,000	5.13%, 01/15/2028(1)	24,446
EUR 200,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	213,053
		272,765
	Real Estate - 2.5%
GBP 200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	198,455
EUR 100,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(5)(7)(8)	98,174
$ 200,000	CIFI Holdings Group Co. Ltd. 4.38%, 04/12/2027(5)(12)	21,000
400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(5)(12)	32,500
EUR 100,000	CPI Property Group SA 4.88%, 07/16/2025, (4.88% fixed rate until 07/16/2025; 5 yr. EUR Swap + 4.94% thereafter)(5)(7)(8)	71,851
100,000	Emeria SASU 7.75%, 03/31/2028(1)	100,048
$ 200,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	189,242
	Peach Property Finance GmbH
EUR 200,000	4.38%, 11/15/2025(5)	188,015
100,000	4.38%, 11/15/2025(1)	94,007
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	177,604
	Samhallsbyggnadsbolaget i Norden AB
EUR 100,000	2.88%, 10/30/2026 (2.88% fixed rate until 10/30/2026; thereafter)(5)(7)(8)	35,831
200,000	3.00%, 01/14/2025(4)(5)	201,011
		1,407,738
	Real Estate Investment Trusts - 2.4%
255,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(1)	287,010
	Brandywine Operating Partnership LP
$ 247,000	3.95%, 11/15/2027	226,892

The accompanying notes are an integral part of these financial statements.
42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Real Estate Investment Trusts - 2.4% - (continued)
$ 60,000	8.05%, 03/15/2028(4)	$ 63,085
130,000	8.88%, 04/12/2029	138,065
	Hudson Pacific Properties LP
60,000	4.65%, 04/01/2029	50,332
65,000	5.95%, 02/15/2028	58,388
	Piedmont Operating Partnership LP
70,000	2.75%, 04/01/2032	52,849
185,000	3.15%, 08/15/2030	152,389
130,000	6.88%, 07/15/2029	131,898
200,000	Trust Fibra Uno 6.39%, 01/15/2050(5)	162,374
35,000	WEA Finance LLC 3.50%, 06/15/2029(1)	32,004
		1,355,286
	Retail - 1.3%
GBP 100,000	B&M European Value Retail SA 4.00%, 11/15/2028(5)	118,692
$ 200,000	Jollibee Worldwide Pte. Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 yr. USD CMT + 4.78% thereafter)(5)(7)(8)	196,500
133,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	117,531
130,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	127,961
199,000	Yum! Brands, Inc. 3.63%, 03/15/2031	177,482
		738,166
	Software - 1.4%
262,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	246,950
120,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	113,919
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	154,052
15,000	3.88%, 12/01/2029(1)	13,618
70,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	62,320
EUR 125,000	TeamSystem SpA 7.19%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	135,431
$ 80,000	UKG, Inc. 6.88%, 02/01/2031(1)	82,227
		808,517
	Telecommunications - 2.2%
	Altice France SA
EUR 100,000	4.13%, 01/15/2029(5)	74,319
100,000	5.88%, 02/01/2027(5)	81,861
$ 200,000	Axian Telecom 7.38%, 02/16/2027(1)	197,800
EUR 300,000	Eolo SpA 4.88%, 10/21/2028(5)	289,489
125,000	Eutelsat SA 9.75%, 04/13/2029(1)	141,856
	Frontier Communications Holdings LLC
$ 80,000	5.00%, 05/01/2028(1)	76,929
95,000	5.88%, 10/15/2027(1)	94,096
40,000	6.75%, 05/01/2029(1)	37,801
200,000	Liquid Telecommunications Financing PLC 5.50%, 09/04/2026(5)	121,084
	Telecom Italia Capital SA
95,000	7.20%, 07/18/2036	94,441
29,000	7.72%, 06/04/2038	29,359
		1,239,035
	Transportation - 0.7%
	Rumo Luxembourg SARL
200,000	4.20%, 01/18/2032(5)	171,238
230,000	5.25%, 01/10/2028(5)	222,804
		394,042
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 40.6% - (continued)
	Water - 0.7%
	Aegea Finance SARL
$ 200,000	6.75%, 05/20/2029(1)	$ 196,523
200,000	9.00%, 01/20/2031(1)	210,987
		407,510
	Total Corporate Bonds (cost $23,321,826)	$ 23,044,162
FOREIGN GOVERNMENT OBLIGATIONS - 6.1%
	Benin - 0.3%
200,000	Benin Government International Bonds 7.96%, 02/13/2038(5)	$ 186,250
	Chile - 0.2%
CLP 130,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(5)	129,114
	Colombia - 1.0%
	Colombia Government International Bonds
EUR 100,000	3.88%, 03/22/2026	107,303
$ 440,000	5.00%, 06/15/2045	313,534
COP 580,100,000	Colombia TES 7.00%, 06/30/2032	116,601
		537,438
	Czech Republic - 0.2%
CZK 3,110,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	126,829
	Gabon - 0.3%
$ 200,000	Gabon Government International Bonds 6.95%, 06/16/2025(5)	180,224
	Hungary - 0.2%
HUF 54,210,000	Hungary Government Bonds 3.00%, 08/21/2030	126,681
	Israel - 0.3%
$ 200,000	Israel Government International Bonds 5.75%, 03/12/2054	185,448
	Ivory Coast - 0.5%
	Ivory Coast Government International Bonds
EUR 100,000	4.88%, 01/30/2032(5)	91,579
200,000	5.88%, 10/17/2031(5)	196,942
		288,521
	Mexico - 0.1%
100,000	Mexico Government International Bonds 2.13%, 10/25/2051	62,668
	North Macedonia - 0.4%
	North Macedonia Government International Bonds
100,000	3.68%, 06/03/2026(1)	105,242
100,000	3.68%, 06/03/2026(5)	105,241
		210,483
	Peru - 0.4%
$ 225,000	Fondo MIVIVIENDA SA 4.63%, 04/12/2027(1)	220,545
	Poland - 0.3%
PLN 570,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	138,837
	Romania - 0.7%
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(5)	71,057
89,000	2.88%, 04/13/2042(5)	64,728

The accompanying notes are an integral part of these financial statements.
43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.1% - (continued)
	Romania - 0.7% - (continued)
EUR 115,000	5.38%, 03/22/2031(1)	$ 125,698
135,000	5.63%, 05/30/2037(1)	142,842
		404,325
	Senegal - 0.1%
100,000	Senegal Government International Bonds 5.38%, 06/08/2037(1)	78,562
	South Africa - 0.3%
ZAR 2,755,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	142,413
	Supranational - 0.6%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	104,128
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	111,745
IDR 1,670,000,000	European Investment Bank 5.75%, 01/24/2025(5)	102,213
		318,086
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 2,905,613	4.38%, 12/15/2028(13)	75,056
1,446,233	4.38%, 12/15/2028(13)	37,358
885,000	8.50%, 03/15/2028(5)	21,481
		133,895
	Total Foreign Government Obligations (cost $3,838,684)	$ 3,470,319
SENIOR FLOATING RATE INTERESTS - 11.1%(14)
	Commercial Services - 2.0%
$ 218,081	APX Group, Inc. 8.30%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	$ 218,354
EUR 200,000	Boels Topholding BV 6.56%, 05/23/2031, 3 mo. EURIBOR + 3.00%	216,745
250,000	Techem Verwaltungsgesellschaft 675 GmbH 7.37%, 07/15/2029, 1 mo. EURIBOR + 3.75%	270,931
$ 192,663	Trans Union LLC 7.10%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	192,513
EUR 200,000	Verisure Holding AB 6.72%, 03/27/2028, 3 mo. EURIBOR + 3.00%	216,331
		1,114,874
	Construction Materials - 0.1%
$ 80,440	Emerald Borrower LP 7.84%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	80,430
	Distribution/Wholesale - 0.3%
194,175	American Builders & Contractors Supply Co., Inc. 7.34%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	194,880
	Environmental Control - 0.7%
393,979	Clean Harbors, Inc. 7.21%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	395,705
	Food - 0.2%
104,217	U.S. Foods, Inc. 7.34%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	104,645
	Healthcare - Products - 1.4%
95,558	Avantor Funding, Inc. 7.44%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	96,102
99,250	Bausch & Lomb Corp. 9.34%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	98,506
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Healthcare - Products - 1.4% - (continued)
	Insulet Corp.
$ 100,000	7.84%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	$ 99,750
197,455	8.34%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	197,603
	Medline Borrower LP
100,000	7.59%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	100,078
178,986	8.09%, 10/23/2028, 1 mo. USD Term SOFR + 2.50%	179,512
		771,551
	Healthcare - Services - 0.3%
145,489	Catalent Pharma Solutions, Inc. 7.46%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	145,307
	Home Builders - 0.2%
112,427	Installed Building Products, Inc. 7.34%, 03/28/2031, 1 mo. USD Term SOFR + 2.00%	112,954
	Insurance - 0.8%
197,995	Asurion LLC 9.69%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	197,076
232,014	HUB International Ltd. 8.53%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	232,247
		429,323
	Internet - 0.6%
141,298	Go Daddy Operating Co. LLC 7.34%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	141,537
170,635	Proofpoint, Inc. 8.34%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	171,100
		312,637
	IT Services - 0.6%
152,288	McAfee LLC 8.59%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	151,954
168,716	Surf Holdings LLC 8.96%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	169,201
		321,155
	Leisure Time - 0.3%
193,269	Hayward Industries, Inc. 8.09%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	193,365
	Packaging & Containers - 1.1%
313,600	Clydesdale Acquisition Holdings, Inc. 9.02%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	313,679
294,527	Proampac PG Borrower LLC 9.31%, 09/15/2028, 3 mo. USD Term SOFR + 4.00%	295,263
		608,942
	Pharmaceuticals - 1.1%
EUR 159,911	Grifols SA 5.89%, 11/15/2027, 3 mo. EURIBOR + 2.25%	166,244
290,000	IVC Acquisition Ltd. 8.80%, 12/12/2028, 6 mo. EURIBOR + 5.00%	314,286
$ 136,483	Packaging Coordinators Midco, Inc. 8.58%, 11/30/2027, 3 mo. USD Term SOFR + 3.25%	136,918
		617,448

The accompanying notes are an integral part of these financial statements.
44

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.1%(14) - (continued)
	Retail - 0.4%
$ 243,120	LBM Acquisition LLC 9.14%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	$ 234,064
	Semiconductors - 0.2%
132,733	MKS Instruments, Inc. 7.60%, 08/17/2029, 1 mo. USD Term SOFR + 2.25%	133,149
	Software - 0.5%
99,500	Severin Acquisition LLC 8.25%, 08/01/2027, 3 mo. USD Term SOFR + 3.00%	99,671
193,996	Zelis Payments Buyer, Inc. 8.09%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	194,157
		293,828
	Telecommunications - 0.0%
141,131	Xplornet Communications, Inc. 0.00%, 10/02/2028, 1 mo. USD Term SOFR + 4.00%(12)	26,544
	Transportation - 0.3%
185,681	First Student Bidco, Inc. 8.60%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	186,041
	Total Senior Floating Rate Interests (cost $6,409,530)	$ 6,276,842
U.S. GOVERNMENT AGENCIES - 9.2%
	Mortgage-Backed Agencies - 9.2%
	Federal Home Loan Mortgage Corp. - 1.6%
310,148	5.00%, 09/01/2052	$ 305,353
55,000	8.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	57,024
15,000	9.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	15,479
65,000	12.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	69,852
175,000	13.06%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	207,156
255,000	13.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	276,525
		931,389
	Federal National Mortgage Association - 0.5%
305,128	5.00%, 09/01/2052	300,411
	Uniform Mortgage-Backed Security - 7.1%
2,410,000	4.50%, 08/01/2054(15)	2,313,792
1,671,000	6.00%, 08/01/2054(15)	1,692,926
		4,006,718
	Total U.S. Government Agencies (cost $5,190,236)	$ 5,238,518
U.S. GOVERNMENT SECURITIES - 19.6%
	U.S. Treasury Securities - 19.6%
	U.S. Treasury Bonds - 7.9%
390,000	2.25%, 08/15/2046	$ 267,729
1,690,000	2.50%, 05/15/2046(16)	1,222,609
1,925,000	3.38%, 11/15/2048	1,605,871
470,000	3.63%, 08/15/2043	418,943
525,000	3.63%, 05/15/2053	459,272
575,000	3.88%, 02/15/2043	533,627
		4,508,051
	U.S. Treasury Inflation-Indexed Bonds - 1.4%
757,355	0.25%, 02/15/2050(13)	476,687
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.6% - (continued)
	U.S. Treasury Securities - 19.6% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 1.4% - (continued)
$ 102,448	0.63%, 02/15/2043(13)	$ 78,830
226,722	0.75%, 02/15/2045(13)	174,242
80,851	1.38%, 02/15/2044(13)	70,934
		800,693
	U.S. Treasury Inflation-Indexed Notes - 2.9%
1,660,214	1.75%, 01/15/2034(13)	1,636,430
	U.S. Treasury Notes - 7.4%
936,000	1.88%, 02/15/2032	804,083
2,065,000	3.50%, 02/15/2033(16)(17)	1,977,318
650,000	3.88%, 11/30/2027	645,303
750,000	4.13%, 07/31/2028	751,875
		4,178,579
	Total U.S. Government Securities (cost $11,667,704)	$ 11,123,753
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$ 5,759
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	4,098
	Total Common Stocks (cost $12,865)	$ 9,857
PREFERRED STOCKS - 0.2%
	Utilities - 0.2%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%	$ 46,324
1,000	NextEra Energy, Inc. (Preference Shares), 7.30%*	52,050
	Total Preferred Stocks (cost $99,889)	$ 98,374
WARRANTS - 0.0%
	Energy - 0.0%
1,500	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(10)(18)	$ —
	Total Warrants (cost $—)	$ —
	Total Long-Term Investments (cost $60,100,461)	$ 58,868,055
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
158,947	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $158,971; collateralized by U.S. Treasury Note at 4.88%, maturing 05/31/2026, with a market value of $162,277	$ 158,947
	Securities Lending Collateral - 0.1%
9,925	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(19)	9,925
33,081	HSBC U.S. Government Money Market Fund, Institutional Class, 5.24%(19)	33,081

The accompanying notes are an integral part of these financial statements.
45

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
9,924	Invesco Government & Agency Portfolio, Institutional Class, 5.22%(19)		$ 9,924
9,924	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.21%(19)		9,924
			62,854
	Total Short-Term Investments (cost $221,801)		$ 221,801
	Total Investments (cost $60,322,262)	104.1%	$ 59,089,856
	Other Assets and Liabilities	(4.1)%	(2,328,904)
	Net Assets	100.0%	$ 56,760,952
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $19,193,953, representing 33.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $11,287,458, representing 19.9% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Investment valued using significant unobservable inputs.
(11)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2024.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $753,025.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $430,893.
(18)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	1,500	$ —	$ —

(19)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	12	09/18/2024	$ 1,067,922	$ 23,160
The accompanying notes are an integral part of these financial statements.
46

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Futures Contracts Outstanding at July 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 5-Year Note Future	47	09/30/2024	$ 5,070,859	$ 89,593
U.S. Treasury 10-Year Note Future	81	09/19/2024	9,056,813	187,807
U.S. Treasury 10-Year Ultra Future	2	09/19/2024	231,156	2,760
U.S. Treasury Ultra Bond Future	4	09/19/2024	511,875	(3,131)
Total				$ 300,189
Short position contracts:
Euro BUXL 30-Year Bond Future	(1)	09/06/2024	$ (145,802)	$ (7,187)
Euro-BOBL Future	(33)	09/06/2024	(4,196,200)	(71,963)
Euro-BUND Future	(7)	09/06/2024	(1,012,965)	(9,648)
Euro-Schatz Future	(6)	09/06/2024	(688,703)	(5,394)
Long Gilt Future	(1)	09/26/2024	(127,443)	(2,865)
U.S. Treasury 2-Year Note Future	(36)	09/30/2024	(7,393,219)	(2,319)
U.S. Treasury Long Bond Future	(2)	09/19/2024	(241,562)	(7,566)
Total				$ (106,942)
Total futures contracts				$ 193,247

OTC Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	CBK	USD	330,000	3.00%	04/17/2065	Monthly	$ —	$ (55,898)	$ (50,896)	$ 5,002
CMBX.NA.BBB-.16	MSC	USD	80,000	3.00%	04/17/2065	Monthly	—	(13,750)	(12,338)	1,412
CMBX.NA.BBB-.16	CBK	USD	80,000	3.00%	04/17/2065	Monthly	—	(12,382)	(12,378)	4
CMBX.NA.BBB-.16	MSC	USD	65,000	3.00%	04/17/2065	Monthly	—	(9,707)	(10,057)	(350)
CMBX.NA.BBB-.16	MSC	USD	70,000	3.00%	04/17/2065	Monthly	—	(10,452)	(10,831)	(379)
CMBX.NA.BBB-.16	MSC	USD	65,000	3.00%	04/17/2065	Monthly	—	(9,587)	(10,058)	(471)
Total OTC credit default swap contracts							$ —	$ (111,776)	$ (106,558)	$ 5,218

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	800,343	(1.00%)	06/20/2029	Quarterly	$ 21,026	$ —	$ 21,969	$ 943
Sell protection:
CDX.NA.HY.S42.V1	USD	2,340,000	5.00%	06/20/2029	Quarterly	$ 154,629	$ —	$ 175,283	$ 20,654
ITRAXX-XOVER S41.V1	EUR	1,930,000	5.00%	06/20/2029	Quarterly	176,019	—	189,710	13,691
Total						$ 330,648	$ —	$ 364,993	$ 34,345
Credit default swaps on single-name issues:
Buy protection:
HSBC Holdings PLC	EUR	100,000	(1.00%)	06/20/2029	Quarterly	$ —	$ (736)	$ (1,043)	$ (307)
Total						$ —	$ (736)	$ (1,043)	$ (307)
Total centrally cleared credit default swap contracts						$ 351,674	$ (736)	$ 385,919	$ 34,981

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
47

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.65% Fixed	12 Mo. USD SOFR	USD	80,000	06/12/2035	Annual	$ —	$ —	$ (540)	$ (540)
3.65% Fixed	12 Mo. USD SOFR	USD	90,000	06/12/2035	Annual	—	—	(550)	(550)
3.66% Fixed	12 Mo. USD SOFR	USD	165,000	06/12/2035	Annual	—	(11)	(1,148)	(1,137)
3.67% Fixed	12 Mo. USD SOFR	USD	165,000	06/12/2035	Annual	—	—	(1,341)	(1,341)
3.74% Fixed	12 Mo. USD SOFR	USD	110,000	06/12/2035	Annual	—	—	(1,528)	(1,528)
3.88% Fixed	12 Mo. USD SOFR	USD	70,000	06/12/2035	Annual	—	—	(1,735)	(1,735)
3.87% Fixed	12 Mo. USD SOFR	USD	220,000	06/12/2035	Annual	—	—	(5,362)	(5,362)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	862	—	33,604	32,742
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,108	—	25,886	23,778
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,260)	7,915	9,175
3.59% Fixed	12 Mo. USD SOFR	USD	390,000	09/20/2053	Annual	1,709	—	5,862	4,153
Total centrally cleared interest rate swaps contracts						$ 4,679	$ (1,271)	$ 61,063	$ 57,655

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,800	EUR	7,375	USD	JPM	08/30/2024	$ (6)
92,000	EUR	98,954	USD	CBK	09/18/2024	829
147,000	EUR	159,323	USD	CIB	09/18/2024	112
59,100,000	KZT	128,414	USD	GSC	09/18/2024	(4,758)
166,301	USD	250,000	AUD	SSG	09/18/2024	2,847
2,171	USD	3,000	CAD	RBC	08/30/2024	(3)
164,025	USD	225,000	CAD	CBK	09/18/2024	919
6,301,082	USD	5,798,800	EUR	DEUT	08/30/2024	16,870
42,254	USD	39,000	EUR	GSC	08/30/2024	(10)
22,916	USD	21,000	EUR	CIB	09/18/2024	140
9,678	USD	9,000	EUR	CBK	09/18/2024	(83)
168,187	USD	156,000	EUR	SSG	09/18/2024	(1,009)
634,457	USD	587,000	EUR	NWM	09/18/2024	(2,202)
2,811,389	USD	2,616,000	EUR	DEUT	09/18/2024	(25,915)
1,005,346	USD	781,120	GBP	BCLY	08/30/2024	1,723
24,412	USD	19,000	GBP	GSC	08/30/2024	—
11,678	USD	9,000	GBP	UBS	09/18/2024	113
417,706	USD	328,000	GBP	SCB	09/18/2024	(3,781)
16,384	USD	2,600,000	JPY	CBK	09/18/2024	(1,023)
332,708	USD	51,600,000	JPY	MSC	09/18/2024	(12,753)
Total foreign currency contracts						$ (27,990)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
48

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
July 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 6,026,566	$ —	$ 6,026,566	$ —
Convertible Bonds	3,579,664	—	3,579,664	—
Corporate Bonds	23,044,162	—	23,029,162	15,000
Foreign Government Obligations	3,470,319	—	3,470,319	—
Senior Floating Rate Interests	6,276,842	—	6,276,842	—
U.S. Government Agencies	5,238,518	—	5,238,518	—
U.S. Government Securities	11,123,753	—	11,123,753	—
Common Stocks
Automobiles & Components	5,759	5,759	—	—
Health Care Equipment & Services	4,098	4,098	—	—
Preferred Stocks	98,374	98,374	—	—
Warrants	—	—	—	—
Short-Term Investments	221,801	62,854	158,947	—
Foreign Currency Contracts(2)	23,553	—	23,553	—
Futures Contracts(2)	303,320	303,320	—	—
Swaps - Credit Default(2)	41,706	—	41,706	—
Swaps - Interest Rate(2)	69,848	—	69,848	—
Total	$ 59,528,283	$ 474,405	$ 59,038,878	$ 15,000
Liabilities
Foreign Currency Contracts(2)	$ (51,543)	$ —	$ (51,543)	$ —
Futures Contracts(2)	(110,073)	(110,073)	—	—
Swaps - Interest Rate(2)	(12,193)	—	(12,193)	—
Swaps - Credit Default(2)	(1,507)	—	(1,507)	—
Total	$ (175,316)	$ (110,073)	$ (65,243)	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended July 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.
49

Hartford Total Return Bond ETF
Schedule of Investments
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9%
	Asset-Backed - Automobile - 2.3%
$ 875,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 877,273
1,077,750	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	1,076,785
	Avis Budget Rental Car Funding AESOP LLC
1,535,000	5.36%, 06/20/2030(1)	1,553,458
540,000	5.58%, 12/20/2030(1)	543,355
1,065,000	5.90%, 08/21/2028(1)	1,087,622
	Bridgecrest Lending Auto Securitization Trust
1,565,000	5.43%, 08/15/2028	1,566,172
1,400,000	6.80%, 08/15/2029	1,424,482
1,095,920	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,100,442
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	959,001
922,220	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	922,922
1,250,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,261,306
	DT Auto Owner Trust
660,000	5.41%, 02/15/2029(1)	658,017
1,065,000	6.07%, 03/15/2028(1)	1,072,154
	Enterprise Fleet Financing LLC
500,000	5.16%, 09/20/2030(1)	505,400
885,000	5.42%, 10/22/2029(1)	891,604
401,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	401,588
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	308,073
830,000	5.21%, 05/15/2028(1)	826,389
958,000	5.64%, 07/16/2029(1)	962,758
455,000	GM Financial Consumer Automobile Receivables Trust 5.16%, 08/16/2029	458,554
2,705,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	2,736,881
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,657,248
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,837,880
	Prestige Auto Receivables Trust
1,440,000	5.71%, 05/15/2028(1)	1,443,264
1,365,000	6.55%, 07/17/2028(1)	1,368,506
250,000	Santander Bank Auto Credit-Linked Notes 5.64%, 12/15/2033(1)	251,670
	Santander Drive Auto Receivables Trust
650,000	4.98%, 02/15/2028	646,993
965,000	5.24%, 05/15/2028	961,996
1,310,000	5.61%, 07/17/2028	1,315,351
1,400,000	5.77%, 12/15/2028	1,416,862
450,000	5.98%, 04/16/2029	458,472
935,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	938,751
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	364,969
625,000	5.71%, 01/22/2030(1)	638,083
	Tricolor Auto Securitization Trust
74,979	6.48%, 08/17/2026(1)	74,983
885,495	6.61%, 10/15/2027(1)	888,399
	Westlake Automobile Receivables Trust
150,507	1.65%, 02/17/2026(1)	149,912
355,000	5.41%, 01/18/2028(1)	354,393
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Asset-Backed - Automobile - 2.3% - (continued)
$ 2,070,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	$ 2,097,055
595,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	596,415
		38,655,438
	Asset-Backed - Manufactured Housing - 0.0%
399,259	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	349,238
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
507,958	0.97%, 12/16/2069(1)	441,499
964,632	1.11%, 02/18/2070(1)	831,851
1,216,216	5.51%, 10/15/2071(1)	1,230,305
		2,503,655
	Commercial Mortgage-Backed Securities - 4.6%
1,549,000	280 Park Avenue Mortgage Trust 7.75%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,400,009
1,420,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	1,439,626
810,000	ARZ Trust 6.07%, 06/11/2029(1)	823,094
1,730,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,609,500
	BBCMS Mortgage Trust
10,322,227	1.01%, 05/15/2057(3)(4)	804,116
6,351,379	1.63%, 02/15/2057(3)(4)	675,990
530,000	3.66%, 04/15/2055(4)	480,757
2,445,000	5.83%, 05/15/2057	2,591,320
	Benchmark Mortgage Trust
18,710,977	0.45%, 07/15/2051(3)(4)	253,040
12,509,569	0.46%, 01/15/2055(1)(3)(4)	230,057
7,962,130	0.52%, 01/15/2051(3)(4)	112,241
12,463,105	0.57%, 07/15/2056(3)(4)	496,538
4,236,019	1.17%, 12/15/2056(3)(4)	276,887
7,431,290	1.22%, 03/15/2062(3)(4)	348,540
3,628,936	1.51%, 01/15/2054(3)(4)	267,468
1,796,476	1.78%, 07/15/2053(3)(4)	103,959
2,200,000	3.88%, 02/15/2051(4)	2,082,900
	BMO Mortgage Trust
9,764,000	1.08%, 07/15/2057(3)(4)	670,321
3,607,000	5.76%, 07/15/2057	3,777,734
	BPR Trust
3,055,000	7.62%, 10/05/2038(1)(4)	3,162,696
1,180,000	8.56%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	1,177,924
	BX Trust
580,000	7.40%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(2)	577,100
2,350,080	7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	2,351,534
273,000	8.37%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	272,659
785,000	CAMB Commercial Mortgage Trust 8.18%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	780,885
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,429,700
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	238,073
597,632	1.69%, 07/15/2060(1)	570,412
193,202	1.98%, 03/15/2061(1)	174,451
832,642	1.99%, 07/15/2060(1)	733,143
384,012	5.97%, 08/15/2062(1)	381,484

The accompanying notes are an integral part of these financial statements.
50

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
$ 766,000	Citigroup Commercial Mortgage Trust 4.01%, 11/15/2049(4)	$ 605,975
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	356,722
700,000	3.18%, 02/10/2035(1)	658,461
1,470,000	3.61%, 08/10/2049(1)(4)	1,451,205
395,000	3.90%, 01/10/2039(1)(4)	350,568
2,240,000	7.23%, 08/10/2044(1)(4)	2,268,931
11,752,376	CSAIL Commercial Mortgage Trust 0.70%, 06/15/2057(3)(4)	18,088
	DBJPM Mortgage Trust
3,883,529	1.70%, 09/15/2053(3)(4)	192,983
2,660,000	2.89%, 08/10/2049	2,520,908
	DC Trust
645,000	5.73%, 04/13/2028(1)(4)	646,658
320,000	7.04%, 04/13/2028(1)(4)	324,856
2,570,000	FS Commercial Mortgage Trust 7.54%, 11/10/2039(1)(4)	2,679,300
3,290,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(4)	3,261,508
	GS Mortgage Securities Trust
6,513,616	0.66%, 02/13/2053(3)(4)	173,290
2,000,000	3.05%, 05/10/2049	1,924,128
2,440,000	3.43%, 08/10/2050	2,300,524
890,000	3.63%, 11/10/2047	884,557
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(4)	917,266
500,000	7.09%, 05/10/2039(1)(4)	504,579
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	366,358
35,710	JPMBB Commercial Mortgage Securities Trust 3.93%, 09/15/2047	35,616
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,960,983
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,399,068
3,668,878	Morgan Stanley Capital I Trust 1.30%, 06/15/2050(3)(4)	87,268
1,976,058	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(4)	127,198
3,580,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	3,236,289
1,450,000	NJ Trust 6.48%, 01/06/2029(1)(4)	1,507,210
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,540,908
2,680,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(4)	2,798,923
	Wells Fargo NA
11,276,683	0.42%, 02/15/2055(3)(4)	290,218
5,690,658	0.59%, 11/15/2062(3)(4)	149,621
13,919,502	0.63%, 11/15/2062(3)(4)	409,164
15,333,965	0.69%, 02/15/2061(3)(4)	310,982
5,733,886	0.71%, 11/15/2050(3)(4)	110,363
3,484,685	0.75%, 11/15/2054(3)(4)	70,016
9,839,838	0.82%, 06/15/2057(3)(4)	605,278
3,421,483	0.88%, 05/15/2062(3)(4)	116,353
10,534,290	0.88%, 01/15/2063(3)(4)	388,982
8,985,410	0.99%, 02/15/2056(3)(4)	544,670
2,540,548	1.00%, 12/15/2056(3)(4)	94,598
7,117,177	1.76%, 03/15/2063(3)(4)	594,775
1,790,000	3.44%, 09/15/2060	1,703,465
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Commercial Mortgage-Backed Securities - 4.6% - (continued)
$ 3,755,000	5.72%, 06/15/2057	$ 3,938,470
1,025,000	WFRBS Commercial Mortgage Trust 3.61%, 11/15/2047	1,019,158
		76,740,599
	Other Asset-Backed Securities - 5.5%
115,565	AASET Trust 3.35%, 01/16/2040(1)	109,500
	Affirm Asset Securitization Trust
1,035,000	5.61%, 02/15/2029(1)	1,038,017
895,000	6.61%, 01/18/2028(1)	898,184
970,000	Aligned Data Centers Issuer LLC 1.94%, 08/15/2046(1)	903,492
3,625,000	AMSR Trust 2.12%, 12/17/2038(1)	3,381,100
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	508,323
2,795,000	Ares XLIII CLO Ltd. 7.26%, 07/15/2034, 3 mo. USD Term SOFR + 1.96%(1)(2)	2,802,650
1,260,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	1,272,055
2,085,000	Barings CLO Ltd. 7.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,100,769
1,300,000	Benefit Street Partners CLO XXXI Ltd. 7.63%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,307,814
68,257	BHG Securitization Trust 0.90%, 10/17/2034(1)	67,334
1,440,000	BlueMountain CLO XXIV Ltd. 6.64%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,439,734
3,730,000	CBAM Ltd. 7.40%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(2)	3,744,073
337,279	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	332,193
400,000	CNH Equipment Trust 4.77%, 10/15/2030	398,764
1,441,589	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,447,074
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	768,724
	Domino's Pizza Master Issuer LLC
4,554,218	2.66%, 04/25/2051(1)	4,103,182
667,200	3.67%, 10/25/2049(1)	618,533
47,375	4.12%, 07/25/2048(1)	46,479
2,070,000	Elmwood CLO 19 Ltd. 7.69%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	2,101,946
1,215,000	Elmwood CLO 23 Ltd. 7.54%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,221,075
	FirstKey Homes Trust
1,974,840	1.38%, 09/17/2038(1)	1,824,770
1,522,168	2.14%, 12/17/2038(1)	1,420,031
668,339	4.15%, 05/19/2039(1)	651,116
2,481,773	4.25%, 07/17/2039(1)	2,425,015
950,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 7.68%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	965,274
1,160,000	Golub Capital Partners CLO 68B Ltd. 8.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,180,400
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	452,556
780,000	Invesco U.S. CLO Ltd. 7.58%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	782,633
1,455,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,457,746
1,300,000	MF1 Ltd. 7.09%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	1,277,961

The accompanying notes are an integral part of these financial statements.
51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Other Asset-Backed Securities - 5.5% - (continued)
$ 96,217	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	$ 93,294
4,400,000	OCP CLO Ltd. 6.81%, 04/18/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	4,417,173
1,695,000	Octagon 61 Ltd. 7.63%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	1,700,929
	Progress Residential Trust
1,705,993	1.51%, 10/17/2038(1)	1,580,495
627,169	3.20%, 04/17/2039(1)	596,798
1,739,766	4.44%, 05/17/2041(1)	1,697,307
446,291	4.45%, 06/17/2039(1)	439,199
749,727	4.75%, 10/27/2039(1)	739,755
2,010,000	RR 1 LLC 6.71%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(2)	2,014,215
2,950,000	RR 23 Ltd. 7.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	2,969,181
1,185,000	RR 26 Ltd. 7.55%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,187,622
153,327	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	140,713
	SCF Equipment Leasing LLC
955,000	5.56%, 04/20/2032(1)	973,738
1,667,102	6.56%, 01/22/2030(1)	1,682,180
136,279	Sound Point CLO II Ltd. 6.61%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	136,331
2,270,000	Sound Point CLO XXIX Ltd. 6.62%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	2,270,831
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	296,855
1,480,000	5.90%, 07/25/2048(1)	1,494,775
855,000	5.90%, 03/25/2049(1)	868,443
2,510,000	Subway Funding LLC 6.03%, 07/30/2054(1)	2,561,065
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	466,648
837,886	Sunnova Hestia II Issuer LLC 5.63%, 07/20/2051(1)	848,525
2,590,000	Symphony CLO XXV Ltd. 6.52%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,578,671
1,445,000	Texas Debt Capital CLO Ltd. 7.58%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,450,151
640,000	Tricon Residential Trust 4.75%, 06/17/2040(1)	632,196
1,115,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	1,065,270
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,705,347
1,865,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	1,882,184
2,270,000	Venture 42 CLO Ltd. 6.69%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,269,716
915,000	Venture 43 CLO Ltd. 6.80%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	916,081
1,817,673	Wellfleet CLO X Ltd. 6.71%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,821,810
	Wendy's Funding LLC
2,094,609	2.37%, 06/15/2051(1)	1,842,598
3,224,271	2.78%, 06/15/2051(1)	2,743,386
1,062,991	3.88%, 03/15/2048(1)	1,010,629
674,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	621,483
		92,764,111
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Whole Loan Collateral CMO - 6.4%
$ 902,587	510 Asset-Backed Trust 5.24%, 06/25/2061(1)(5)	$ 888,297
309,502	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	302,748
	Angel Oak Mortgage Trust
439,661	0.91%, 01/25/2066(1)(4)	377,120
1,093,063	0.95%, 07/25/2066(1)(4)	923,050
240,571	0.99%, 04/25/2053(1)(4)	223,636
419,864	0.99%, 04/25/2066(1)(4)	360,002
1,709,127	1.07%, 05/25/2066(1)(4)	1,442,277
445,580	1.24%, 01/20/2065(1)(4)	368,699
2,044,999	1.46%, 09/25/2066(1)(4)	1,671,923
811,885	1.82%, 11/25/2066(1)(4)	707,714
3,749,282	2.88%, 12/25/2066(1)(5)	3,439,839
33,613	Bear Stearns ARM Trust 6.52%, 08/25/2035(4)	32,278
529,034	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	464,414
	BRAVO Residential Funding Trust
265,728	0.94%, 02/25/2049(1)(4)	236,590
215,971	0.97%, 03/25/2060(1)(4)	202,338
2,189,415	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(4)	2,079,018
48,721	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(4)	47,090
	COLT Mortgage Loan Trust
188,647	0.80%, 07/27/2054(1)	165,170
710,167	0.91%, 06/25/2066(1)(4)	597,566
3,405,051	0.96%, 09/27/2066(1)(4)	2,769,280
881,766	1.34%, 08/25/2066(1)(4)	733,606
2,084,637	1.40%, 10/25/2066(1)(4)	1,724,070
2,194,622	2.28%, 12/27/2066(1)(4)	1,937,594
367,100	4.30%, 03/25/2067(1)(4)	359,872
	CSMC Trust
182,961	0.81%, 05/25/2065(1)(4)	162,080
505,654	0.83%, 03/25/2056(1)(4)	412,605
662,646	0.94%, 05/25/2066(1)(4)	541,565
1,057,816	1.10%, 05/25/2066(1)(4)	895,425
859,388	1.18%, 02/25/2066(1)(4)	748,886
875,019	1.84%, 10/25/2066(1)(4)	762,657
2,501,681	2.27%, 11/25/2066(1)(4)	2,234,901
445,872	4.06%, 12/27/2060(1)(4)	440,523
290,955	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	253,538
	Ellington Financial Mortgage Trust
104,376	0.80%, 02/25/2066(1)(4)	88,373
302,757	0.93%, 06/25/2066(1)(4)	250,450
2,299,990	2.21%, 01/25/2067(1)(4)	1,975,585
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
599,663	2.50%, 08/25/2059	499,918
263,970	3.50%, 08/25/2057(4)	250,087
474,684	3.50%, 11/25/2057	434,524
1,266,540	3.50%, 07/25/2058	1,146,842
480,203	3.50%, 08/25/2058	441,453
1,715,379	3.50%, 10/25/2058	1,543,748
	Federal National Mortgage Association Connecticut Avenue Securities
430,000	7.15%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	433,440
615,000	7.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	618,744
74,311	7.61%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	75,599

The accompanying notes are an integral part of these financial statements.
52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Whole Loan Collateral CMO - 6.4% - (continued)
$ 69,386	7.66%, 08/25/2030, 30 day USD SOFR Average + 2.31%(2)	$ 70,644
85,986	7.81%, 01/25/2031, 30 day USD SOFR Average + 2.46%(2)	87,920
520,000	7.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	531,322
1,585,000	8.05%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	1,655,707
555,800	8.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	572,609
792,000	8.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	837,785
1,309,000	8.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,354,323
3,085,000	8.60%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	3,239,558
276,269	9.01%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	285,679
231,334	9.81%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	243,745
2,955,000	9.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,112,556
	GCAT Trust
504,774	0.87%, 01/25/2066(1)(4)	419,118
605,689	1.04%, 05/25/2066(1)(4)	502,493
818,820	1.09%, 05/25/2066(1)(4)	684,475
1,188,598	1.09%, 08/25/2066(1)(4)	976,639
591,355	1.92%, 08/25/2066(1)(4)	538,929
	Imperial Fund Mortgage Trust
658,914	1.07%, 09/25/2056(1)(4)	545,091
2,436,947	3.64%, 03/25/2067(1)(5)	2,259,955
	Legacy Mortgage Asset Trust
319,148	1.65%, 11/25/2060(1)(5)	309,326
424,045	4.75%, 04/25/2061(1)(5)	414,494
601,333	4.75%, 07/25/2061(1)(5)	585,788
479,956	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	456,563
	MFA Trust
60,818	1.01%, 01/26/2065(1)(4)	56,101
474,767	1.03%, 11/25/2064(1)(4)	414,008
303,787	1.15%, 04/25/2065(1)(4)	273,762
4,870	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(4)	4,815
	New Residential Mortgage Loan Trust
381,223	0.94%, 07/25/2055(1)(4)	337,462
238,996	0.94%, 10/25/2058(1)(4)	220,000
2,492,499	1.16%, 11/27/2056(1)(4)	2,121,937
2,232,025	2.28%, 04/25/2061(1)(4)	1,935,987
401,176	3.50%, 12/25/2057(1)(4)	383,292
319,430	3.82%, 09/25/2057(1)(4)	298,795
249,564	4.00%, 04/25/2057(1)(4)	237,490
263,218	4.00%, 08/27/2057(1)(4)	252,142
108,822	6.21%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	106,401
1,285,151	NMLT Trust 1.19%, 05/25/2056(1)(4)	1,079,133
	OBX Trust
849,802	1.05%, 07/25/2061(1)(4)	675,024
786,011	1.07%, 02/25/2066(1)(4)	685,416
1,984,420	2.31%, 11/25/2061(1)(4)	1,740,436
	PRET LLC
579,951	1.74%, 07/25/2051(1)(5)	559,581
618,316	4.87%, 07/25/2051(1)(5)	595,322
4,429,209	7.52%, 04/27/2054(1)(5)	4,464,730
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.9% - (continued)
	Whole Loan Collateral CMO - 6.4% - (continued)
$ 689,991	Pretium Mortgage Credit Partners I LLC 4.99%, 06/27/2060(1)(5)	$ 672,615
1,106,175	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	1,084,153
	PRPM LLC
296,090	1.32%, 07/25/2051(1)(5)	269,176
1,349,673	2.36%, 10/25/2026(1)(5)	1,318,612
646,585	2.49%, 10/25/2026(1)(5)	633,412
810,388	4.79%, 06/25/2026(1)(5)	796,947
661,206	4.79%, 07/25/2026(1)(5)	636,882
1,180,688	4.87%, 04/25/2026(1)(5)	1,153,469
164,490	5.36%, 11/25/2025(1)(5)	163,967
183,415	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	171,766
1,191,615	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	982,876
1,532,954	STAR Trust 1.22%, 05/25/2065(1)(4)	1,391,589
	Starwood Mortgage Residential Trust
202,695	0.94%, 05/25/2065(1)(4)	184,833
981,954	1.13%, 06/25/2056(1)(4)	826,695
1,348,728	1.92%, 11/25/2066(1)(4)	1,164,918
	Towd Point Mortgage Trust
658,118	1.75%, 10/25/2060(1)	589,691
696,760	2.90%, 10/25/2059(1)(4)	656,820
1,988,240	2.92%, 11/30/2060(1)(4)	1,658,170
442,930	3.25%, 03/25/2058(1)(4)	431,723
53,523	3.25%, 07/25/2058(1)(4)	52,075
35,970	3.75%, 05/25/2058(1)(4)	35,023
488,313	TRK Trust 1.15%, 07/25/2056(1)(4)	424,576
	VCAT LLC
2,565,039	1.87%, 08/25/2051(1)(5)	2,497,673
40,279	4.74%, 05/25/2051(1)(5)	39,207
70,710	5.12%, 03/27/2051(1)(5)	70,396
	Verus Securitization Trust
113,668	0.82%, 10/25/2063(1)(4)	105,778
360,799	0.92%, 02/25/2064(1)(4)	326,408
1,871,680	0.94%, 07/25/2066(1)(4)	1,517,523
4,322,572	1.01%, 09/25/2066(1)(4)	3,622,899
312,105	1.03%, 02/25/2066(1)(4)	275,721
899,181	1.82%, 11/25/2066(1)(4)	800,253
1,839,703	1.83%, 10/25/2066(1)(5)	1,623,508
1,512,947	2.72%, 01/25/2067(1)(5)	1,383,117
2,533,590	3.80%, 04/25/2067(1)(5)	2,407,820
1,284,444	4.13%, 02/25/2067(1)(5)	1,212,526
354,543	VOLT C LLC 4.99%, 05/25/2051(1)(5)	343,095
947,655	VOLT CII LLC 4.87%, 08/25/2051(1)(5)	908,824
545,758	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	543,183
446,895	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	444,092
560,307	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	549,763
430,766	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	419,664
480,868	VOLT XCVII LLC 5.24%, 04/25/2051(1)(5)	474,095
		107,257,220
	Total Asset & Commercial Mortgage-Backed Securities (cost $327,951,390)	$ 318,270,261
CORPORATE BONDS - 26.1%
	Advertising - 0.1%
	Lamar Media Corp.
2,745,000	3.63%, 01/15/2031	$ 2,439,070
80,000	4.88%, 01/15/2029	77,662
		2,516,732

The accompanying notes are an integral part of these financial statements.
53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Aerospace/Defense - 0.4%
$ 825,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$ 833,234
	Boeing Co.
245,000	3.60%, 05/01/2034	202,957
130,000	3.75%, 02/01/2050	88,526
1,130,000	5.93%, 05/01/2060	1,035,323
740,000	6.30%, 05/01/2029(1)	763,341
480,000	6.39%, 05/01/2031(1)	499,406
	L3Harris Technologies, Inc.
890,000	5.05%, 06/01/2029	897,247
1,170,000	5.35%, 06/01/2034	1,181,870
26,000	5.40%, 07/31/2033	26,389
505,000	Northrop Grumman Corp. 5.15%, 05/01/2040	491,856
		6,020,149
	Agriculture - 0.3%
	BAT Capital Corp.
26,700	3.56%, 08/15/2027	25,674
860,000	5.83%, 02/20/2031	889,689
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	20,857
182,000	4.88%, 11/15/2043	166,598
305,000	5.13%, 11/17/2027	308,391
1,715,000	5.13%, 02/15/2030	1,737,451
995,000	5.13%, 02/13/2031	1,005,702
380,000	5.38%, 02/15/2033	386,155
1,160,000	5.63%, 09/07/2033	1,195,349
		5,735,866
	Apparel - 0.2%
410,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	401,979
	Tapestry, Inc.
302,000	7.05%, 11/27/2025	307,782
1,020,000	7.35%, 11/27/2028	1,068,807
228,000	7.70%, 11/27/2030	240,694
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,882,970
		3,902,232
	Beverages - 0.0%
100,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	100,345
	Biotechnology - 0.3%
1,913,000	Amgen, Inc. 5.25%, 03/02/2033	1,938,059
	Royalty Pharma PLC
32,000	1.20%, 09/02/2025	30,611
1,724,000	2.15%, 09/02/2031	1,421,398
605,000	2.20%, 09/02/2030	514,763
540,000	5.15%, 09/02/2029	541,901
245,000	5.40%, 09/02/2034	243,870
		4,690,602
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
610,000	6.17%, 07/15/2027	624,994
1,309,000	6.33%, 07/15/2029	1,365,607
40,000	6.35%, 11/15/2028	41,688
660,000	6.55%, 11/15/2030	699,767
1,500,000	OCP SA 6.75%, 05/02/2034(1)	1,563,441
		4,295,497
	Commercial Banks - 6.4%
1,000,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,021,737
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 6.4% - (continued)
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	$ 568,381
1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,241,353
$ 1,400,000	Banco Santander SA 5.44%, 07/15/2031	1,418,653
	Bank of America Corp.
200,000	1.66%, 03/11/2027, (1.66% fixed rate until 03/11/2026; 3 mo. USD SOFR + 0.910% thereafter)(6)	189,140
1,705,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,432,701
1,190,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	993,618
1,727,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,519,373
514,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	435,313
1,230,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,082,836
4,020,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	3,466,539
979,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	845,902
730,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	743,077
1,677,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,707,091
	Bank of Ireland Group PLC
2,215,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,241,507
2,850,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	2,874,684
	Bank of New York Mellon Corp.
650,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	655,572
800,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	807,090
808,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	811,945
790,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	835,752
1,960,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	1,995,800

The accompanying notes are an integral part of these financial statements.
54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 1,950,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	$ 2,036,900
	BPCE SA
320,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	324,308
355,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	360,668
2,140,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 1 yr. USD CMT + 2.79% thereafter)(1)(6)	2,199,732
2,515,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,637,889
890,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	971,606
355,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	360,658
	Citigroup, Inc.
400,000	2.57%, 06/03/2031, (2.57% fixed rate until 06/03/2030; 6 mo. USD SOFR + 2.11% thereafter)(6)	350,030
695,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	700,554
	Citizens Financial Group, Inc.
935,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	942,932
1,100,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	1,114,930
460,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	488,362
430,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	429,836
1,400,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,446,929
	Danske Bank AS
380,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	364,185
445,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	453,685
	Deutsche Bank AG
680,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	635,107
545,000	5.41%, 05/10/2029	554,118
	Goldman Sachs Group, Inc.
606,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	501,017
1,170,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	980,955
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 1,804,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	$ 1,544,959
616,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	591,345
1,360,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,362,813
1,170,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,205,018
	HSBC Holdings PLC
1,470,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,316,121
1,840,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	1,852,142
1,800,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	1,838,385
660,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	669,358
228,000	6.80%, 06/01/2038	253,534
585,000	Huntington National Bank 5.65%, 01/10/2030	596,817
840,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	950,850
	JP Morgan Chase & Co.
888,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	754,326
1,052,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	904,770
636,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	567,197
1,046,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	992,147
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	948,886
617,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	616,651
1,365,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	1,370,645
605,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	614,116
2,316,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,344,894
1,350,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,387,840
899,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	920,890

The accompanying notes are an integral part of these financial statements.
55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 665,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	$ 695,490
	M&T Bank Corp.
1,600,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	1,522,026
1,915,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	2,052,848
1,150,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,128,834
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,092,324
	Morgan Stanley
$ 135,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	126,985
1,219,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	995,140
170,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	141,448
200,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 6 mo. USD SOFR + 0.94% thereafter)(6)	196,904
940,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	837,271
840,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	784,380
335,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	328,301
102,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	102,766
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	504,028
1,170,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,203,377
253,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	257,640
2,415,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	2,547,197
61,000	7.25%, 04/01/2032	70,178
	OTP Bank Nyrt
EUR 1,000,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,103,064
$ 690,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	708,780
	PNC Financial Services Group, Inc.
175,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	179,778
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 325,000	5.81%, 06/12/2026, (5.81% fixed rate until 06/12/2025; 6 mo. USD SOFR + 1.32% thereafter)(6)	$ 326,193
320,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	336,080
3,490,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	3,537,557
	Standard Chartered PLC
250,000	3.60%, 01/12/2033, (3.60% fixed rate until 01/12/2032; 1 yr. USD CMT + 1.90% thereafter)(1)(6)	216,718
980,000	5.91%, 05/14/2035, (5.91% fixed rate until 05/14/2034; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	998,134
1,040,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	1,113,130
470,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	506,088
	UBS Group AG
1,135,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	933,449
350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	305,039
680,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	645,213
295,000	4.28%, 01/09/2028(1)	287,106
510,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	505,150
315,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	328,184
2,375,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,543,257
	Wells Fargo & Co.
50,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD Term SOFR + 1.01% thereafter)(6)	49,124
962,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	848,986
556,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	501,916
1,869,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	1,652,207
1,781,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,746,000
177,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	166,127
314,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	316,613

The accompanying notes are an integral part of these financial statements.
56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 780,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	$ 792,154
3,076,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	3,141,434
506,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	531,278
		107,252,065
	Commercial Services - 0.8%
	Ashtead Capital, Inc.
625,000	4.00%, 05/01/2028(1)	597,958
1,600,000	4.38%, 08/15/2027(1)	1,560,331
560,000	5.80%, 04/15/2034(1)	567,725
2,928,000	Block, Inc. 6.50%, 05/15/2032(1)	2,976,622
325,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	329,497
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,913,597
	Howard University
100,000	2.39%, 10/01/2027	91,423
100,000	2.70%, 10/01/2029	89,141
325,000	2.80%, 10/01/2030	286,523
105,000	2.90%, 10/01/2031	91,300
265,000	3.48%, 10/01/2041	201,110
	Service Corp. International
2,094,000	3.38%, 08/15/2030	1,848,872
341,000	4.63%, 12/15/2027	331,471
2,985,000	5.13%, 06/01/2029	2,924,890
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	238,286
50,000	4.88%, 01/15/2028	48,826
		14,097,572
	Construction Materials - 0.4%
2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,764,887
	Standard Industries, Inc.
899,000	3.38%, 01/15/2031(1)	768,959
2,943,000	4.38%, 07/15/2030(1)	2,678,526
220,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	222,984
		6,435,356
	Diversified Financial Services - 0.5%
	Capital One Financial Corp.
457,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	424,468
1,294,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,188,134
275,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	274,086
455,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	458,515
490,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	507,362
560,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	623,940
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 600,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	$ 688,866
840,000	Intercontinental Exchange, Inc. 3.63%, 09/01/2028(1)	800,432
	Nomura Holdings, Inc.
595,000	2.61%, 07/14/2031	499,964
1,535,000	5.78%, 07/03/2034	1,571,799
745,000	Synchrony Financial 5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(6)	747,239
		7,784,805
	Electric - 3.5%
	Alabama Power Co.
295,000	3.45%, 10/01/2049	215,336
728,000	4.15%, 08/15/2044	611,588
1,205,000	Ameren Corp. 5.00%, 01/15/2029	1,209,211
1,275,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	1,288,886
	Arizona Public Service Co.
350,000	5.55%, 08/01/2033	355,258
305,000	6.35%, 12/15/2032	327,592
760,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	775,539
489,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	435,930
	Consolidated Edison Co. of New York, Inc.
345,000	3.20%, 12/01/2051	234,882
262,000	3.95%, 04/01/2050	211,031
160,000	4.00%, 11/15/2057	123,322
150,000	4.45%, 03/15/2044	131,206
500,000	5.38%, 05/15/2034	513,806
	Dominion Energy, Inc.
1,368,000	3.38%, 04/01/2030	1,257,080
375,000	5.38%, 11/15/2032	379,680
400,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	344,320
	Duke Energy Corp.
2,319,000	2.55%, 06/15/2031	1,980,199
377,700	3.75%, 09/01/2046	283,389
980,000	4.50%, 08/15/2032	937,392
410,000	5.00%, 08/15/2052	366,407
1,095,000	5.45%, 06/15/2034	1,107,407
310,000	5.80%, 06/15/2054	308,776
	Duke Energy Indiana LLC
230,000	2.75%, 04/01/2050	142,668
1,021,000	3.25%, 10/01/2049	702,115
435,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	434,187
	Duke Energy Progress LLC
441,000	3.70%, 10/15/2046	336,605
375,000	4.00%, 04/01/2052	293,350
	Edison International
230,000	4.13%, 03/15/2028	222,854
1,420,000	5.25%, 11/15/2028	1,428,376
250,000	5.75%, 06/15/2027	254,256
2,047,000	6.95%, 11/15/2029	2,209,622
515,000	Emera, Inc. 6.75%, 06/15/2076	511,933
121,000	Evergy Metro, Inc. 4.13%, 04/01/2049	97,112
939,000	Evergy, Inc. 2.45%, 09/15/2024	935,026

The accompanying notes are an integral part of these financial statements.
57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Electric - 3.5% - (continued)
	Eversource Energy
$ 1,740,000	5.13%, 05/15/2033	$ 1,709,583
703,000	5.50%, 01/01/2034	706,084
395,000	5.95%, 02/01/2029	409,885
	Georgia Power Co.
548,000	4.30%, 03/15/2042	476,783
340,000	4.95%, 05/17/2033	338,906
375,000	5.25%, 03/15/2034	381,605
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	525,701
455,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	471,559
	NextEra Energy Capital Holdings, Inc.
1,305,000	1.88%, 01/15/2027	1,215,391
1,330,000	2.25%, 06/01/2030	1,154,199
1,275,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,264,432
130,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	118,984
830,000	NSTAR Electric Co. 5.40%, 06/01/2034	849,871
	Oglethorpe Power Corp.
509,000	4.50%, 04/01/2047	422,202
125,000	5.80%, 06/01/2054(1)	125,570
630,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	637,048
	Oncor Electric Delivery Co. LLC
101,000	0.55%, 10/01/2025	96,024
840,000	5.65%, 11/15/2033	879,670
	Pacific Gas & Electric Co.
280,500	2.50%, 02/01/2031	236,962
245,000	4.40%, 03/01/2032	229,073
789,000	4.50%, 07/01/2040	668,547
2,159,000	4.55%, 07/01/2030	2,081,342
161,000	5.45%, 06/15/2027	162,530
1,211,000	5.90%, 06/15/2032	1,240,209
1,286,000	6.10%, 01/15/2029	1,333,083
1,869,000	6.15%, 01/15/2033	1,941,074
1,646,000	6.40%, 06/15/2033	1,735,793
595,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	603,017
	Public Service Enterprise Group, Inc.
570,000	5.20%, 04/01/2029	577,951
230,000	5.45%, 04/01/2034	233,137
890,000	6.13%, 10/15/2033	943,787
	Puget Energy, Inc.
1,050,000	2.38%, 06/15/2028	946,122
30,000	3.65%, 05/15/2025	29,511
1,346,000	4.10%, 06/15/2030	1,266,828
379,000	4.22%, 03/15/2032	346,799
1,310,000	Sempra 5.40%, 08/01/2026	1,319,869
	Southern California Edison Co.
100,000	3.65%, 02/01/2050	73,530
313,000	4.05%, 03/15/2042	256,982
1,470,000	5.20%, 06/01/2034	1,468,655
275,000	5.45%, 06/01/2031	282,932
420,000	5.75%, 04/15/2054	425,153
325,000	5.88%, 12/01/2053	333,198
495,000	5.95%, 11/01/2032	522,386
	Southern Co.
1,645,000	3.25%, 07/01/2026	1,597,349
1,050,000	5.20%, 06/15/2033	1,052,189
516,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	512,804
	Virginia Electric & Power Co.
359,000	2.45%, 12/15/2050	207,938
1,140,000	5.00%, 04/01/2033	1,133,308
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Electric - 3.5% - (continued)
$ 1,482,000	5.00%, 01/15/2034	$ 1,472,186
320,000	5.35%, 01/15/2054	311,660
525,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	534,216
	Xcel Energy, Inc.
125,000	1.75%, 03/15/2027	115,290
59,000	4.00%, 06/15/2028	57,111
463,000	4.60%, 06/01/2032	444,682
		59,447,041
	Energy-Alternate Sources - 0.2%
	Energo-Pro AS
1,230,000	8.50%, 02/04/2027(1)	1,231,082
665,000	11.00%, 11/02/2028(7)	711,464
759,063	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	706,969
		2,649,515
	Engineering & Construction - 0.2%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,100,559
	International Airport Finance SA
1,095,225	12.00%, 03/15/2033(1)	1,165,757
504,755	12.00%, 03/15/2033(7)	537,262
		2,803,578
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
585,000	4.05%, 03/15/2029	540,337
201,000	4.28%, 03/15/2032	173,807
185,000	5.05%, 03/15/2042	145,354
2,675,000	5.14%, 03/15/2052	1,983,399
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	649,853
2,830,000	3.88%, 07/15/2030(1)	2,551,316
		6,044,066
	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,009,000	4.88%, 07/15/2027(1)	1,966,202
1,455,000	6.38%, 02/01/2031(1)	1,471,561
	Republic Services, Inc.
240,000	1.45%, 02/15/2031	195,301
595,000	5.20%, 11/15/2034	605,107
831,000	Veralto Corp. 5.35%, 09/18/2028(1)	846,012
		5,084,183
	Equity Fund - 0.1%
1,600,000	Brookfield Finance, Inc. 5.68%, 01/15/2035	1,618,177
	Food - 0.3%
485,000	Cencosud SA 5.95%, 05/28/2031(1)	490,734
	Conagra Brands, Inc.
620,000	4.85%, 11/01/2028	618,241
105,000	5.30%, 11/01/2038	101,755
1,730,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,457,580
	NBM U.S. Holdings, Inc.
875,000	7.00%, 05/14/2026(7)	877,320
835,000	7.00%, 05/14/2026(1)	837,213
	Tyson Foods, Inc.
305,000	5.40%, 03/15/2029	309,576
500,000	5.70%, 03/15/2034	509,908
		5,202,327
	Gas - 0.5%
1,965,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	2,062,507

The accompanying notes are an integral part of these financial statements.
58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Gas - 0.5% - (continued)
$ 163,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	$ 166,904
	NiSource, Inc.
91,000	1.70%, 02/15/2031	74,134
501,000	3.49%, 05/15/2027	482,702
1,000,000	5.35%, 04/01/2034	1,003,548
970,000	5.40%, 06/30/2033	979,353
	Southern California Gas Co.
794,000	5.20%, 06/01/2033	801,497
2,090,000	5.60%, 04/01/2054	2,112,645
		7,683,290
	Hand/Machine Tools - 0.1%
805,000	Regal Rexnord Corp. 6.30%, 02/15/2030	836,349
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	769,302
435,000	3.00%, 09/23/2029(1)	398,667
455,000	5.38%, 12/06/2032(1)	464,787
415,000	5.75%, 12/06/2052(1)	425,974
2,316,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,228,243
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	626,314
450,000	Smith & Nephew PLC 5.40%, 03/20/2034	453,232
	Solventum Corp.
1,240,000	5.40%, 03/01/2029(1)	1,251,645
495,000	5.45%, 03/13/2031(1)	497,760
		7,115,924
	Healthcare - Services - 0.8%
	Centene Corp.
379,000	2.45%, 07/15/2028	341,471
215,000	4.25%, 12/15/2027	208,072
1,865,000	4.63%, 12/15/2029	1,795,229
60,000	CommonSpirit Health 3.35%, 10/01/2029	55,888
1,290,000	Elevance Health, Inc. 5.38%, 06/15/2034	1,318,349
	HCA, Inc.
1,515,000	3.38%, 03/15/2029	1,412,823
135,000	5.45%, 04/01/2031	137,200
886,000	5.60%, 04/01/2034	897,297
	Humana, Inc.
350,000	1.35%, 02/03/2027	321,503
75,000	2.15%, 02/03/2032	61,123
485,000	5.38%, 04/15/2031	490,868
	Icon Investments Six DAC
335,000	5.81%, 05/08/2027	341,071
200,000	6.00%, 05/08/2034	207,820
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	741
1,055,000	3.00%, 06/01/2051	729,671
	UnitedHealth Group, Inc.
1,293,000	2.75%, 05/15/2040	946,650
70,000	4.45%, 12/15/2048	60,709
925,000	4.95%, 01/15/2032	931,080
200,000	4.95%, 05/15/2062	181,101
265,000	5.35%, 02/15/2033	273,202
1,270,000	5.38%, 04/15/2054	1,254,306
685,000	5.75%, 07/15/2064	700,596
		12,666,770
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,207,000	5.13%, 08/01/2030(1)	1,176,815
2,208,000	5.75%, 01/15/2028(1)	2,209,716
		3,386,531
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Household Products - 0.0%
$ 380,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	$ 358,345
	Insurance - 0.8%
435,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	441,108
1,325,000	Aon North America, Inc. 5.45%, 03/01/2034	1,347,559
	Athene Global Funding
635,000	2.50%, 03/24/2028(1)	577,105
1,245,000	2.65%, 10/04/2031(1)	1,038,943
765,000	2.72%, 01/07/2029(1)	691,973
1,230,000	Athene Holding Ltd. 5.88%, 01/15/2034	1,248,043
	Corebridge Financial, Inc.
355,000	3.85%, 04/05/2029	337,634
1,160,000	5.75%, 01/15/2034	1,189,920
1,170,000	Corebridge Global Funding 5.20%, 06/24/2029(1)	1,187,103
1,203,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,081,651
835,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	817,777
320,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	324,600
	Marsh & McLennan Cos., Inc.
125,000	4.38%, 03/15/2029	123,886
485,000	4.75%, 03/15/2039	461,431
	Metropolitan Life Global Funding I
2,025,000	2.40%, 01/11/2032(1)	1,695,554
150,000	2.80%, 03/21/2025(1)	147,652
740,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	750,063
755,000	Reinsurance Group of America, Inc. 5.75%, 09/15/2034	769,209
		14,231,211
	Internet - 0.4%
	Gen Digital, Inc.
2,455,000	5.00%, 04/15/2025(1)	2,440,125
1,420,000	6.75%, 09/30/2027(1)	1,444,086
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,225,000	3.50%, 03/01/2029(1)	1,113,564
2,383,000	5.25%, 12/01/2027(1)	2,345,990
		7,343,765
	Investment Company Security - 0.0%
405,000	New Mountain Finance Corp. 6.88%, 02/01/2029	403,740
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 3.75%, 07/08/2030	82,613
	IT Services - 0.2%
850,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	805,439
3,067,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,158,117
		3,963,556
	Lodging - 0.0%
270,000	Las Vegas Sands Corp. 6.20%, 08/15/2034	272,238
	Machinery-Diversified - 0.1%
	AGCO Corp.
180,000	5.45%, 03/21/2027	182,112
290,000	5.80%, 03/21/2034	294,306

The accompanying notes are an integral part of these financial statements.
59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Machinery-Diversified - 0.1% - (continued)
$ 978,000	Otis Worldwide Corp. 2.57%, 02/15/2030	$ 869,760
195,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	200,333
		1,546,511
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
310,000	2.25%, 01/15/2029	270,333
969,000	3.50%, 03/01/2042	661,237
395,000	3.85%, 04/01/2061	237,508
370,000	3.90%, 06/01/2052	239,232
1,504,000	5.05%, 03/30/2029	1,470,629
259,000	5.13%, 07/01/2049	203,815
1,085,000	5.38%, 05/01/2047	894,185
769,000	5.75%, 04/01/2048	662,732
467,000	6.48%, 10/23/2045	439,989
3,300,000	6.55%, 06/01/2034	3,373,369
	Comcast Corp.
100,000	2.65%, 08/15/2062	56,063
1,177,000	2.89%, 11/01/2051	751,204
461,000	3.20%, 07/15/2036	381,440
583,000	3.75%, 04/01/2040	482,181
182,000	4.65%, 02/15/2033	179,108
425,000	5.65%, 06/01/2054	431,791
	Cox Communications, Inc.
685,000	2.60%, 06/15/2031(1)	577,327
67,000	3.15%, 08/15/2024(1)	66,929
200,000	5.45%, 09/15/2028(1)	203,567
	Discovery Communications LLC
75,600	3.95%, 03/20/2028	70,959
1,223,000	6.35%, 06/01/2040	1,147,054
	Paramount Global
195,000	4.20%, 05/19/2032	165,820
130,000	4.38%, 03/15/2043	90,615
849,000	4.90%, 08/15/2044	617,555
415,000	4.95%, 01/15/2031	375,870
795,000	5.25%, 04/01/2044	600,179
175,000	5.85%, 09/01/2043	143,918
	Sirius XM Radio, Inc.
1,516,000	4.00%, 07/15/2028(1)	1,389,714
3,031,000	4.13%, 07/01/2030(1)	2,634,130
		18,818,453
	Mining - 0.4%
740,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	751,749
	Glencore Funding LLC
1,325,000	5.37%, 04/04/2029(1)	1,339,816
1,822,000	5.63%, 04/04/2034(1)	1,829,568
1,651,000	6.38%, 10/06/2030(1)	1,748,887
1,036,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,122,130
		6,792,150
	Oil & Gas - 1.8%
	Aker BP ASA
600,000	2.00%, 07/15/2026(1)	564,888
420,000	3.10%, 07/15/2031(1)	363,650
985,000	6.00%, 06/13/2033(1)	1,013,688
	BP Capital Markets America, Inc.
417,000	2.94%, 06/04/2051	273,366
500,000	3.06%, 06/17/2041	374,409
130,000	3.38%, 02/08/2061	88,346
739,000	4.81%, 02/13/2033	729,410
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Oil & Gas - 1.8% - (continued)
$ 380,000	4.89%, 09/11/2033	$ 376,851
1,109,000	4.99%, 04/10/2034	1,104,783
605,000	5.23%, 11/17/2034	612,760
	ConocoPhillips Co.
349,000	3.80%, 03/15/2052	267,869
110,000	4.03%, 03/15/2062	84,394
445,000	5.30%, 05/15/2053	432,057
467,000	5.55%, 03/15/2054	468,338
1,060,000	5.70%, 09/15/2063	1,076,805
260,000	Continental Resources, Inc. 4.38%, 01/15/2028	253,070
	Diamondback Energy, Inc.
210,000	5.40%, 04/18/2034	211,803
395,000	5.90%, 04/18/2064	391,536
480,000	6.25%, 03/15/2033	510,763
	Ecopetrol SA
1,990,000	4.63%, 11/02/2031	1,647,911
3,550,000	8.38%, 01/19/2036	3,532,495
1,280,000	8.63%, 01/19/2029	1,357,955
	Energean Israel Finance Ltd.
1,315,000	5.88%, 03/30/2031(7)	1,124,738
600,000	8.50%, 09/30/2033(7)	572,430
1,640,000	Eni SpA 5.50%, 05/15/2034(1)	1,666,977
	Equinor ASA
487,000	3.25%, 11/18/2049	348,974
205,000	3.70%, 04/06/2050	159,807
	Hess Corp.
1,196,000	7.13%, 03/15/2033	1,358,407
720,000	7.30%, 08/15/2031	814,842
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	1,157,317
494,000	Ovintiv, Inc. 6.63%, 08/15/2037	520,534
	Patterson-UTI Energy, Inc.
75,000	5.15%, 11/15/2029	73,977
375,000	7.15%, 10/01/2033	403,420
1,224,000	Phillips 66 Co. 5.30%, 06/30/2033	1,234,080
	Saudi Arabian Oil Co.
455,000	5.25%, 07/17/2034(1)	456,978
450,000	5.88%, 07/17/2064(1)	439,429
	Shell International Finance BV
83,000	2.88%, 11/26/2041	60,758
1,007,000	3.00%, 11/26/2051	676,318
284,000	3.25%, 04/06/2050	202,667
1,115,000	TotalEnergies Capital SA 5.64%, 04/05/2064	1,128,209
2,025,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	1,992,812
		30,129,821
	Oil & Gas Services - 0.0%
	Schlumberger Holdings Corp.
25,000	4.30%, 05/01/2029(1)	24,548
315,000	5.00%, 11/15/2029(1)	317,737
		342,285
	Packaging & Containers - 0.2%
3,910,000	Ball Corp. 6.00%, 06/15/2029	3,947,262
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
555,000	4.95%, 03/15/2031	563,933
200,000	5.40%, 03/15/2054	201,845
470,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	490,452
605,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	610,722

The accompanying notes are an integral part of these financial statements.
60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Pharmaceuticals - 0.3% - (continued)
	Cigna Group
$ 11,000	1.25%, 03/15/2026	$ 10,371
25,000	3.40%, 03/15/2051	17,347
1,390,000	5.00%, 05/15/2029	1,403,063
	CVS Health Corp.
743,000	2.70%, 08/21/2040	506,461
680,000	4.13%, 04/01/2040	560,480
590,000	5.05%, 03/25/2048	518,504
		4,883,178
	Pipelines - 1.3%
184,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	177,806
	Columbia Pipelines Holding Co. LLC
710,000	5.68%, 01/15/2034(1)	714,602
1,619,000	6.04%, 08/15/2028(1)	1,678,174
	Columbia Pipelines Operating Co. LLC
455,000	5.93%, 08/15/2030(1)	473,071
258,000	6.04%, 11/15/2033(1)	268,933
655,000	6.54%, 11/15/2053(1)	706,742
1,605,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,380,878
	Enbridge, Inc.
850,000	5.30%, 04/05/2029	863,343
1,325,000	5.63%, 04/05/2034	1,351,598
2,036,000	5.70%, 03/08/2033	2,095,439
50,000	5.90%, 11/15/2026	50,992
	Energy Transfer LP
430,000	5.15%, 02/01/2043	385,975
605,000	5.25%, 07/01/2029	610,824
865,000	6.40%, 12/01/2030	925,911
	EQM Midstream Partners LP
60,000	5.50%, 07/15/2028	59,703
255,000	6.50%, 07/01/2027(1)	259,883
522,910	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	423,265
	Greensaif Pipelines Bidco SARL
775,000	5.85%, 02/23/2036(1)	778,290
1,230,000	6.13%, 02/23/2038(1)	1,258,910
1,425,000	6.51%, 02/23/2042(1)	1,477,704
	Hess Midstream Operations LP
305,000	4.25%, 02/15/2030(1)	283,149
1,725,000	6.50%, 06/01/2029(1)	1,758,567
350,000	Kinder Morgan, Inc. 5.10%, 08/01/2029	352,424
1,255,000	MPLX LP 5.50%, 06/01/2034	1,259,537
	ONEOK, Inc.
320,000	3.10%, 03/15/2030	291,192
140,000	3.40%, 09/01/2029	130,607
60,000	6.00%, 06/15/2035	62,665
290,000	6.10%, 11/15/2032	305,529
	Targa Resources Corp.
315,000	6.15%, 03/01/2029	329,253
25,000	6.25%, 07/01/2052	25,844
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
560,000	4.00%, 01/15/2032	510,124
100,000	4.88%, 02/01/2031	96,907
100,000	6.88%, 01/15/2029	102,663
76,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	73,771
210,000	Whistler Pipeline LLC 5.70%, 09/30/2031(1)	213,151
		21,737,426
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
$ 380,000	1.45%, 09/15/2026	$ 353,232
100,000	2.40%, 03/15/2025	98,032
140,000	2.70%, 04/15/2031	121,195
683,000	3.80%, 08/15/2029	648,435
157,000	5.65%, 03/15/2033	161,370
440,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	467,295
	Crown Castle, Inc.
225,000	2.50%, 07/15/2031	190,016
170,000	3.80%, 02/15/2028	163,343
1,750,000	4.80%, 09/01/2028	1,737,785
365,000	5.00%, 01/11/2028	365,289
755,000	5.60%, 06/01/2029	773,488
	GLP Capital LP/GLP Financing II, Inc.
678,000	4.00%, 01/15/2031	620,011
168,000	5.75%, 06/01/2028	169,939
130,000	NNN REIT, Inc. 5.50%, 06/15/2034	131,433
1,010,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,024,747
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	665,471
408,000	VICI Properties LP 4.95%, 02/15/2030	399,631
770,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	741,330
		8,832,042
	Retail - 0.4%
	AutoZone, Inc.
95,000	3.13%, 04/21/2026	92,088
52,000	3.63%, 04/15/2025	51,394
646,000	4.75%, 08/01/2032	632,814
260,000	4.75%, 02/01/2033	253,279
425,000	5.40%, 07/15/2034	428,376
512,000	6.55%, 11/01/2033	558,594
	FirstCash, Inc.
2,999,000	4.63%, 09/01/2028(1)	2,864,619
1,160,000	5.63%, 01/01/2030(1)	1,126,863
185,000	Home Depot, Inc. 5.30%, 06/25/2054	183,626
195,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	191,388
		6,383,041
	Semiconductors - 0.4%
490,000	Broadcom, Inc. 5.05%, 07/12/2029	494,527
2,660,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	2,771,623
	Intel Corp.
744,000	3.05%, 08/12/2051	482,397
655,000	5.15%, 02/21/2034	660,661
255,000	5.70%, 02/10/2053	256,068
135,000	5.90%, 02/10/2063	137,736
748,000	Marvell Technology, Inc. 2.45%, 04/15/2028	685,138
1,088,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	953,995
		6,442,145
	Software - 0.9%
500,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	510,223
3,332,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,130,587
1,004,000	MSCI, Inc. 3.63%, 11/01/2031(1)	897,539
	Open Text Corp.
3,195,000	3.88%, 12/01/2029(1)	2,900,627
330,000	6.90%, 12/01/2027(1)	342,452
802,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	714,005

The accompanying notes are an integral part of these financial statements.
61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.1% - (continued)
	Software - 0.9% - (continued)
	Oracle Corp.
$ 300,000	2.88%, 03/25/2031	$ 264,605
220,000	2.95%, 04/01/2030	199,171
426,000	3.60%, 04/01/2040	335,810
846,000	3.60%, 04/01/2050	605,245
944,000	3.85%, 04/01/2060	667,660
150,000	3.95%, 03/25/2051	113,457
195,000	4.00%, 07/15/2046	152,810
570,000	4.00%, 11/15/2047	442,410
285,000	4.13%, 05/15/2045	228,095
483,000	6.15%, 11/09/2029	513,226
3,626,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,587,915
		15,605,837
	Telecommunications - 0.3%
	AT&T, Inc.
440,000	2.55%, 12/01/2033	358,360
1,172,000	3.80%, 12/01/2057	839,395
	Cisco Systems, Inc.
830,000	4.95%, 02/26/2031	845,416
465,000	5.35%, 02/26/2064	464,532
1,560,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(8)	1,554,010
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	533,297
532,000	3.88%, 04/15/2030	505,463
30,000	5.05%, 07/15/2033	29,939
270,000	5.75%, 01/15/2034	282,835
260,000	5.80%, 09/15/2062	264,369
		5,677,616
	Trucking & Leasing - 0.3%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,615,000
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,145,000	2.70%, 11/01/2024(1)	1,136,261
1,718,000	4.00%, 07/15/2025(1)	1,694,133
260,000	5.35%, 03/30/2029(1)	263,388
390,000	6.05%, 08/01/2028(1)	404,838
		5,113,620
	Total Corporate Bonds (cost $440,242,162)	$ 440,275,827
FOREIGN GOVERNMENT OBLIGATIONS - 2.6%
	Bermuda - 0.1%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	$ 385,931
1,305,000	5.00%, 07/15/2032(1)	1,271,070
760,000	5.00%, 07/15/2032(7)	740,240
		2,397,241
	Brazil - 0.2%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	4,056,408
	Chile - 0.1%
	Chile Government International Bonds
EUR 1,460,000	1.25%, 01/22/2051	890,262
$ 340,000	4.95%, 01/05/2036	331,343
		1,221,605
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
	Colombia - 0.2%
	Colombia Government International Bonds
$ 1,175,000	5.00%, 06/15/2045	$ 837,278
885,000	5.20%, 05/15/2049	632,813
1,610,000	5.63%, 02/26/2044	1,250,809
		2,720,900
	Costa Rica - 0.1%
1,450,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,497,120
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	2,681,061
$ 920,000	6.13%, 05/22/2028(1)	944,177
		3,625,238
	Indonesia - 0.1%
EUR 2,600,000	Indonesia Government International Bonds 1.10%, 03/12/2033	2,257,239
	Israel - 0.1%
	Israel Government International Bonds
$ 845,000	5.75%, 03/12/2054	783,517
200,000	6.50%, 11/06/2031(7)	208,680
		992,197
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,181,365
	Mexico - 0.4%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	704,631
4,430,000	6.00%, 05/07/2036	4,404,440
1,055,000	6.34%, 05/04/2053	1,010,880
795,000	6.40%, 05/07/2054	769,077
		6,889,028
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 770,000	2.75%, 01/18/2025(7)	824,027
985,000	3.68%, 06/03/2026(1)	1,036,627
835,000	3.68%, 06/03/2026(7)	878,765
		2,739,419
	Panama - 0.1%
	Panama Government International Bonds
$ 330,000	6.85%, 03/28/2054	311,798
425,000	6.88%, 01/31/2036	424,865
		736,663
	Peru - 0.0%
440,000	Peru Government International Bonds 3.00%, 01/15/2034	363,275
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,240,930
900,000	1.75%, 04/28/2041	702,272
		1,943,202
	Poland - 0.0%
$ 405,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	407,799
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	910,837

The accompanying notes are an integral part of these financial statements.
62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.6% - (continued)
	Romania - 0.4% - (continued)
EUR 5,520,000	2.75%, 04/14/2041(7)	$ 4,006,937
$ 1,722,000	5.88%, 01/30/2029(1)	1,736,637
		6,654,411
	Saudi Arabia - 0.2%
	Saudi Government International Bonds
EUR 580,000	2.00%, 07/09/2039(7)	473,043
$ 3,160,000	5.75%, 01/16/2054(1)	3,094,560
		3,567,603
	Total Foreign Government Obligations (cost $49,205,708)	$ 43,250,713
MUNICIPAL BONDS - 0.6%
	Build America Bonds - 0.0%
335,000	State of California, CA, GO 7.30%, 10/01/2039	$ 395,419
65,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	65,805
		461,224
	Development - 0.1%
1,500,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	1,458,009
	General - 0.3%
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	216,655
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,546,826
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,655,474
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,380,998
		4,799,953
	School District - 0.1%
	Chicago Board of Education, IL, GO
220,000	6.14%, 12/01/2039	216,365
885,000	6.32%, 11/01/2029	900,048
		1,116,413
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	627,185
140,000	5.18%, 11/15/2049	129,042
		756,227
	Utilities - 0.1%
1,314,404	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	1,335,268
	Utility - Electric - 0.0%
417,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	468,983
	Total Municipal Bonds (cost $10,770,665)	$ 10,396,077
U.S. GOVERNMENT AGENCIES - 39.5%
	Mortgage-Backed Agencies - 39.5%
	Federal Home Loan Mortgage Corp. - 7.7%
4,567,034	0.37%, 12/25/2033(3)(4)	$ 141,709
8,770,000	0.47%, 05/25/2034(3)(4)	230,508
3,099,578	0.48%, 01/25/2034(3)(4)	99,206
1,525,012	0.63%, 10/25/2026(3)(4)	16,023
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Federal Home Loan Mortgage Corp. - 7.7% - (continued)
$ 6,549,249	0.72%, 12/25/2030(3)(4)	$ 240,891
3,225,975	0.74%, 06/25/2027(3)(4)	54,968
1,462,107	0.88%, 11/25/2030(3)(4)	63,246
597,450	1.00%, 10/25/2040	477,272
1,053,008	1.00%, 02/25/2051	892,871
2,564,858	1.02%, 10/25/2030(3)(4)	126,084
4,251,650	1.11%, 06/25/2030(3)(4)	227,343
3,404,016	1.12%, 01/25/2030(3)(4)	166,848
3,302,630	1.43%, 05/25/2030(3)(4)	223,495
4,948,089	1.50%, 05/15/2037(3)	274,282
2,803,250	1.50%, 09/25/2047	2,318,152
2,064,581	1.57%, 05/25/2030(3)(4)	151,254
231,172	1.75%, 10/15/2042	198,109
1,029,784	2.00%, 05/01/2036	926,575
349,410	2.00%, 06/01/2036	314,386
28,719	2.00%, 12/01/2036	25,715
49,651	2.00%, 03/01/2037	44,456
171,834	2.00%, 12/01/2040	147,266
1,018,820	2.00%, 05/01/2041	871,543
3,289,398	2.00%, 06/01/2041	2,812,862
1,138,416	2.00%, 12/01/2041	969,594
683,571	2.00%, 10/01/2050	552,423
804,607	2.00%, 02/01/2051	656,895
4,194,439	2.00%, 03/01/2051	3,389,369
1,436,541	2.00%, 04/01/2051	1,158,646
772,506	2.00%, 05/01/2051	630,691
755,985	2.00%, 07/01/2051	609,281
334,148	2.00%, 08/01/2051	270,562
337,185	2.00%, 11/01/2051	273,970
1,221,831	2.00%, 01/01/2052	988,126
1,321,742	2.00%, 04/01/2052	1,077,860
2,168,304	2.00%, 06/15/2052(3)	276,834
2,646,838	2.50%, 04/25/2036(3)	251,390
286,000	2.50%, 10/25/2041	232,021
483,748	2.50%, 05/01/2050	411,691
596,202	2.50%, 06/01/2050	506,097
1,544,947	2.50%, 06/25/2050(3)	220,650
3,467,350	2.50%, 07/01/2050	2,945,278
965,767	2.50%, 08/01/2050	817,354
1,425,671	2.50%, 09/01/2050	1,208,599
1,112,501	2.50%, 10/01/2050	951,083
1,035,722	2.50%, 11/01/2050	876,287
315,732	2.50%, 02/01/2051	269,761
796,144	2.50%, 03/01/2051	673,603
356,323	2.50%, 05/01/2051	300,661
238,306	2.50%, 07/01/2051	201,609
321,392	2.50%, 08/01/2051	271,420
545,998	2.50%, 10/01/2051	460,485
2,575,896	2.50%, 11/01/2051	2,200,789
1,519,018	2.50%, 03/15/2052(3)	208,201
967,803	2.50%, 03/25/2052	850,396
2,203,083	2.50%, 04/01/2052	1,859,956
1,051,966	3.00%, 10/01/2032	1,004,374
3,421	3.00%, 05/15/2041	3,237
86,195	3.00%, 07/01/2047	76,953
290,875	3.00%, 12/15/2047	227,076
122,871	3.00%, 01/01/2048	109,329
1,066,477	3.00%, 07/01/2050	946,332
722,006	3.00%, 08/01/2050	637,087
512,770	3.00%, 08/01/2051	448,308
2,535,867	3.00%, 08/25/2051(3)	386,768
2,110,003	3.00%, 09/25/2051(3)	808,400
1,057,168	3.00%, 10/01/2051	929,523

The accompanying notes are an integral part of these financial statements.
63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Federal Home Loan Mortgage Corp. - 7.7% - (continued)
$ 404,960	3.00%, 01/01/2052	$ 357,863
2,000,581	3.00%, 05/01/2052	1,745,245
119,494	3.00%, 07/01/2052	104,067
2,971,441	3.00%, 08/01/2052	2,587,858
1,075,238	3.50%, 01/15/2033(3)	97,927
383,897	3.50%, 05/15/2034(3)	26,694
622,546	3.50%, 10/15/2042	574,815
254,572	3.50%, 10/15/2045	231,163
622,334	3.50%, 12/01/2046	574,562
576,397	3.50%, 12/15/2046	530,554
378,254	3.50%, 01/01/2047	353,043
250,430	3.50%, 03/15/2047	230,403
115,831	3.50%, 06/01/2047	106,916
137,843	3.50%, 12/01/2047	126,968
155,751	3.50%, 01/01/2048	143,639
220,256	3.50%, 12/01/2048	202,865
846,817	3.50%, 04/01/2050	778,393
301,264	4.00%, 05/01/2038	293,348
383,435	4.00%, 05/25/2040(3)	55,281
667,339	4.00%, 09/15/2041	643,844
8,960	4.00%, 01/01/2042	8,623
154,255	4.00%, 03/01/2042	148,622
4,095	4.00%, 04/01/2042	3,942
6,284	4.00%, 06/01/2042	6,054
1,706,127	4.00%, 03/25/2045(3)	295,799
95,718	4.00%, 04/01/2047	91,989
185,603	4.00%, 11/01/2047	177,926
391,317	4.00%, 12/01/2047	381,161
1,249,909	4.00%, 04/01/2049	1,190,976
342,100	4.00%, 05/01/2049	327,075
1,041,752	4.00%, 07/01/2049	993,812
1,468,079	4.00%, 09/25/2050(3)	300,113
1,035,750	4.50%, 07/01/2052	995,621
3,999,600	4.50%, 08/01/2054	3,839,392
82,171	5.00%, 09/01/2035	82,905
315,175	5.00%, 09/15/2036(3)	48,713
961,510	5.00%, 03/15/2045(3)	203,574
172,508	5.00%, 02/15/2048(3)	35,552
40,974	5.00%, 09/01/2048	41,072
26,787	5.00%, 02/01/2049	26,830
13,047,204	5.00%, 09/01/2052	12,845,471
769,602	5.00%, 10/01/2052	756,922
88,388	5.00%, 11/01/2052	87,055
28,414	5.00%, 01/01/2053	27,975
2,656,637	5.00%, 04/01/2053	2,614,838
1,797,000	5.36%, 01/25/2029(4)	1,853,275
7,636	5.50%, 02/01/2029	7,660
12,333	5.50%, 12/01/2038	12,411
380,639	5.50%, 05/15/2040(3)	75,826
351,514	5.50%, 06/15/2046(3)	62,300
326,887	5.50%, 10/15/2046(3)	63,526
301,649	5.50%, 02/01/2049	307,081
31,601	5.50%, 03/01/2049	32,099
1,146,478	5.50%, 02/01/2053	1,149,398
2,268,990	5.50%, 04/01/2053	2,274,890
757,969	6.00%, 12/01/2052	771,517
345,330	6.00%, 03/01/2053	353,186
164,536	6.00%, 05/01/2053	167,027
7,159,704	6.00%, 09/01/2053	7,253,115
818,737	6.00%, 11/01/2053	830,238
1,938,079	6.00%, 12/01/2053	1,966,668
1,311,476	6.00%, 01/01/2054	1,330,462
2,139,529	6.00%, 02/01/2054	2,167,364
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Federal Home Loan Mortgage Corp. - 7.7% - (continued)
$ 728,187	6.00%, 03/01/2054	$ 738,982
1,346,512	6.00%, 04/01/2054	1,368,938
2,974,901	6.00%, 05/01/2054	3,013,426
1,960,899	6.00%, 06/01/2054	1,986,294
1,110,451	6.50%, 11/01/2053	1,144,757
386,871	7.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	392,061
892,000	8.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	928,518
805,000	8.60%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	849,967
1,310,000	8.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,376,522
2,815,000	8.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	2,966,416
1,445,000	8.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,498,180
2,819,800	8.85%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	2,962,272
2,460,000	8.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	2,614,709
380,000	8.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	401,059
1,380,000	9.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,435,581
3,460,000	9.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,684,900
970,000	9.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,035,475
1,593,000	9.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,725,920
		129,293,513
	Federal National Mortgage Association - 11.9%
127,105	0.00%, 06/25/2041(9)(10)	95,928
2,279,524	0.30%, 01/25/2030(3)(4)	22,130
5,956,263	1.15%, 06/25/2034(3)(4)	328,190
3,462,941	1.46%, 05/25/2029(3)(4)	143,460
3,181,886	1.50%, 11/25/2035(3)	163,486
209,894	1.50%, 07/01/2051	160,696
3,644,829	1.50%, 09/01/2051	2,799,585
749,189	2.00%, 03/01/2036	675,047
1,073,087	2.00%, 05/01/2036	965,531
1,224,103	2.00%, 06/01/2036	1,102,896
1,165,304	2.00%, 08/01/2036	1,048,492
643,824	2.00%, 09/01/2036	579,282
399,791	2.00%, 12/01/2036	359,708
150,041	2.00%, 02/01/2037	134,997
610,990	2.00%, 09/01/2040	523,929
2,203,947	2.00%, 12/01/2040	1,888,554
593,876	2.00%, 04/01/2041	508,073
208,518	2.00%, 05/01/2041	178,382
2,069	2.00%, 09/25/2041	1,925
832,310	2.00%, 10/01/2041	709,435
3,687	2.00%, 12/25/2041	3,372
533,994	2.00%, 02/01/2042	457,505
267,155	2.00%, 03/25/2044	248,513
280,795	2.00%, 05/25/2044	254,066
518,860	2.00%, 08/25/2050	353,761
2,100,871	2.00%, 10/01/2050	1,708,036
1,678,917	2.00%, 12/01/2050	1,361,033
3,706,292	2.00%, 02/01/2051	2,993,944
5,774,649	2.00%, 03/01/2051	4,657,058

The accompanying notes are an integral part of these financial statements.
64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 7,581,626	2.00%, 04/01/2051	$ 6,110,883
1,118,130	2.00%, 05/01/2051	900,855
606,449	2.00%, 06/01/2051	489,194
256,206	2.00%, 07/01/2051	206,908
1,450,867	2.00%, 08/01/2051	1,179,942
1,401,912	2.00%, 09/01/2051	1,135,646
2,081,052	2.00%, 03/25/2052(3)	273,356
8,598,532	2.00%, 04/01/2052	6,938,232
412,619	2.25%, 04/01/2033	348,533
983,171	2.50%, 06/25/2045	806,175
7,149	2.50%, 03/25/2046	6,559
613,973	2.50%, 04/01/2050	519,474
590,891	2.50%, 06/01/2050	499,980
4,450,262	2.50%, 07/01/2050	3,800,222
929,877	2.50%, 09/01/2050	786,759
1,508,182	2.50%, 10/01/2050	1,283,264
1,627,593	2.50%, 12/01/2050	1,377,066
374,426	2.50%, 01/01/2051	317,863
2,496,298	2.50%, 02/01/2051	2,110,085
1,581,726	2.50%, 02/25/2051(3)	257,315
2,363,803	2.50%, 04/25/2051(3)	377,642
8,087,082	2.50%, 05/01/2051	6,867,522
1,427,101	2.50%, 06/01/2051	1,206,106
764,016	2.50%, 07/01/2051	645,462
349,877	2.50%, 08/01/2051	298,971
514,845	2.50%, 09/01/2051	435,197
7,509,051	2.50%, 10/01/2051	6,363,332
7,292,195	2.50%, 11/01/2051	6,195,364
2,248,632	2.50%, 12/01/2051	1,903,483
871,750	2.50%, 01/01/2052	739,979
1,250,557	2.50%, 03/01/2052	1,057,961
494,907	2.50%, 04/01/2052	417,880
2,100,626	2.50%, 06/25/2052(3)	321,272
2,459,709	2.50%, 09/25/2052(3)	389,114
1,183,777	2.50%, 01/01/2057	988,890
502,362	3.00%, 04/25/2033(3)	30,841
160,915	3.00%, 08/01/2033	153,687
1,100,065	3.00%, 06/01/2038	1,036,889
438,637	3.00%, 11/25/2042	394,842
3,799	3.00%, 02/25/2043	3,664
1,044,558	3.00%, 06/01/2043	939,835
1,162,090	3.00%, 11/01/2044	1,050,480
1,022,114	3.00%, 01/25/2045	909,353
64,688	3.00%, 01/25/2046	59,455
870,839	3.00%, 02/25/2047	798,460
308,546	3.00%, 08/25/2049	277,521
111,655	3.00%, 12/01/2049	98,941
376,270	3.00%, 02/01/2050	334,385
1,579,706	3.00%, 07/01/2050	1,403,440
1,473,123	3.00%, 08/01/2050	1,306,569
610,026	3.00%, 10/01/2050	538,792
2,431,693	3.00%, 12/01/2050	2,152,390
747,600	3.00%, 05/01/2051	664,181
181,215	3.00%, 06/01/2051	158,894
1,548,568	3.00%, 07/01/2051	1,359,973
359,916	3.00%, 08/01/2051	318,186
1,259,918	3.00%, 09/01/2051	1,108,722
2,124,260	3.00%, 10/01/2051	1,863,641
1,997,032	3.00%, 11/01/2051	1,753,884
1,103,102	3.00%, 12/01/2051	968,930
518,401	3.00%, 01/01/2052	453,758
1,700,609	3.00%, 01/25/2052(3)	280,801
638,256	3.00%, 04/01/2052	561,131
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 779,563	3.00%, 05/01/2052	$ 684,126
24,330	3.00%, 06/01/2052	21,205
574,441	3.00%, 09/01/2052	500,428
1,197,134	3.50%, 07/25/2033(3)	86,356
473,179	3.50%, 08/25/2033(3)	43,274
270,956	3.50%, 04/25/2034(3)	11,334
893,122	3.50%, 05/01/2037	853,697
555,972	3.50%, 11/25/2039(3)	46,888
445,072	3.50%, 10/01/2041	415,682
3,378	3.50%, 05/25/2042	3,216
1,388,404	3.50%, 08/01/2043	1,303,773
61,146	3.50%, 07/25/2044	60,096
198,822	3.50%, 12/01/2045	183,919
188,889	3.50%, 01/01/2046	174,832
142,804	3.50%, 03/01/2046	132,381
716,133	3.50%, 12/01/2046	668,310
241,436	3.50%, 05/01/2047	223,314
1,880,558	3.50%, 09/01/2047	1,732,193
1,809,446	3.50%, 12/01/2047	1,663,327
210,679	3.50%, 01/01/2048	194,055
2,387,023	3.50%, 02/01/2048	2,212,849
77,258	3.50%, 06/01/2048	71,161
375,663	3.50%, 07/01/2048	347,348
80,135	3.50%, 11/01/2048	73,813
1,252,571	3.50%, 03/25/2049	1,152,760
539,044	3.50%, 04/25/2049	512,528
616,273	3.50%, 06/01/2049	573,331
381,609	3.50%, 09/01/2050	351,719
835,945	3.50%, 11/01/2051	761,464
1,233,350	3.50%, 04/01/2052	1,126,416
672,146	3.50%, 05/01/2056	606,126
562,456	3.50%, 11/25/2057	533,764
1,007,289	3.50%, 05/01/2058	908,383
949,511	3.50%, 12/25/2058	852,934
760,000	3.52%, 11/01/2032	709,083
579,816	4.00%, 08/01/2038	567,426
2,132	4.00%, 11/01/2040	2,052
30,280	4.00%, 02/01/2041	29,147
351,678	4.00%, 06/01/2041	340,611
4,297	4.00%, 09/01/2041	4,134
6,708	4.00%, 10/01/2041	6,457
161,690	4.00%, 01/01/2042	155,596
195,263	4.00%, 02/01/2042	187,903
55,580	4.00%, 05/01/2042	53,484
2,209	4.00%, 09/01/2042	2,137
819,904	4.00%, 01/01/2043	789,245
16,895	4.00%, 10/01/2043	16,258
1,377,011	4.00%, 12/01/2043	1,316,560
199,241	4.00%, 03/01/2046	191,169
261,676	4.00%, 09/01/2047	249,279
466,946	4.00%, 10/01/2047	445,860
242,078	4.00%, 11/01/2047	230,771
1,523,398	4.00%, 06/01/2048	1,454,710
1,875,587	4.00%, 10/01/2048	1,784,074
726,538	4.00%, 01/01/2049	695,059
1,610,868	4.00%, 04/01/2049	1,523,168
91,705	4.00%, 08/01/2049	88,020
563,604	4.00%, 09/01/2049	536,868
3,387,836	4.00%, 02/25/2050(3)	698,014
1,143,271	4.00%, 04/01/2050	1,090,921
1,740,283	4.00%, 06/25/2050(3)	354,461
1,489,706	4.00%, 09/25/2050(3)	293,052
1,860,869	4.00%, 11/25/2050(3)	381,483

The accompanying notes are an integral part of these financial statements.
65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Federal National Mortgage Association - 11.9% - (continued)
$ 742,430	4.00%, 08/01/2051	$ 708,966
2,136,071	4.00%, 04/01/2052	1,994,588
777,333	4.00%, 06/01/2052	729,455
654,351	4.03%, 06/01/2028	641,490
850,000	4.19%, 04/01/2028	839,211
309,655	4.37%, 05/01/2028	308,612
1,996,519	4.39%, 04/01/2029	1,986,141
580,000	4.41%, 04/01/2030	577,605
785,694	4.46%, 05/01/2028	782,542
1,819,767	4.48%, 02/01/2029	1,816,458
585,578	4.50%, 12/01/2037	585,179
395,120	4.50%, 04/01/2048	385,846
173,269	4.50%, 04/01/2049	168,560
738,457	4.50%, 01/01/2051	721,738
1,218,204	4.50%, 08/01/2052	1,171,006
1,372,471	4.50%, 03/01/2053	1,319,295
4,999,502	4.50%, 10/01/2053	4,799,595
4,724,531	4.50%, 11/01/2053	4,536,597
215,000	4.75%, 04/01/2028	215,943
1,900,000	4.91%, 01/01/2029	1,927,640
274,466	5.00%, 06/25/2048(3)	42,545
1,010,529	5.00%, 07/01/2052	994,568
14,427,647	5.00%, 09/01/2052	14,203,759
224,098	5.00%, 10/01/2052	220,436
113,113	5.00%, 11/01/2052	111,217
134,001	5.00%, 12/01/2052	131,934
1,465,000	5.07%, 12/01/2028	1,496,196
290,944	5.50%, 04/25/2044(3)	45,883
742,823	5.50%, 10/01/2052	745,595
1,404,859	5.50%, 11/01/2052	1,408,494
2,489,799	5.50%, 12/01/2052	2,496,298
1,401,159	5.50%, 06/01/2053	1,403,215
1,612,179	5.50%, 07/01/2053	1,615,445
358,595	6.00%, 01/01/2053	364,410
802,763	6.00%, 05/01/2053	822,881
402,300	6.00%, 10/01/2053	408,009
1,394,572	6.00%, 11/01/2053	1,416,633
2,574,846	6.00%, 12/01/2053	2,610,331
368,489	6.00%, 01/01/2054	373,583
1,575,164	6.00%, 02/01/2054	1,596,089
1,473,748	6.00%, 03/01/2054	1,494,159
1,759,013	6.00%, 05/01/2054	1,781,793
1,477,201	6.00%, 06/01/2054	1,496,331
1,869,025	6.50%, 11/01/2053	1,926,766
		201,672,186
	Government National Mortgage Association - 6.4%
129,868	2.00%, 06/16/2042	118,433
1,255,576	2.00%, 10/20/2050	1,039,696
3,650,747	2.00%, 12/20/2050	3,023,805
15,740,000	2.00%, 08/20/2054(11)	13,019,897
39,750	2.50%, 05/20/2040	38,531
1,755,422	2.50%, 10/20/2049	1,537,185
1,311,485	2.50%, 11/20/2049	1,133,645
1,037,856	2.50%, 03/20/2051	891,435
917,600	2.50%, 09/20/2051	787,087
3,068,741	2.50%, 10/20/2051	2,634,287
15,060,000	2.50%, 08/20/2054(11)	12,918,119
1,286,168	3.00%, 01/16/2044	1,153,970
648,255	3.00%, 11/20/2045	572,929
635,894	3.00%, 02/20/2047	574,373
514,196	3.00%, 05/20/2049	463,984
192,394	3.00%, 03/20/2050	171,977
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Government National Mortgage Association - 6.4% - (continued)
$ 2,728,558	3.00%, 07/20/2050(3)	$ 350,386
436,203	3.00%, 11/20/2050	389,798
3,945,016	3.00%, 04/20/2051	3,521,411
2,260,423	3.00%, 08/20/2051	2,014,597
1,442,619	3.00%, 09/20/2051	1,284,313
448,637	3.00%, 10/20/2051	399,711
3,111,140	3.00%, 12/20/2051	2,771,811
770,513	3.00%, 02/20/2052	699,767
711,254	3.00%, 04/20/2052	633,387
214,067	3.50%, 11/20/2042	197,174
744,535	3.50%, 03/20/2044	696,395
470,212	3.50%, 06/20/2046	437,372
102,909	3.50%, 07/20/2046	95,681
107,853	3.50%, 10/20/2046	100,320
474,896	3.50%, 02/20/2047	441,036
127,058	3.50%, 05/20/2047	117,936
129,537	3.50%, 07/20/2047	119,772
95,161	3.50%, 11/20/2047	88,199
116,789	3.50%, 03/20/2048	108,220
547,750	3.50%, 02/20/2049	507,693
569,548	3.50%, 06/20/2050	524,180
1,219,406	3.50%, 11/20/2052	1,103,732
1,720,456	3.50%, 01/20/2053	1,577,976
10,850,000	3.50%, 08/20/2054(11)	9,953,180
283,499	3.88%, 08/15/2042	271,449
922,128	4.00%, 09/16/2042(3)	183,486
302,170	4.00%, 09/20/2042(3)	37,202
204,607	4.00%, 12/20/2044(3)	38,734
445,398	4.00%, 08/20/2045	428,366
600,564	4.00%, 09/20/2047	573,524
16,688	4.00%, 04/20/2048	15,906
868,581	4.00%, 07/20/2048	827,199
10,455,000	4.00%, 08/20/2054(11)	9,844,139
873,915	4.50%, 02/20/2040	865,981
778,599	4.50%, 05/20/2041	770,970
649,895	4.50%, 06/16/2043(3)	123,062
314,518	4.50%, 05/20/2045(3)	59,004
464,017	4.50%, 08/20/2045(3)	82,543
522,850	4.50%, 12/16/2046(3)	77,153
340,539	4.50%, 05/20/2048(3)	51,482
223,366	4.50%, 06/20/2048(3)	39,870
163,010	4.50%, 05/20/2052	157,691
686,257	4.50%, 08/20/2052	664,219
625,517	4.50%, 09/20/2052	604,816
2,816,353	4.50%, 10/20/2052	2,728,230
624,092	5.00%, 05/20/2040	631,197
494,014	5.00%, 06/20/2040	499,639
193,895	5.00%, 07/20/2040	196,103
271,752	5.00%, 12/20/2043(3)	49,586
1,300,291	5.00%, 07/16/2044(3)	206,816
238,814	5.00%, 11/16/2046(3)	37,135
236,547	5.00%, 06/16/2047(3)	36,406
309,371	5.00%, 11/16/2047(3)	58,200
833,799	5.00%, 11/20/2049	831,009
13,305,000	5.00%, 08/20/2054(11)	13,122,291
220,341	5.50%, 02/20/2044(3)	18,890
175,028	5.50%, 09/15/2045	179,674
252,448	5.50%, 09/20/2045(3)	51,611
4,900,000	5.50%, 08/20/2054(11)	4,905,564
		107,482,547
	Uniform Mortgage-Backed Security - 13.5%
500,000	1.50%, 08/01/2054(11)	382,030

The accompanying notes are an integral part of these financial statements.
66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.5% - (continued)
	Mortgage-Backed Agencies - 39.5% - (continued)
	Uniform Mortgage-Backed Security - 13.5% - (continued)
$ 20,482,000	2.00%, 08/01/2054(11)	$ 16,414,358
7,546,000	2.50%, 08/01/2054(11)	6,301,820
12,850,000	3.00%, 08/01/2054(11)	11,175,735
10,952,000	3.50%, 08/01/2054(11)	9,903,004
4,619,000	4.00%, 08/01/2054(11)	4,313,037
34,474,000	4.50%, 08/01/2054(11)	33,097,794
3,700,000	5.50%, 08/01/2039(11)	3,735,295
70,613,000	5.50%, 08/01/2054(11)	70,603,272
60,497,000	6.00%, 08/01/2054(11)	61,290,812
75,000	6.50%, 08/01/2054(11)	76,833
9,720,000	7.00%, 08/01/2054(11)	10,043,486
		227,337,476
	Total U.S. Government Agencies (cost $677,422,798)	$ 665,785,722
U.S. GOVERNMENT SECURITIES - 27.2%
	U.S. Treasury Securities - 27.2%
	U.S. Treasury Bonds - 10.4%
35,940,000	1.25%, 05/15/2050	$ 18,367,305
19,520,000	1.63%, 11/15/2050	10,999,825
5,795,000	2.50%, 02/15/2045	4,253,439
8,585,000	2.75%, 11/15/2042	6,759,346
3,895,000	2.88%, 08/15/2045	3,040,839
56,000	2.88%, 05/15/2052	42,216
3,325,000	3.00%, 11/15/2045	2,647,012
1,395,000	3.00%, 02/15/2048	1,091,043
23,885,000	3.00%, 08/15/2052(12)	18,479,153
3,365,000	3.13%, 02/15/2043	2,798,339
2,645,000	3.13%, 08/15/2044	2,170,760
13,195,000	3.13%, 05/15/2048	10,544,660
25,825,000	3.38%, 08/15/2042	22,419,328
6,010,000	3.38%, 05/15/2044	5,138,550
32,965,000	3.38%, 11/15/2048	27,500,021
8,720,000	3.63%, 08/15/2043	7,772,722
8,845,000	3.63%, 02/15/2044	7,864,449
27,230,000	3.63%, 05/15/2053	23,820,932
		175,709,939
	U.S. Treasury Inflation-Indexed Bonds - 1.3%
17,907,776	0.25%, 02/15/2050(13)	11,271,343
730,794	0.63%, 02/15/2043(13)	562,317
6,434,910	0.75%, 02/15/2045(13)	4,945,405
4,729,795	1.38%, 02/15/2044(13)	4,149,640
		20,928,705
	U.S. Treasury Inflation-Indexed Notes - 3.3%
2,016,417	1.38%, 07/15/2033(13)	1,935,216
54,112,752	1.75%, 01/15/2034(13)	53,337,555
		55,272,771
	U.S. Treasury Notes - 12.2%
16,965,000	1.38%, 11/15/2031(14)	14,121,374
17,865,000	2.75%, 08/15/2032	16,256,452
21,610,000	3.50%, 02/15/2033	20,692,419
16,360,000	3.63%, 05/31/2028	16,108,210
15,540,000	3.75%, 06/30/2030	15,314,791
10,645,000	3.88%, 08/15/2033	10,461,623
17,435,000	4.00%, 01/31/2029	17,419,336
8,280,000	4.00%, 02/15/2034	8,211,431
15,620,000	4.13%, 06/15/2026	15,546,781
9,400,000	4.13%, 03/31/2031	9,452,141
17,360,000	4.38%, 11/30/2030	17,692,281
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 27.2% - (continued)
	U.S. Treasury Securities - 27.2% - (continued)
	U.S. Treasury Notes - 12.2% - (continued)
$ 29,705,000	4.50%, 04/15/2027		$ 29,934,750
14,405,000	4.50%, 11/15/2033		14,839,401
			206,050,990
	Total U.S. Government Securities (cost $490,125,719)		$ 457,962,405
	Total Long-Term Investments (cost $1,995,718,442)		$ 1,935,941,005
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
5,648,694	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2024 at 5.34%, due on 08/01/2024 with a maturity value of $5,649,532; collateralized by U.S. Treasury Note at 0.75%, maturing 05/31/2026, with a market value of $5,761,837		$ 5,648,694
	Total Short-Term Investments (cost $5,648,694)		$ 5,648,694
	Total Investments (cost $2,001,367,136)	115.2%	$ 1,941,589,699
	Other Assets and Liabilities	(15.2)%	(256,338,971)
	Net Assets	100.0%	$ 1,685,250,728
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $453,366,731, representing 26.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

The accompanying notes are an integral part of these financial statements.
67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2024, the aggregate value of these securities was $24,407,110, representing 1.4% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security disclosed is principal-only strips.
(10)	Security is a zero-coupon bond.
(11)	Represents or includes a TBA transaction.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2024, the market value of securities pledged was $2,282,332.
(13)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2024, the market value of securities pledged was $4,877,763.

Futures Contracts Outstanding at July 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian 10-Years Bond Future	258	09/18/2024	$ 22,960,310	$ 479,136
U.S. Treasury 5-Year Note Future	622	09/30/2024	67,107,969	1,048,291
U.S. Treasury Ultra Bond Future	59	09/19/2024	7,550,156	23,876
Total				$ 1,551,303
Short position contracts:
Euro BUXL 30-Year Bond Future	(25)	09/06/2024	$ (3,645,054)	$ (179,664)
Euro-BUND Future	(75)	09/06/2024	(10,853,193)	(97,454)
U.S. Treasury 2-Year Note Future	(1,217)	09/30/2024	(249,931,868)	(160,989)
U.S. Treasury 10-Year Note Future	(454)	09/19/2024	(50,762,875)	(212,629)
U.S. Treasury 10-Year Ultra Future	(19)	09/19/2024	(2,195,984)	(29,022)
U.S. Treasury Long Bond Future	(43)	09/19/2024	(5,193,594)	(118,835)
Total				$ (798,593)
Total futures contracts				$ 752,710

TBA Sale Commitments Outstanding at July 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$ 3,665,000	08/20/2054	$ (3,263,067)	$ (38,574)
Government National Mortgage Association, 4.50%	1,025,000	08/20/2054	(989,839)	(2,636)
Uniform Mortgage-Backed Security, 2.00%	200,000	08/01/2039	(178,837)	(352)
Uniform Mortgage-Backed Security, 2.00%	4,765,000	08/01/2054	(3,818,690)	(54,154)
Uniform Mortgage-Backed Security, 5.00%	23,865,000	08/01/2054	(23,452,735)	(243,373)
Total TBA sale commitments (proceeds receivable $31,364,079)			$ (31,703,168)	$ (339,089)
At July 31, 2024, the aggregate market value of TBA Sale Commitments represents (1.9)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	12,070,000	(1.00%)	06/20/2029	Quarterly	$ 319,017	$ —	$ 331,265	$ 12,248
Total centrally cleared credit default swap contracts						$ 319,017	$ —	$ 331,265	$ 12,248

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.
68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
July 31, 2024

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3.83% Fixed	12 Mo. USD SOFR	USD	5,500,000	02/15/2034	Annual	$ —	$ —	$ (75,393)	$ (75,393)
3.65% Fixed	12 Mo. USD SOFR	USD	3,130,000	06/12/2035	Annual	—	—	(21,143)	(21,143)
3.65% Fixed	12 Mo. USD SOFR	USD	3,475,000	06/12/2035	Annual	—	—	(21,231)	(21,231)
3.66% Fixed	12 Mo. USD SOFR	USD	6,270,000	06/12/2035	Annual	—	(402)	(43,617)	(43,215)
3.67% Fixed	12 Mo. USD SOFR	USD	6,260,000	06/12/2035	Annual	—	—	(50,867)	(50,867)
3.74% Fixed	12 Mo. USD SOFR	USD	4,270,000	06/12/2035	Annual	—	—	(59,316)	(59,316)
3.88% Fixed	12 Mo. USD SOFR	USD	2,820,000	06/12/2035	Annual	—	—	(69,872)	(69,872)
3.87% Fixed	12 Mo. USD SOFR	USD	8,455,000	06/12/2035	Annual	—	—	(206,083)	(206,083)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	2,996	—	621,630	618,634
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	44,822	—	549,055	504,233
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(35,913)	236,388	272,301
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	37,095	—	122,370	85,275
Total centrally cleared interest rate swaps contracts						$ 84,913	$ (36,315)	$ 981,921	$ 933,323

Foreign Currency Contracts Outstanding at July 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
688,000	EUR	745,677	USD	CIB	09/18/2024	$ 525
4,343,481	USD	23,599,000	BRL	GSC	09/18/2024	189,875
1,143,535	USD	1,058,000	EUR	NWM	09/18/2024	(3,968)
20,782,355	USD	19,338,000	EUR	DEUT	09/18/2024	(191,572)
Total foreign currency contracts						$ (5,140)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 318,270,261	$ —	$ 318,270,261	$ —
Corporate Bonds	440,275,827	—	440,275,827	—
Foreign Government Obligations	43,250,713	—	43,250,713	—
Municipal Bonds	10,396,077	—	10,396,077	—
U.S. Government Agencies	665,785,722	—	665,785,722	—
U.S. Government Securities	457,962,405	—	457,962,405	—
Short-Term Investments	5,648,694	—	5,648,694	—
Foreign Currency Contracts(2)	190,400	—	190,400	—
Futures Contracts(2)	1,551,303	1,551,303	—	—
Swaps - Credit Default(2)	12,248	—	12,248	—
Swaps - Interest Rate(2)	1,480,443	—	1,480,443	—
Total	$ 1,944,824,093	$ 1,551,303	$ 1,943,272,790	$ —
Liabilities
Foreign Currency Contracts(2)	$ (195,540)	$ —	$ (195,540)	$ —
Futures Contracts(2)	(798,593)	(798,593)	—	—
Swaps - Interest Rate(2)	(547,120)	—	(547,120)	—
TBA Sale Commitments	(31,703,168)	—	(31,703,168)	—
Total	$ (33,244,421)	$ (798,593)	$ (32,445,828)	$ —

(1)	For the year ended July 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
69

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
CBK	Citibank NA
CIB	Credit Agricole
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

70

Hartford Active ETFs
 Statements of Assets and Liabilities
July 31, 2024

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Quality Value ETF
Assets:
Investments in securities, at market value(1)	$ 84,523,297	$ 306,822,637	$ 125,184,224	$ 411,565,166	$ 175,648,082
Repurchase agreements	689,186	1,519,133	159,854	7,915,563	—
Cash	2,665,911	6,199,177	625,590	31,018,431	1,898,501
Cash collateral held for securities on loan	—	—	54,478	—	—
Foreign currency	—	52	—	—	—
Receivables:
Investment securities sold	—	9,831	—	177,472	—
Dividends and interest	312,868	2,220,459	9,493	3,654,788	174,493
Securities lending income	—	—	324	—	64
Tax reclaims	—	1,696	—	—	88,953
Total assets	88,191,262	316,772,985	126,033,963	454,331,420	177,810,093
Liabilities:
Obligation to return securities lending collateral	—	—	1,089,566	—	—
Payables:
Investment securities purchased	3,850,000	46,954,612	—	14,355,095	—
Investment management fees	18,167	66,455	64,325	106,434	67,045
Variation margin on futures contracts	—	35,997	—	—	—
Variation margin on centrally cleared swap contracts	—	15,566	—	—	—
Distributions payable	523,768	928,389	—	1,125,356	—
Total liabilities	4,391,935	48,001,019	1,153,891	15,586,885	67,045
Net assets	$ 83,799,327	$ 268,771,966	$ 124,880,072	$ 438,744,535	$ 177,743,048
Summary of Net Assets:
Paid-in-capital	$ 85,426,371	$ 308,477,190	$ 104,477,245	$ 448,074,432	$ 128,331,791
Distributable earnings (loss)	(1,627,044)	(39,705,224)	20,402,827	(9,329,897)	49,411,257
Net assets	83,799,327	268,771,966	124,880,072	438,744,535	177,743,048
Net asset value per share	38.98	35.13	20.47	38.83	25.36
Shares issued and outstanding	2,150,000	7,650,000	6,100,000	11,300,000	7,009,258
Cost of investments	$ 85,148,764	$ 323,336,463	$ 87,314,703	$ 422,336,362	$ 132,030,045
Cost of foreign currency	$ —	$ 52	$ —	$ —	$ —
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 1,073,035	$ —	$ —
The accompanying notes are an integral part of these financial statements.
71

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
July 31, 2024

	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders Tax-Aware Bond ETF	Hartford Sustainable Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$ 9,966,684	$ 356,238,943	$ 58,930,909	$ 1,935,941,005
Repurchase agreements	—	—	158,947	5,648,694
Cash	397,789	14,024,045	1,004,749	24,557,251
Cash collateral due from broker on futures contracts	1,019,269	—	—	—
Cash collateral held for securities on loan	—	—	3,308	—
Foreign currency	—	—	685,184	410,626
Unrealized appreciation on OTC swap contracts	—	—	6,418	—
Unrealized appreciation on foreign currency contracts	—	—	23,553	190,400
Receivables:
Investment securities sold	—	—	429,079	79,074,812
Fund shares sold	—	1,949,171	—	11,916,018
Dividends and interest	—	4,341,661	639,778	12,961,616
Securities lending income	—	—	29	428
Variation margin on futures contracts	—	—	18,148	—
Variation margin on centrally cleared swap contracts	—	—	8,742	—
Tax reclaims	15	—	12,599	6,330
Total assets	11,383,757	376,553,820	61,921,443	2,070,707,180
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	51,543	195,540
Obligation to return securities lending collateral	—	—	66,162	—
Unrealized depreciation on OTC swap contracts	—	—	1,200	—
Cash collateral due to broker on swap contracts	—	—	—	10,000
Cash collateral due to broker on TBA sale commitments	—	—	—	1,070,000
TBA sale commitments, at market value	—	—	—	31,703,168
Payables:
Investment securities purchased	988,007	16,660,181	4,609,313	345,504,420
Investment management fees	5,118	113,254	25,829	399,273
Accounting services fees	47	—	—	—
Variation margin on futures contracts	61,260	—	—	138,169
Variation margin on centrally cleared swap contracts	—	—	—	120,647
Distributions payable	—	1,130,092	294,668	6,315,235
Accrued expenses	429	—	—	—
OTC swap contracts premiums received	—	—	111,776	—
Other liabilities	11,870	—	—	—
Total liabilities	1,066,731	17,903,527	5,160,491	385,456,452
Net assets	$ 10,317,026	$ 358,650,293	$ 56,760,952	$ 1,685,250,728
Summary of Net Assets:
Paid-in-capital	$ 10,647,856	$ 362,940,215	$ 63,574,688	$ 1,832,308,124
Distributable earnings (loss)	(330,830)	(4,289,922)	(6,813,736)	(147,057,396)
Net assets	10,317,026	358,650,293	56,760,952	1,685,250,728
Net asset value per share	14.74	19.49	34.40	34.05
Shares issued and outstanding	700,000	18,400,000	1,650,000	49,500,000
Cost of investments	$ 9,928,037	$ 351,799,431	$ 60,322,262	$ 2,001,367,136
Cost of foreign currency	$ —	$ —	$ 684,851	$ 408,843
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ 31,364,079
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ 64,785	$ —
The accompanying notes are an integral part of these financial statements.
72

Hartford Active ETFs
 Statements of Operations
July 31, 2024

	Hartford AAA CLO ETF	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Quality Value ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2024	For the Year Ended July 31, 2024	For the Year Ended July 31, 2024	For the Period Ended July 31, 2024(1)	For the Year Ended October 31, 2023
Investment Income:
Dividends	$ —	$ —	$ 341,599	$ —	$ 3,726,527	$ 6,366,454
Interest	5,366,501	10,934,323	74,320	14,052,479	160,739	164,776
Securities lending — net	106	2,474	5,422	—	2,580	—
Less: Foreign tax withheld	—	—	—	—	(39,208)	(118,592)
Total investment income, net	5,366,607	10,936,797	421,341	14,052,479	3,850,638	6,412,638
Expenses:
Investment management fees	234,491	742,847	632,645	1,147,068	574,963	1,058,985
Transfer agent fees	—	—	—	—	—	312,808
Distribution fees	—	—	—	—	—	444,180
Custodian fees	—	—	—	—	—	2,340
Registration and filing fees	—	—	—	—	—	154,512
Accounting services fees	—	—	—	—	—	45,119
Board of Trustees' fees	—	—	—	—	—	5,845
Audit and tax fees	—	—	—	—	—	4,722
Other expenses	—	—	—	—	—	36,292
Total expenses (before waivers, reimbursements and fees paid indirectly)	234,491	742,847	632,645	1,147,068	574,963	2,064,803
Expense waivers	—	—	—	—	—	(33,965)
Distribution fee reimbursements	—	—	—	—	—	(165,413)
Commission recapture	—	—	(1,260)	—	(1,099)	(1,484)
Total waivers, reimbursements and fees paid indirectly	—	—	(1,260)	—	(1,099)	(200,862)
Total expenses	234,491	742,847	631,385	1,147,068	573,864	1,863,941
Net Investment Income (Loss)	5,132,116	10,193,950	(210,044)	12,905,411	3,276,774	4,548,697
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(589,099) (2)	(5,838,203) (2)	5,709,859 (2)	(551,005)	12,971,240 (2)	1,553,793 (2)
Futures contracts	(134,120)	1,677,437	—	—	—	—
Swap contracts	—	127,842	—	—	—	—
Foreign currency contracts	17,436	—	—	—	—	—
Other foreign currency transactions	(6,632)	—	—	—	(758)	37
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(712,415)	(4,032,924)	5,709,859	(551,005)	12,970,482	1,553,830
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	2,688,005	10,692,117	21,516,765	8,310,517	19,415,461	(10,410,498)
Futures contracts	45,465	(683,727)	—	—	—	—
Swap contracts	—	46,976	—	—	—	—
Foreign currency contracts	1,935	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	185	—	—	—	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,735,590	10,055,366	21,516,765	8,310,517	19,415,461	(10,410,498)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	2,023,175	6,022,442	27,226,624	7,759,512	32,385,943	(8,856,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 7,155,291	$ 16,216,392	$ 27,016,580	$ 20,664,923	$ 35,662,717	$ (4,307,971)

(1)	Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
73

Hartford Active ETFs
 Statements of Operations – (continued)
July 31, 2024

	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders Tax-Aware Bond ETF	Hartford Sustainable Income ETF	Hartford Total Return Bond ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2024	For the Year Ended July 31, 2024	For the Year Ended July 31, 2024
Investment Income:
Dividends	$ 7,289	$ —	$ 3,706	$ —
Interest	608,694	9,507,905	3,552,776	66,939,233
Securities lending — net	—	—	1,687	7,515
Less: Foreign tax withheld	(608)	—	(802)	(6,093)
Total investment income, net	615,375	9,507,905	3,557,367	66,940,655
Expenses:
Investment management fees	85,414	890,530	305,257	4,084,394
Custodian fees	1,503	—	—	—
Accounting services fees	227	—	—	—
Total expenses (before waivers, reimbursements and fees paid indirectly)	87,144	890,530	305,257	4,084,394
Expense waivers	(1,730)	—	—	—
Management fee waivers	(9,244)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(10,974)	—	—	—
Total expenses	76,170	890,530	305,257	4,084,394
Net Investment Income (Loss)	539,205	8,617,375	3,252,110	62,856,261
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	130,142	(2,944,869)	(1,651,021) (2)	(11,847,411) (2)
Purchased options contracts	—	—	—	13,393
Futures contracts	5,140	—	(109,836)	6,563,484
Written options contracts	—	—	40,319	—
Swap contracts	—	—	510,284	(153,791)
Foreign currency contracts	—	—	321,226	758,995
Other foreign currency transactions	(56)	—	4,644	(85,726)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	135,226	(2,944,869)	(884,384)	(4,751,056)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	48,505	7,017,065	2,865,005	39,293,486
Purchased options contracts	—	—	—	4,845
Futures contracts	(1,430,699)	—	485,167	1,981,948
Swap contracts	—	—	(83,063)	670,010
Foreign currency contracts	—	—	8,582	522,098
Translation of other assets and liabilities in foreign currencies	(92)	—	(713)	3,655
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(1,382,286)	7,017,065	3,274,978	42,476,042
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,247,060)	4,072,196	2,390,594	37,724,986
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (707,855)	$ 12,689,571	$ 5,642,704	$ 100,581,247

(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
74

Hartford Active ETFs
 Statements of Changes in Net Assets

	Hartford AAA CLO ETF		Hartford Core Bond ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 5,132,116	$ 2,125,845	$ 10,193,950	$ 7,209,225
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(712,415)	(2,958,803)	(4,032,924)	(13,102,741)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,735,590	2,061,939	10,055,366	(1,977,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,155,291	1,228,981	16,216,392	(7,870,769)
Distributions to Shareholders	(4,989,643)	(2,132,637)	(10,127,908)	(7,005,459)
Fund Share Transactions:
Sold	80,622,231	3,818,593	65,266,301	24,250,463
Redeemed	(44,788,251)	(39,965,272)	(53,803,040)	(5,350,460)
Other Capital	51,365	23,539	26,663	6,688
Net increase (decrease) from capital share transactions	35,885,345	(36,123,140)	11,489,924	18,906,691
Net Increase (Decrease) in Net Assets	38,050,993	(37,026,796)	17,578,408	4,030,463
Net Assets:
Beginning of period	45,748,334	82,775,130	251,193,558	247,163,095
End of period	$ 83,799,327	$ 45,748,334	$ 268,771,966	$ 251,193,558
The accompanying notes are an integral part of these financial statements.
75

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Large Cap Growth ETF		Hartford Municipal Opportunities ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ (210,044)	$ (58,101)	$ 12,905,411	$ 9,049,946
Net realized gain (loss) on investments	5,709,859	(8,368,102)	(551,005)	(1,996,300)
Net changes in unrealized appreciation (depreciation) of investments	21,516,765	27,196,702	8,310,517	(2,755,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,016,580	18,770,499	20,664,923	4,298,640
Distributions to Shareholders	—	—	(12,686,167)	(8,703,726)
Fund Share Transactions:
Sold	1,269,158	3,856,861	69,372,185	134,344,105
Redeemed	(418,147)	(3,984,976)	(15,152,214)	(23,026,359)
Other Capital	29	123	50,715	93,530
Net increase (decrease) from capital share transactions	851,040	(127,992)	54,270,686	111,411,276
Net Increase (Decrease) in Net Assets	27,867,620	18,642,507	62,249,442	107,006,190
Net Assets:
Beginning of period	97,012,452	78,369,945	376,495,093	269,488,903
End of period	$ 124,880,072	$ 97,012,452	$ 438,744,535	$ 376,495,093
The accompanying notes are an integral part of these financial statements.
76

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Quality Value ETF(1)			Hartford Schroders Commodity Strategy ETF (Consolidated)
	For the Period Ended July 31, 2024(2)	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 3,276,774	$ 4,548,697	$ 3,955,583	$ 539,205	$ 896,652
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	12,970,482	1,553,830	11,495,589	135,226	(10,093,389)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	19,415,461	(10,410,498)	(26,414,806)	(1,382,286)	2,947,440
Net Increase (Decrease) in Net Assets Resulting from Operations	35,662,717	(4,307,971)	(10,963,634)	(707,855)	(6,249,297)
Distributions to Shareholders	(4,889,088)	(15,608,432)	(14,316,058)	(875,001)	(11,692,691)
Fund Share Transactions:(3)
Sold	23,096,821	179,997,849	57,551,280	—	15,666,165
Issued on reinvestment of distributions	—	15,400,431	14,094,650	—	—
Redeemed	(37,907,914)	(258,575,478)	(33,771,339)	(4,054,478)	(40,601,944)
Other Capital	—	—	—	405	8,440
Net increase (decrease) from capital share transactions	(14,811,093)	(63,177,198)	37,874,591	(4,054,073)	(24,927,339)
Net Increase (Decrease) in Net Assets	15,962,536	(83,093,601)	12,594,899	(5,636,929)	(42,869,327)
Net Assets:
Beginning of period	161,780,512	244,874,113	232,279,214	15,953,955	58,823,282
End of period	$ 177,743,048	$ 161,780,512	$ 244,874,113	$ 10,317,026	$ 15,953,955

(1)	As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the "Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
(2)	Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(3)	Reflects the Reorganization from Hartford Quality Value Fund as of October 13, 2023. See Note 1 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
77

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond ETF		Hartford Sustainable Income ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 8,617,375	$ 2,800,295	$ 3,252,110	$ 2,319,939
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(2,944,869)	(3,642,287)	(884,384)	(2,689,314)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	7,017,065	1,024,786	3,274,978	2,335,091
Net Increase (Decrease) in Net Assets Resulting from Operations	12,689,571	182,794	5,642,704	1,965,716
Distributions to Shareholders	(8,417,815)	(2,771,803)	(3,702,553)	(2,636,854)
Fund Share Transactions:
Sold	246,151,269	83,606,082	6,702,200	8,350,638
Redeemed	(34,167,302)	(24,247,500)	(5,063,636)	—
Other Capital	207,422	79,810	10,563	7,029
Net increase (decrease) from capital share transactions	212,191,389	59,438,392	1,649,127	8,357,667
Net Increase (Decrease) in Net Assets	216,463,145	56,849,383	3,589,278	7,686,529
Net Assets:
Beginning of period	142,187,148	85,337,765	53,171,674	45,485,145
End of period	$ 358,650,293	$ 142,187,148	$ 56,760,952	$ 53,171,674
The accompanying notes are an integral part of these financial statements.
78

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond ETF
	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income (loss)	$ 62,856,261	$ 37,786,188
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(4,751,056)	(44,879,880)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	42,476,042	(13,254,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	100,581,247	(20,348,358)
Distributions to Shareholders	(62,097,166)	(35,217,184)
Fund Share Transactions:
Sold	542,784,597	376,222,975
Redeemed	(89,360,062)	(97,287,802)
Other Capital	230,048	146,203
Net increase (decrease) from capital share transactions	453,654,583	279,081,376
Net Increase (Decrease) in Net Assets	492,138,664	223,515,834
Net Assets:
Beginning of period	1,193,112,064	969,596,230
End of period	$ 1,685,250,728	$ 1,193,112,064
The accompanying notes are an integral part of these financial statements.
79

Hartford Active ETFs
Financial Highlights

—Selected Per-Share Data (1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford AAA CLO ETF
For the Year Ended July 31, 2024
$ 38.12	$ 2.23	$ 0.70	$ 2.93	$ 0.02	$ (2.09)	$ —	$ (2.09)	$ 38.98	7.90%	$ 83,799	0.26%	0.26%	5.76%	171%
For the Year Ended July 31, 2023
$ 38.50	$ 1.31	$ (0.34)	$ 0.97	$ 0.01	$ (1.36)	$ —	$ (1.36)	$ 38.12	2.63%	$ 45,748	0.29%	0.29%	3.43%	14%
For the Year Ended July 31, 2022
$ 41.03	$ 0.77	$ (2.41)	$ (1.64)	$ 0.01	$ (0.85)	$ (0.05)	$ (0.90)	$ 38.50	(4.01)%	$ 82,775	0.29%	0.29%	1.92%	41% (5)
For the Year Ended July 31, 2021
$ 40.88	$ 0.90	$ 0.17	$ 1.07	$ 0.02	$ (0.94)	$ —	$ (0.94)	$ 41.03	2.69%	$ 129,241	0.29%	0.29%	2.20%	41% (5)
For the Year Ended July 31, 2020
$ 40.70	$ 1.29(6)	$ 0.20(6)	$ 1.49	$ 0.02	$ (1.33)	$ —	$ (1.33)	$ 40.88	3.78%	$ 87,882	0.29%	0.29%	3.19% (6)	29% (5)
Hartford Core Bond ETF
For the Year Ended July 31, 2024
$ 34.41	$ 1.36	$ 0.71	$ 2.07	$ 0.00 (7)	$ (1.35)	$ —	$ (1.35)	$ 35.13	6.19% (8)	$ 268,772	0.29%	0.29%	3.98%	43% (9)
For the Year Ended July 31, 2023
$ 36.62	$ 1.03	$ (2.25)	$ (1.22)	$ 0.00 (7)	$ (0.99)	$ —	$ (0.99)	$ 34.41	(3.29)%	$ 251,194	0.29%	0.29%	2.97%	60% (9)
For the Year Ended July 31, 2022
$ 41.48	$ 0.55	$ (4.72)	$ (4.17)	$ 0.01	$ (0.56)	$ (0.14)	$ (0.70)	$ 36.62	(10.11)%	$ 247,163	0.29%	0.29%	1.42%	36% (9)
For the Year Ended July 31, 2021
$ 42.52	$ 0.44	$ (0.73)	$ (0.29)	$ 0.03	$ (0.45)	$ (0.33)	$ (0.78)	$ 41.48	(0.59)%	$ 265,503	0.29%	0.29%	1.06%	30% (9)
For the Period Ended July 31, 2020(10)
$ 40.00	$ 0.21	$ 2.50	$ 2.71	$ 0.05	$ (0.24)	$ —	$ (0.24)	$ 42.52	6.91% (11)	$ 138,187	0.29% (12)	0.29% (12)	1.19% (12)	26% (9)
Hartford Large Cap Growth ETF
For the Year Ended July 31, 2024
$ 16.04	$ (0.03)	$ 4.46	$ 4.43	$ 0.00 (7)	$ —	$ —	$ —	$ 20.47	27.62% (8)	$ 124,880	0.59%	0.59%	(0.20)%	97%
For the Year Ended July 31, 2023
$ 12.95	$ (0.01)	$ 3.10	$ 3.09	$ 0.00 (7)	$ —	$ —	$ —	$ 16.04	23.86%	$ 97,012	0.59%	0.59%	(0.07)%	103%
For the Period Ended July 31, 2022(13)
$ 20.00	$ (0.04)	$ (7.01)	$ (7.05)	$ 0.00 (7)	$ —	$ —	$ —	$ 12.95	(35.25)% (11)	$ 78,370	0.59% (12)	0.59% (12)	(0.38)% (12)	90%
Hartford Municipal Opportunities ETF
For the Year Ended July 31, 2024
$ 38.03	$ 1.25	$ 0.77	$ 2.02	$ 0.00 (7)	$ (1.22)	$ —	$ (1.22)	$ 38.83	5.42%	$ 438,745	0.29%	0.29%	3.26%	38%
For the Year Ended July 31, 2023
$ 38.78	$ 1.05	$ (0.81)	$ 0.24	$ 0.01	$ (1.00)	$ —	$ (1.00)	$ 38.03	0.70%	$ 376,495	0.29%	0.29%	2.79%	16%
For the Year Ended July 31, 2022
$ 42.32	$ 0.69	$ (3.56)	$ (2.87)	$ 0.01	$ (0.68)	$ —	$ (0.68)	$ 38.78	(6.80)%	$ 269,489	0.29%	0.29%	1.73%	37%
For the Year Ended July 31, 2021
$ 42.52	$ 0.80	$ 0.98	$ 1.78	$ 0.01	$ (0.79)	$ (1.20)	$ (1.99)	$ 42.32	4.40%	$ 201,043	0.29%	0.29%	1.92%	17%
For the Year Ended July 31, 2020
$ 41.72	$ 1.04(6)	$ 0.95(6)	$ 1.99	$ 0.02	$ (1.06)	$ (0.15)	$ (1.21)	$ 42.52	4.90%	$ 106,291	0.29%	0.29%	2.49% (6)	67%
The accompanying notes are an integral part of these financial statements.
80

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data (1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Quality Value ETF
For the Period Ended July 31, 2024(14)
$ 21.12	$ 0.45	$ 4.45	$ 4.90	$ —	$ (0.62)	$ (0.04)	$ (0.66)	$ 25.36	23.55%	$ 177,743	0.45%	0.45%	2.56%	51%
For the Year Ended October 31, 2023(15)
$ 23.22	$ 0.38	$ (0.89)	$ (0.51)	$ —	$ (0.47)	$ (1.12)	$ (1.59)	$ 21.12	(2.60)%	$ 161,781	0.51%	0.46%	1.75%	30%
For the Year Ended October 31, 2022
$ 25.84	$ 0.49	$ (1.39)	$ (0.90)	$ —	$ (0.47)	$ (1.25)	$ (1.72)	$ 23.22	(3.78)%	$ 12,495	0.55%	0.46%	2.07%	24%
For the Year Ended October 31, 2021
$ 18.31	$ 0.45	$ 7.62	$ 8.07	$ —	$ (0.54)	$ —	$ (0.54)	$ 25.84	44.84%	$ 12,182	0.56%	0.46%	1.92%	21%
For the Year Ended October 31, 2020
$ 20.83	$ 0.50	$ (1.82)	$ (1.32)	$ —	$ (0.61)	$ (0.59)	$ (1.20)	$ 18.31	(6.94)%	$ 8,975	0.58%	0.46%	2.64%	26%
For the Year Ended October 31, 2019
$ 19.77	$ 0.48	$ 1.92	$ 2.40	$ —	$ (0.36)	$ (0.98)	$ (1.34)	$ 20.83	13.58%	$ 11,040	0.55%	0.46%	2.52%	23%
Hartford Schroders Commodity Strategy ETF (Consolidated)
For the Year Ended July 31, 2024
$ 16.36	$ 0.64	$ (1.29)	$ (0.65)	$ 0.00 (7)	$ (0.97)	$ —	$ (0.97)	$ 14.74	(3.85)%	$ 10,317	0.67%	0.59%	4.18%	328%
For the Year Ended July 31, 2023
$ 25.03	$ 0.43	$ (2.83)	$ (2.40)	$ 0.00 (7)	$ (6.27)	$ —	$ (6.27)	$ 16.36	(11.63)%	$ 15,954	1.02%	0.87%	2.42%	134%
For the Period Ended July 31, 2022(16)
$ 20.00	$ (0.09)	$ 5.11	$ 5.02	$ 0.01	$ —	$ —	$ —	$ 25.03	25.15% (11)	$ 58,823	1.05% (12)	0.89% (12)	(0.43)% (12)	407%
Hartford Schroders Tax-Aware Bond ETF
For the Year Ended July 31, 2024
$ 19.35	$ 0.72	$ 0.08	$ 0.80	$ 0.02	$ (0.68)	$ —	$ (0.68)	$ 19.49	4.36%	$ 358,650	0.39%	0.39%	3.77%	60%
For the Year Ended July 31, 2023
$ 19.85	$ 0.60	$ (0.55)	$ 0.05	$ 0.02	$ (0.57)	$ —	$ (0.57)	$ 19.35	0.43%	$ 142,187	0.39%	0.39%	3.10%	135%
For the Year Ended July 31, 2022
$ 21.80	$ 0.31	$ (1.74)	$ (1.43)	$ 0.01	$ (0.32)	$ (0.21)	$ (0.53)	$ 19.85	(6.58)%	$ 85,338	0.39%	0.39%	1.51%	116%
For the Year Ended July 31, 2021
$ 21.76	$ 0.25	$ 0.08	$ 0.33	$ 0.02	$ (0.25)	$ (0.06)	$ (0.31)	$ 21.80	1.64%	$ 105,708	0.39%	0.39%	1.14%	199%
For the Year Ended July 31, 2020
$ 20.95	$ 0.35	$ 0.91	$ 1.26	$ 0.02	$ (0.37)	$ (0.10)	$ (0.47)	$ 21.76	6.18%	$ 76,168	0.39%	0.39%	1.67%	165%
Hartford Sustainable Income ETF
For the Year Ended July 31, 2024
$ 33.23	$ 1.92	$ 1.40	$ 3.32	$ 0.01	$ (2.16)	$ —	$ (2.16)	$ 34.40	10.43%	$ 56,761	0.54%	0.54%	5.75%	56% (17)
For the Year Ended July 31, 2023
$ 33.69	$ 1.61	$ (0.24)	$ 1.37	$ 0.00 (7)	$ (1.83)	$ —	$ (1.83)	$ 33.23	4.28%	$ 53,172	0.54%	0.54%	4.89%	63% (17)
For the Period Ended July 31, 2022(18)
$ 40.00	$ 0.91	$ (6.35)	$ (5.44)	$ 0.09	$ (0.96)	$ —	$ (0.96)	$ 33.69	(13.52)% (11)	$ 45,485	0.54% (12)	0.54% (12)	2.87% (12)	39% (17)
Hartford Total Return Bond ETF
For the Year Ended July 31, 2024
$ 33.28	$ 1.48	$ 0.72	$ 2.20	$ 0.01	$ (1.44)	$ —	$ (1.44)	$ 34.05	6.86%	$ 1,685,251	0.29%	0.29%	4.46%	45% (19)
The accompanying notes are an integral part of these financial statements.
81

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data (1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Total Return Bond ETF – (continued)
For the Year Ended July 31, 2023
$ 35.19	$ 1.25	$ (2.01)	$ (0.76)	$ 0.00 (7)	$ (1.15)	$ —	$ (1.15)	$ 33.28	(2.12)%	$ 1,193,112	0.29%	0.29%	3.72%	69% (19)
For the Year Ended July 31, 2022
$ 41.16	$ 0.93	$ (5.18)	$ (4.25)	$ 0.01	$ (1.02)	$ (0.71)	$ (1.73)	$ 35.19	(10.60)%	$ 969,596	0.29%	0.29%	2.46%	61% (19)
For the Year Ended July 31, 2021
$ 42.52	$ 0.85	$ (0.35)	$ 0.50	$ 0.01	$ (0.91)	$ (0.96)	$ (1.87)	$ 41.16	1.26%	$ 1,059,971	0.29%	0.29%	2.07%	49% (19)
For the Year Ended July 31, 2020
$ 40.87	$ 1.13(20)	$ 2.90(20)	$ 4.03	$ 0.02	$ (1.35)	$ (1.05)	$ (2.40)	$ 42.52	10.34%	$ 697,309	0.29%	0.29%	2.76% (20)	79% (19)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47%, 53% and 41% for the years ended July 31, 2022, July 31, 2021 and July 31, 2020, respectively.
(6)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of less than 0.005%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect this change in presentation.
(7)	Per share amount is less than $0.005.
(8)	The total returns have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the total return experienced by the shareholder and disclosed in the Shareholder Report.
(9)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 258%, 344%, 363%, 362% and 177% for the years ended July 31, 2024, July 31, 2023, July 31, 2022 and July 31, 2021 and the period ended July 31, 2020, respectively.
(10)	Commenced operations on February 19, 2020.
(11)	Not annualized.
(12)	Annualized.
(13)	Commenced operations on November 9, 2021.
(14)	Effective June 1, 2024, the Hartford Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1 in the Notes to Financial Statements).
(15)	As of October 13, 2023, the Hartford Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the "Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
(16)	Commenced operations on September 14, 2021.
(17)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 162%, 173% and 143% for the years ended July 31, 2024, July 31, 2023 and July 31, 2022, respectively.
(18)	Commenced operations on September 21, 2021.
(19)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 359%, 436%, 450%, 499% and 659% for the years ended July 31, 2024, July 31, 2023, July 31, 2022, July 31, 2021 and July 31, 2020, respectively.
(20)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect a change in accounting standard.
The accompanying notes are an integral part of these financial statements.
82

Hartford Active ETFs
 Notes to Financial Statements
 July 31, 2024

1.	Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of nine operational series as of July 31, 2024. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Hartford Funds Exchange-Traded Trust:
Hartford AAA CLO ETF (the "AAA CLO ETF") (formerly, Hartford Short Duration ETF)
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Quality Value ETF (the "Quality Value ETF")
Hartford Schroders Commodity Strategy ETF (Consolidated) (the "Commodity Strategy ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Sustainable Income ETF (the "Sustainable Income ETF")
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
AAA CLO ETF commenced operations on May 30, 2018 and changed its name, investment objective and strategy as of February 12, 2024. Core Bond ETF commenced operations on February 19, 2020. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Commodity Strategy ETF commenced operations on September 14, 2021. Tax-Aware Bond ETF commenced operations on April 18, 2018. Sustainable Income ETF commenced operations on September 21, 2021. Total Return Bond ETF commenced operations on September 27, 2017.  Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Sustainable Income ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
Quality Value ETF acquired all the assets and liabilities of the Hartford Quality Value Fund (the "Predecessor Fund") pursuant to an Agreement and Plan of Reorganization and Liquidation as of the close of business on October 13, 2023 (the “Reorganization”). Prior to October 13, 2023, the financial statements of the Quality Value ETF reflect the historical results of the Predecessor Fund. All information and references to periods prior to the close of business on October 13, 2023, refer to the Predecessor Fund. Following the Reorganization, the Predecessor Fund’s performance and financial history were adopted by Quality Value ETF.
Effective as of June 1, 2024, the Quality Value ETF fiscal year end changed from October 31 to July 31.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s
83

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
84

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost. Income tax-related interest and penalties, if incurred, are recorded as income tax expense.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
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Hartford Active ETFs
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Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Sustainable Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Large Cap Growth ETF, Quality Value ETF and Commodity Strategy ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
g)	Basis for Consolidation – The Commodity Strategy ETF may invest up to 25% of its total assets in a wholly owned subsidiary of the Commodity Strategy ETF (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Commodity Strategy ETF’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Commodity Strategy ETF consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of July 31, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of July 31, 2024.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
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Hartford Active ETFs
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 July 31, 2024

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of July 31, 2024.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of July 31, 2024.
e)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of July 31, 2024.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended July 31, 2024, each of AAA CLO ETF, Core Bond ETF, Commodity Strategy ETF, Sustainable Income ETF and Total Return Bond ETF had used Futures Contracts.
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 July 31, 2024

b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended July 31, 2024, each of AAA CLO ETF, Sustainable Income ETF and Total Return Bond ETF had used Foreign Currency Contracts.
c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended July 31, 2024, each of Sustainable Income ETF and Total Return Bond ETF had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
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 July 31, 2024

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended July 31, 2024, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had entered into Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
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Hartford Active ETFs
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 July 31, 2024

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the year ended July 31, 2024, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had used Interest Rate Swap Contracts.
e)	Additional Derivative Instrument Information:
AAA CLO ETF

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (134,120)	$ —	$ —	$ —	$ —	$ (134,120)
Net realized gain (loss) on foreign currency contracts	—	17,436	—	—	—	17,436
Total	$ (134,120)	$ 17,436	$ —	$ —	$ —	$ (116,684)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 45,465	$ —	$ —	$ —	$ —	$ 45,465
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,935	—	—	—	1,935
Total	$ 45,465	$ 1,935	$ —	$ —	$ —	$ 47,400
For the year ended July 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	28
Futures Contracts Number of Short Contracts	(52)
Foreign Currency Contracts Purchased at Contract Amount	$ 207,277
Foreign Currency Contracts Sold at Contract Amount	$ 627,841
Core Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$ 254,393	$ —	$ —	$ —	$ —	$ 254,393
Total	$ 254,393	$ —	$ —	$ —	$ —	$ 254,393
Liabilities:
Unrealized depreciation on futures contracts(2)	$ 235,410	$ —	$ —	$ —	$ —	$ 235,410
Unrealized depreciation on swap contracts(1)	40,455	—	—	—	—	40,455
Total	$ 275,865	$ —	$ —	$ —	$ —	$ 275,865

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.
(2)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

90

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 July 31, 2024

Core Bond ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 1,677,437	$ —	$ —	$ —	$ —	$ 1,677,437
Net realized gain (loss) on swap contracts	72,375	—	55,467	—	—	127,842
Total	$ 1,749,812	$ —	$ 55,467	$ —	$ —	$ 1,805,279
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ (683,727)	$ —	$ —	$ —	$ —	$ (683,727)
Net change in unrealized appreciation (depreciation) of swap contracts	61,479	—	(14,503)	—	—	46,976
Total	$ (622,248)	$ —	$ (14,503)	$ —	$ —	$ (636,751)
For the year ended July 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	92
Futures Contracts Number of Short Contracts	(241)
Swap Contracts at Notional Amount	$ 5,935,417
Commodity Strategy ETF (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 144,450	$ 144,450
Total	$ —	$ —	$ —	$ —	$ 144,450	$ 144,450
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 772,863	$ 772,863
Total	$ —	$ —	$ —	$ —	$ 772,863	$ 772,863

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ —	$ 5,140	$ 5,140
Total	$ —	$ —	$ —	$ —	$ 5,140	$ 5,140
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ —	$ (1,430,699)	$ (1,430,699)
Total	$ —	$ —	$ —	$ —	$ (1,430,699)	$ (1,430,699)
91

Hartford Active ETFs
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 July 31, 2024

Commodity Strategy ETF (Consolidated) – (continued)

For the year ended July 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	266
Futures Contracts Number of Short Contracts	(33)
Sustainable Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 303,320	$ —	$ —	$ —	$ —	$ 303,320
Unrealized appreciation on foreign currency contracts	—	23,553	—	—	—	23,553
Unrealized appreciation on swap contracts(2)	69,848	—	41,706	—	—	111,554
Total	$ 373,168	$ 23,553	$ 41,706	$ —	$ —	$ 438,427
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 110,073	$ —	$ —	$ —	$ —	$ 110,073
Unrealized depreciation on foreign currency contracts	—	51,543	—	—	—	51,543
Unrealized depreciation on swap contracts(2)	12,193	—	1,507	—	—	13,700
Total	$ 122,266	$ 51,543	$ 1,507	$ —	$ —	$ 175,316

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (109,836)	$ —	$ —	$ —	$ —	$ (109,836)
Net realized gain (loss) on written options contracts	40,319	—	—	—	—	40,319
Net realized gain (loss) on swap contracts	231,605	—	278,679	—	—	510,284
Net realized gain (loss) on foreign currency contracts	—	321,226	—	—	—	321,226
Total	$ 162,088	$ 321,226	$ 278,679	$ —	$ —	$ 761,993
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 485,167	$ —	$ —	$ —	$ —	$ 485,167
Net change in unrealized appreciation (depreciation) of swap contracts	18,580	—	(101,643)	—	—	(83,063)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	8,582	—	—	—	8,582
Total	$ 503,747	$ 8,582	$ (101,643)	$ —	$ —	$ 410,686
92

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

Sustainable Income ETF – (continued)

For the year ended July 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	183
Futures Contracts Number of Short Contracts	(85)
Written Options at Notional Amount	$ (436,667)
Swap Contracts at Notional Amount	$ 6,960,966
Foreign Currency Contracts Purchased at Contract Amount	$ 532,993
Foreign Currency Contracts Sold at Contract Amount	$ 11,621,636
Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of July 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 1,551,303	$ —	$ —	$ —	$ —	$ 1,551,303
Unrealized appreciation on foreign currency contracts	—	190,400	—	—	—	190,400
Unrealized appreciation on swap contracts(2)	1,480,443	—	12,248	—	—	1,492,691
Total	$ 3,031,746	$ 190,400	$ 12,248	$ —	$ —	$ 3,234,394
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 798,593	$ —	$ —	$ —	$ —	$ 798,593
Unrealized depreciation on foreign currency contracts	—	195,540	—	—	—	195,540
Unrealized depreciation on swap contracts(2)	547,120	—	—	—	—	547,120
Total	$ 1,345,713	$ 195,540	$ —	$ —	$ —	$ 1,541,253

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the year ended July 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$ 13,393	$ —	$ —	$ —	$ —	$ 13,393
Net realized gain (loss) on futures contracts	6,563,484	—	—	—	—	6,563,484
Net realized gain (loss) on swap contracts	6,024	—	(159,815)	—	—	(153,791)
Net realized gain (loss) on foreign currency contracts	—	758,995	—	—	—	758,995
Total	$ 6,582,901	$ 758,995	$ (159,815)	$ —	$ —	$ 7,182,081
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ 4,845	$ —	$ —	$ —	$ —	$ 4,845
Net change in unrealized appreciation (depreciation) of futures contracts	1,981,948	—	—	—	—	1,981,948
Net change in unrealized appreciation (depreciation) of swap contracts	62,250	—	607,760	—	—	670,010
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	522,098	—	—	—	522,098
Total	$ 2,049,043	$ 522,098	$ 607,760	$ —	$ —	$ 3,178,901
93

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

Total Return Bond ETF – (continued)

For the year ended July 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 5,850,000
Futures Contracts Number of Long Contracts	1,744
Futures Contracts Number of Short Contracts	(1,462)
Swap Contracts at Notional Amount	$ 41,376,313
Foreign Currency Contracts Purchased at Contract Amount	$ 424,591
Foreign Currency Contracts Sold at Contract Amount	$ 26,731,844
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of July 31, 2024:

Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (235,410)
Swap contracts	254,393	(40,455)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	254,393	(275,865)
Derivatives not subject to a MNA	(254,393)	275,865
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Commodity Strategy ETF (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 144,450	$ (772,863)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	144,450	(772,863)
Derivatives not subject to a MNA	(144,450)	772,863
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Sustainable Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 23,553	$ (51,543)
Futures contracts	303,320	(110,073)
Swap contracts	111,554	(13,700)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	438,427	(175,316)
Derivatives not subject to a MNA	(408,456)	122,573
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 29,971	$ (52,743)

94

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 1,723	$ —	$ —	$ —	$ 1,723
Citibank NA	6,754	(1,106)	—	—	5,648
Credit Agricole	252	—	—	—	252
Deutsche Bank Securities, Inc.	16,870	(16,870)	—	—	—
Morgan Stanley	1,412	(1,412)	—	—	—
State Street Global Markets LLC	2,847	(1,009)	—	—	1,838
UBS AG	113	—	—	—	113
Total	$ 29,971	$ (20,397)	$ —	$ —	$ 9,574

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$ (1,106)	$ 1,106	$ —	$ —	$ —
Deutsche Bank Securities, Inc.	(25,915)	16,870	—	—	(9,045)
Goldman Sachs & Co.	(4,768)	—	—	—	(4,768)
JP Morgan Chase & Co.	(6)	—	—	—	(6)
Morgan Stanley	(13,953)	1,412	—	—	(12,541)
NatWest Markets Plc	(2,202)	—	—	—	(2,202)
RBC Dominion Securities, Inc.	(3)	—	—	—	(3)
Standard Chartered Bank	(3,781)	—	—	—	(3,781)
State Street Global Markets LLC	(1,009)	1,009	—	—	—
Total	$ (52,743)	$ 20,397	$ —	$ —	$ (32,346)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 190,400	$ (195,540)
Futures contracts	1,551,303	(798,593)
Swap contracts	1,492,691	(547,120)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,234,394	(1,541,253)
Derivatives not subject to a MNA	(3,043,994)	1,345,713
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 190,400	$ (195,540)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Credit Agricole	$ 525	$ —	$ —	$ —	$ 525
Goldman Sachs & Co.	189,875	—	—	—	189,875
Total	$ 190,400	$ —	$ —	$ —	$ 190,400

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$ (191,572)	$ —	$ —	$ —	$ (191,572)
NatWest Markets Plc	(3,968)	—	—	—	(3,968)
Total	$ (195,540)	$ —	$ —	$ —	$ (195,540)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
95

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes
96

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, straddle deferrals, post-October losses deferrals, redemptions in-kind, derivatives, reclassification of dividend income, debt modification, late-year ordinary loss deferral, adjustments related to Passive Foreign Investment Companies ("PFICs") and the treatment of income from the Subsidiary. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the year or period ended July 31, 2024 and the year ended July 31, 2023 are as follows (as adjusted for dividends payable, if applicable):

	For the Year or Period Ended July 31, 2024			For the Year Ended July 31, 2023
Fund	Tax Exempt Income	Ordinary Income	Long-Term Capital Gains(1)	Tax Exempt Income	Ordinary Income
AAA CLO ETF	$ —	$ 4,989,643	$ —	$ —	$ 2,132,637
Core Bond ETF	—	10,127,908	—	—	7,005,459
Large Cap Growth ETF	—	—	—	—	—
Municipal Opportunities ETF	11,811,311	874,856	—	8,161,928	541,798
Quality Value ETF(2)	—	4,642,738	246,350	—	—
Commodity Strategy ETF (Consolidated)	—	875,001	—	—	11,692,691
Tax-Aware Bond ETF	6,143,266	2,274,549	—	1,575,850	1,195,953
Sustainable Income ETF	—	3,702,553	—	—	2,636,854
Total Return Bond ETF	—	62,097,166	—	—	35,217,184

(1)	The Funds designate these distributions as long-term capital gains dividends pursuant to IRC Sec 852(b)(3)(c).
(2)	For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1). For the years ended October 31, 2023 and October 31, 2022, the Predecessor Fund distributed $3,920,496 and $3,291,556 in ordinary income and $11,687,936 and $11,024,502 in long-term capital gains, respectively.
As of July 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences(1)	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
AAA CLO ETF	$ —	$ 729,300	$ —	$ (1,896,295)	$ (523,768)	$ 63,719	$ (1,627,044)
Core Bond ETF	—	1,393,595	—	(24,538,625)	(1,530,866)	(15,029,328)	(39,705,224)
Large Cap Growth ETF	—	—	—	(16,591,530)	(180,073)	37,174,430	20,402,827
Municipal Opportunities ETF	1,740,269	—	—	(7,086,828)	(1,125,356)	(2,857,982)	(9,329,897)
Quality Value ETF	—	3,216,874	2,842,329	—	—	43,352,054	49,411,257
Commodity Strategy ETF (Consolidated)	—	260,704	—	—	—	(591,534)	(330,830)
Tax-Aware Bond ETF	1,356,926	—	—	(8,199,799)	(1,130,092)	3,683,043	(4,289,922)
Sustainable Income ETF	—	725,845	—	(6,160,776)	(340,703)	(1,038,102)	(6,813,736)
Total Return Bond ETF	—	9,948,718	—	(88,263,636)	(10,349,811)	(58,392,667)	(147,057,396)

(1)	The temporary differences noted above are comprised of distributions payable, straddle related deferrals, and ordinary income late year loss deferrals.
d)	Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as net operating loss, redemption in-kind, subsequent adjustments to wash sales, reclassification of dividend income, earnings and profits distributed to shareholders on the redemption of shares and book income/loss from the Subsidiary. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings
97

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

or from capital depending on the type of book and tax differences that exist. For the year or period ended July 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Paid-in-Capital	Distributable Earnings (Loss)
AAA CLO ETF	$ (261,138)	$ 261,138
Core Bond ETF	(868,307)	868,307
Large Cap Growth ETF	(16,484)	16,484
Quality Value ETF(1)	9,565,396	(9,565,396)
Commodity Strategy ETF (Consolidated)	49,571	(49,571)
Sustainable Income ETF	2,229	(2,229)
Total Return Bond ETF	(1,339,455)	1,339,455

(1)	For the period from November 1, 2023 to July 31, 2024.
e)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
AAA CLO ETF	$ —	$ 1,896,295
Core Bond ETF	15,277,359	9,261,266
Large Cap Growth ETF	16,591,530	—
Municipal Opportunities ETF	3,001,137	4,085,691
Tax-Aware Bond ETF	4,932,575	3,267,224
Sustainable Income ETF	1,895,742	4,265,034
Total Return Bond ETF	47,677,424	40,586,212
During the year ended July 31, 2024, Large Cap Growth ETF deferred $180,073 of Late-Year Ordinary Loss.
During the year ended July 31, 2024, AAA CLO ETF utilized $347,836, Large Cap Growth ETF utilized $5,212,217, Municipal Opportunities ETF utilized $556,950, Commodity Strategy ETF utilized $89,537, Sustainable Income ETF utilized $567,886 and Total Return Bond ETF utilized $5,662,036 of prior year capital loss carryforwards.
f)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at July 31, 2024 is different from book purposes primarily due to wash sale deferrals. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on swaps, forwards, futures, options, reclassification of dividend income, and investments in The Subsidiary. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AAA CLO ETF	$ 85,148,764	$ 134,315	$ (70,596)	$ 63,719
Core Bond ETF	323,549,114	2,648,228	(17,677,556)	(15,029,328)
Large Cap Growth ETF	88,169,648	39,708,086	(2,533,656)	37,174,430
Municipal Opportunities ETF	422,338,711	5,400,556	(8,258,538)	(2,857,982)
Quality Value ETF	132,296,028	43,728,084	(376,030)	43,352,054
Commodity Strategy ETF (Consolidated)	11,761,016	40,345	(554,122)	(513,777)
Tax-Aware Bond ETF	352,555,900	5,996,915	(2,313,872)	3,683,043
Sustainable Income ETF	60,194,722	1,270,478	(2,309,823)	(1,039,345)
Total Return Bond ETF	2,000,840,437	22,372,818	(80,766,690)	(58,393,872)
g)	Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of July 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended July 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
98

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Quality Value ETF, Sustainable Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement with respect to Commodity Strategy ETF and Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Commodity Strategy ETF and Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets of such ETFs in accordance with each Fund’s investment objective and policies and SIMNA may allocate assets to or from SIMNA Ltd. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington and SIMNA, as applicable. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of the Trust, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of the Trust that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of July 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
AAA CLO ETF(1)	0.24%
Core Bond ETF	0.29%
Large Cap Growth ETF	0.59%
Municipal Opportunities ETF	0.29%
Quality Value ETF	0.45%
Commodity Strategy ETF (Consolidated)(2)	0.59%
Tax-Aware Bond ETF	0.39%
Sustainable Income ETF	0.54%
Total Return Bond ETF	0.29%

(1)	Prior to February 12, 2024, the management fee rate was 0.29%.
(2)	HFMC has contractually agreed to waive the management fee for Commodity Strategy ETF in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Commodity Strategy ETF remains invested in the Subsidiary. For the year ended July 31, 2024, HFMC waived expenses in the amount of 0.08% of the Fund's average daily net assets.
b)	Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company ("State Street"). The cost and expenses of such delegation are born by HFMC, not the Funds. For the Commodity Strategy ETF, the Subsidiary incurs custodian fees and fund accounting fees, but the fees are born by HFMC through the management fee and expense waivers.
c)	Fees Paid Indirectly – The Large Cap Growth ETF and Quality Value ETF have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the year or period ended July 31, 2024, the amount is included in the Statement of Operations.
For the year or period ended July 31, 2024, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the accompanying financial highlights.
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Hartford Active ETFs
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d)	Distribution Plans – Each Fund, except Quality Value ETF, has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the year ended July 31, 2024, the Funds did not pay any Rule 12b-1 fees.
e)	Remuneration Paid to Trustees, Officers and Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year or period ended July 31, 2024, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of the Funds.
8.	Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The Commodity Strategy ETF does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of July 31, 2024.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
AAA CLO ETF	$ —	$ —	$ —
Core Bond ETF	—	—	—
Large Cap Growth ETF	1,073,035	1,089,566	—
Municipal Opportunities ETF	—	—	—
Quality Value ETF	—	—	—
Tax-Aware Bond ETF	—	—	—
Sustainable Income ETF	64,785	66,162	—
Total Return Bond ETF	—	—	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
100

Hartford Active ETFs
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 July 31, 2024

9.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.	Affiliate Holdings:
As of July 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Large Cap Growth ETF	10%
Commodity Strategy ETF (Consolidated)	35%
Sustainable Income ETF	38%
As of July 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	69%
Large Cap Growth ETF	65%
Total Return Bond ETF	29%
11.	Beneficial Fund Ownership:
As of July 31, 2024, to the knowledge of a Fund, Hartford Funds Management Company, LLC or Schroder US Holdings, Inc. beneficially held more than 25% of the shares outstanding of the following Funds:

Fund	Shareholder	Percentage of Ownership
Commodity Strategy ETF (Consolidated)	Schroder US Holdings, Inc	35%
	Hartford Funds Management Company, LLC	35%
Sustainable Income ETF	Hartford Funds Management Company, LLC	38%
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Hartford Active ETFs
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12.	Investment Transactions:
For the year or period ended July 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
AAA CLO ETF	$ 152,085,742	$ 117,261,147	$ 19,310,148	$ 24,145,118	$ 171,395,890	$ 141,406,265
Core Bond ETF	78,252,319	76,041,023	50,842,533	29,891,152	129,094,852	105,932,175
Large Cap Growth ETF	103,100,016	102,336,117	—	—	103,100,016	102,336,117
Municipal Opportunities ETF	194,588,353	147,430,766	—	10,000	194,588,353	147,440,766
Quality Value ETF(1)	84,414,191	84,921,452	—	—	84,414,191	84,921,452
Commodity Strategy ETF (Consolidated)	1,489,032	1,168,334	—	—	1,489,032	1,168,334
Tax-Aware Bond ETF	230,102,233	47,878,639	106,016,676	80,236,946	336,118,909	128,115,585
Sustainable Income ETF	23,331,566	21,527,952	9,782,702	8,934,334	33,114,268	30,462,286
Total Return Bond ETF	502,466,275	385,043,057	286,003,108	244,270,842	788,469,383	629,313,899

(1)	For the period from November 1, 2023 to July 31, 2024.
For the year or period ended July 31, 2024, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
AAA CLO ETF	$ 18,224,676	$ 10,123,844	$ (261,138)
Core Bond ETF	37,978,427	50,677,155	(867,857)
Large Cap Growth ETF	1,056,046	340,289	123,300
Quality Value ETF(1)	22,647,063	37,263,426	9,916,033
Tax-Aware Bond ETF	1,452,613	—	—
Sustainable Income ETF	4,287,883	3,886,569	2,229
Total Return Bond ETF	354,526,895	60,690,207	(1,337,017)

(1)	For the period from November 1, 2023 to July 31, 2024.
13.	Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of AAA CLO ETF, Core Bond ETF, Large Cap Growth ETF, Quality Value ETF and Sustainable Income ETF are listed and traded throughout the day on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the year or period ended July 31, 2024 and the year ended July 31, 2023:

	For the Year or Period Ended July 31, 2024		For the Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
AAA CLO ETF
Shares Sold	2,100,000	$ 80,622,231	100,000	$ 3,818,593
Shares Redeemed	(1,150,000)	(44,788,251)	(1,050,000)	(39,965,272)
Other Capital	—	51,365	—	23,539
Total Net Increase (Decrease)	950,000	35,885,345	(950,000)	(36,123,140)
Core Bond ETF
Shares Sold	1,900,000	$ 65,266,301	700,000	$ 24,250,463
Shares Redeemed	(1,550,000)	(53,803,040)	(150,000)	(5,350,460)
Other Capital	—	26,663	—	6,688
Total Net Increase (Decrease)	350,000	11,489,924	550,000	18,906,691
Large Cap Growth ETF
Shares Sold	75,000	$ 1,269,158	300,000	$ 3,856,861
Shares Redeemed	(25,000)	(418,147)	(300,000)	(3,984,976)
Other Capital	—	29	—	123
Total Net Increase (Decrease)	50,000	851,040	—	(127,992)
Municipal Opportunities ETF
Shares Sold	1,800,000	$ 69,372,185	3,550,000	$ 134,344,105
Shares Redeemed	(400,000)	(15,152,214)	(600,000)	(23,026,359)
Other Capital	—	50,715	—	93,530
Total Net Increase (Decrease)	1,400,000	54,270,686	2,950,000	111,411,276
Quality Value ETF(1)(2)
Shares Sold	925,001	$ 23,096,821	—	$ —
Shares Redeemed	(1,575,000)	(37,907,914)	—	—
Other Capital	—	—	—	—
Total Net Increase (Decrease)	(649,999)	(14,811,093)	—	—
Commodity Strategy ETF (Consolidated)
Shares Sold	—	$ —	925,000	$ 15,666,165
Shares Redeemed	(275,000)	(4,054,478)	(2,300,000)	(40,601,944)
Other Capital	—	405	—	8,440
Total Net Increase (Decrease)	(275,000)	(4,054,073)	(1,375,000)	(24,927,339)
Tax-Aware Bond ETF
Shares Sold	12,900,000	$ 246,151,269	4,300,000	$ 83,606,082
Shares Redeemed	(1,850,000)	(34,167,302)	(1,250,000)	(24,247,500)
Other Capital	—	207,422	—	79,810
Total Net Increase (Decrease)	11,050,000	212,191,389	3,050,000	59,438,392
Sustainable Income ETF
Shares Sold	200,000	$ 6,702,200	250,000	$ 8,350,638
Shares Redeemed	(150,000)	(5,063,636)	—	—
Other Capital	—	10,563	—	7,029
Total Net Increase (Decrease)	50,000	1,649,127	250,000	8,357,667
Total Return Bond ETF
Shares Sold	16,450,000	$ 542,784,597	11,200,000	$ 376,222,975
Shares Redeemed	(2,800,000)	(89,360,062)	(2,900,000)	(97,287,802)
Other Capital	—	230,048	—	146,203
Total Net Increase (Decrease)	13,650,000	453,654,583	8,300,000	279,081,376

(1)	For the period from November 1, 2023 to July 31, 2024. Effective June 1, 2024, the Quality Value ETF changed its fiscal year end from October 31 to July 31 (See Note 1).
(2)	The share transactions for the Quality Value ETF for the years ended October 31, 2023 and October 31, 2022 are as follows:

103

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

	For the Year Ended October 31, 2023(1)		For the Year Ended October 31, 2022
Quality Value ETF	Shares	Amount	Shares	Amount
Shares Sold(2)	7,278,138	$ 156,946,712	114,445	$ 2,665,943
Shares Issued for Reinvested Dividends (2)	37,745	858,432	32,704	807,378
Shares Redeemed (2)	(7,878,908)	(170,802,378)	(80,617)	(1,931,633)
Reorganization (see Note 1)	7,684,257	166,507,716	—	—
Net Increase (Decrease)(2)	7,121,232	153,510,482	66,532	1,541,688
Class A
Shares Sold	314,497	$ 7,284,449	653,948	$ 15,932,127
Shares Issued for Reinvested Dividends	458,294	10,659,453	446,698	11,224,276
Shares Redeemed	(8,103,051)	(179,821,950)	(938,757)	(22,808,241)
Net Increase (Decrease)	(7,330,260)	(161,878,048)	161,889	4,348,162
Class C
Shares Sold	97,617	$ 1,876,188	76,667	$ 1,602,569
Shares Issued for Reinvested Dividends	15,597	302,177	10,099	212,267
Shares Redeemed	(286,977)	(5,349,607)	(65,853)	(1,348,407)
Net Increase (Decrease)	(173,763)	(3,171,242)	20,913	466,429
Class I
Shares Sold	388,347	$ 8,732,221	710,040	$ 16,923,232
Shares Issued for Reinvested Dividends	87,476	2,001,361	55,812	1,383,295
Shares Redeemed	(1,787,994)	(39,221,923)	(230,905)	(5,313,610)
Net Increase (Decrease)	(1,312,171)	(28,488,341)	534,947	12,992,917
Class R3
Shares Sold	2,736	$ 63,393	3,836	$ 94,890
Shares Issued for Reinvested Dividends	2,297	54,524	2,505	64,011
Shares Redeemed	(44,059)	(999,179)	(8,433)	(208,983)
Net Increase (Decrease)	(39,026)	(881,262)	(2,092)	(50,082)
Class R4
Shares Sold	31,094	$ 738,003	46,621	$ 1,142,022
Shares Issued for Reinvested Dividends	13,177	316,133	10,678	276,389
Shares Redeemed	(254,050)	(5,787,791)	(24,211)	(629,358)
Net Increase (Decrease)	(209,779)	(4,733,655)	33,088	789,053
Class R5
Shares Sold	603	$ 15,289	15,997	$ 412,528
Shares Issued for Reinvested Dividends	910	22,057	763	19,958
Shares Redeemed	(15,180)	(350,957)	(14,814)	(364,859)
Net Increase (Decrease)	(13,667)	(313,611)	1,946	67,627
Class R6
Shares Sold	156,960	$ 3,721,449	512,657	$ 13,564,294
Shares Issued for Reinvested Dividends	32,143	780,498	627	16,459
Shares Redeemed	(667,871)	(15,451,489)	(43,904)	(1,076,263)
Net Increase (Decrease)	(478,768)	(10,949,542)	469,380	12,504,490
Class Y
Shares Sold	25,536	$ 620,145	210,023	$ 5,213,675
Shares Issued for Reinvested Dividends	16,684	405,796	3,465	90,617
Shares Redeemed	(316,362)	(7,297,920)	(3,483)	(89,985)
Net Increase (Decrease)	(274,142)	(6,271,979)	210,005	5,214,307
Total Net Increase (Decrease)	(2,710,344)	$ (63,177,198)	1,496,608	$ 37,874,591

(1)	As of October 13, 2023, the Quality Value ETF converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization and Liquidation (the "Reorganization"). All information and references to periods prior to the close of business on October 13, 2023 refers to the Predecessor Fund (as defined in Note 1). See Note 1 for additional information about the Reorganization.
(2)	Includes Class F Shares of the Predecessor Fund prior to the Reorganization and the Quality Value ETF post Reorganization.
14.	Line of Credit:
The AAA CLO ETF, Core Bond ETF, Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF, Sustainable Income ETF, and Total Return Bond ETF participate in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings
104

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 July 31, 2024

varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the period ended July 31, 2024, none of these Funds had borrowings under the credit facility.
15.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the year ended July 31, 2024, events and transactions subsequent to July 31, 2024, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective September 30, 2024, the Sustainable Income ETF's name, investment objective, principal investment strategy, and contractual management fee rate will change. The new name is Hartford Strategic Income ETF. Please see the Sustainable Income ETF's prospectus supplement for additional information.
105

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Hartford Funds Exchange-Traded Trust and Shareholders of Hartford AAA CLO ETF (formerly Hartford Short Duration ETF), Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Schroders Commodity Strategy ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Sustainable Income ETF and Hartford Total Return Bond ETF

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Hartford Funds Exchange-Traded Trust, hereafter collectively referred to as the "Funds") as of July 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Hartford AAA CLO ETF(1)
Hartford Core Bond ETF(1)
Hartford Large Cap Growth ETF(1)
Hartford Municipal Opportunities ETF(1)
Hartford Quality Value ETF(2)
Hartford Schroders Commodity Strategy ETF(1)*
Hartford Schroders Tax-Aware Bond ETF(1)
Hartford Sustainable Income ETF(1)
Hartford Total Return Bond ETF(1)

(1)	Statement of operations for the year ended July 31, 2024 and statement of changes in net assets for the years ended July 31, 2024 and July 31, 2023.
(2)	Statement of operations for the period November 1, 2023 through July 31, 2024 and the year ended October 31, 2023, the statement of changes in net assets for the period November 1, 2023 through July 31, 2024 and for the years ended October 31, 2023 and October 31, 2022.
*	The financial statements for Hartford Schroders Commodity Strategy ETF are presented on a consolidated basis
The financial statements of Hartford Quality Value ETF as of and for the year ended October 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2019 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 24, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.
106

Hartford Active ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.
107

Hartford Active ETFs
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.
108

Hartford Active ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.
109

Hartford Active ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period February 1, 2024 through July 31, 2024.
110

Hartford Active ETFs
Index Glossary (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the US Government/Credit component of the Bloomberg US Aggregate Bond Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury Bills.
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
JP Morgan CLOIE AAA Index (reflects no deduction for fees, expenses or taxes) is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index composed of 500 widely held common stocks.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

111

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford AAA CLO ETF, Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Quality Value ETF, Hartford Sustainable Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Commodity Strategy ETF and Hartford Schroders Tax-Aware Bond ETF are sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFAR-A24    09/24     Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: October 4, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 4, 2024	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: October 4, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)